UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	6/30/2014

Item 1 – Reports to Stockholders –

The MEDLEY Program

SEMIANNUAL REPORT • JUNE 30, 2014

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2014

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2014

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.5%
Exxon Mobil Corp.	1.1%
Microsoft Corp.	0.8%
Johnson & Johnson	0.8%
U.S. Treasury Notes, 1.500%, 01/31/19	0.7%

Diversified Bond
Issuer	(% of Net Assets	)
Banking	12.4%
Commercial Mortgage-Backed Securities	11.8%
Sovereigns	6.3%
Residential Mortgage-Backed Securities	5.9%
Collateralized Loan Obligations	4.4%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.6%
MasterCard, Inc. (Class A Stock)	2.3%
Morgan Stanley	2.3%
Facebook, Inc. (Class A Stock)	2.2%
Biogen Idec, Inc.	1.9%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.8%
Exxon Mobil Corp.	1.7%
General Electric Co.	1.4%
Johnson & Johnson	1.3%
Wells Fargo & Co.	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	51.5%
Japan	8.8%
United Kingdom	7.6%
France	4.3%
Switzerland	4.2%

Government Income
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	44.6%
U.S. Treasury Obligations	32.7%
Commercial Mortgage-Backed Securities	17.1%
Corporate Bonds	1.2%
Municipal Bonds	1.2%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.0%
Exxon Mobil Corp.	2.3%
Microsoft Corp.	1.7%
Johnson & Johnson	1.6%
General Electric Co.	1.4%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Flextronics International Ltd.	2.4%
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	2.2%
Noble Energy, Inc.	1.8%
MetLife, Inc.	1.8%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
Boeing Co. (The)	19,650	$2,500,069
Precision Castparts Corp.	4,625	1,167,350

		3,667,419

Airlines — 2.5%
American Airlines Group, Inc.(a)	47,628	2,046,099
United Continental Holdings, Inc.(a)	59,184	2,430,687

		4,476,786

Auto Components — 1.3%
Lear Corp.	26,511	2,367,963

Automobiles — 2.1%
General Motors Co.	56,030	2,033,889
Tesla Motors, Inc.(a)	7,746	1,859,505

		3,893,394

Banks — 7.3%
Citigroup, Inc.	52,856	2,489,518
JPMorgan Chase & Co.	73,047	4,208,968
PNC Financial Services Group, Inc.	29,250	2,604,712
Wells Fargo & Co.	76,699	4,031,299

		13,334,497

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.(a)	8,630	1,348,437
Biogen Idec, Inc.(a)	8,122	2,560,948
Celgene Corp.(a)	22,424	1,925,773

		5,835,158

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	17,672	2,959,000
Morgan Stanley	94,454	3,053,698

		6,012,698

Chemicals — 1.0%
Monsanto Co.	14,953	1,865,237

Communications Equipment — 0.9%
JDS Uniphase Corp.(a)	134,444	1,676,517

Consumer Finance — 2.8%
Capital One Financial Corp.	25,764	2,128,106
Navient Corp.	87,360	1,547,146
SLM Corp.	173,748	1,443,846

		5,119,098

Diversified Financial Services — 1.2%
Voya Financial, Inc.	61,647	2,240,252

Diversified Telecommunication Services — 2.3%
CenturyLink, Inc.	64,173	2,323,063
Verizon Communications, Inc.	36,768	1,799,058

		4,122,121

Electronic Equipment & Instruments — 2.4%
Flextronics International Ltd.(a)	387,798	4,292,924

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services — 3.3%
Halliburton Co.	44,969	$3,193,249
Schlumberger Ltd.	24,118	2,844,718

		6,037,967

Food Products — 2.6%
Bunge Ltd.	31,439	2,378,046
Mondelez International, Inc. (Class A Stock)	61,236	2,303,086

		4,681,132

Health Care Providers & Services — 3.4%
Cigna Corp.	15,812	1,454,230
Express Scripts Holding Co. (Class A Stock)(a)	34,142	2,367,065
HCA Holdings, Inc.(a)	41,360	2,331,877

		6,153,172

Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.	77,513	2,918,364
Hyatt Hotels Corp.(a)	36,977	2,254,857
International Game Technology	103,335	1,644,060

		6,817,281

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	86,842	3,230,522

Industrial Conglomerates — 0.9%
Siemens AG, ADR (Germany)	12,353	1,632,943

Insurance — 2.6%
MetLife, Inc.	59,887	3,327,322
XL Group PLC	41,104	1,345,334

		4,672,656

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(a)	5,661	1,838,580
priceline.com, Inc.(a)	1,660	1,996,980

		3,835,560

Internet Software & Services — 4.3%
Facebook, Inc. (Class A Stock)(a)	42,257	2,843,474
Google, Inc. (Class A Stock)(a)	2,701	1,579,194
Google, Inc. (Class C Stock)(a)	2,701	1,553,831
LinkedIn Corp.(a)	10,833	1,857,534

		7,834,033

IT Services — 1.3%
MasterCard, Inc. (Class A Stock)	32,337	2,375,799

Life Sciences Tools & Services — 1.0%
Illumina, Inc.(a)	10,632	1,898,237

Machinery — 2.3%
Caterpillar, Inc.	13,499	1,466,936
SPX Corp.	25,555	2,765,307

		4,232,243

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 3.9%
Comcast Corp. (Class A Stock)	41,643	$2,235,396
Liberty Global PLC (Series C)(a)	71,755	3,035,954
Walt Disney Co. (The)	21,571	1,849,498

		7,120,848

Metals & Mining — 1.7%
Goldcorp, Inc.	110,577	3,086,204

Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	28,639	3,135,111
Denbury Resources, Inc.	107,355	1,981,773
EOG Resources, Inc.	19,455	2,273,511
Marathon Oil Corp.	66,085	2,638,113
Marathon Petroleum Corp.	17,087	1,333,982
Noble Energy, Inc.	43,219	3,347,744
Occidental Petroleum Corp.	23,094	2,370,137
Southwestern Energy Co.(a)	18,665	849,071
Suncor Energy, Inc.	76,200	3,248,406

		21,177,848

Personal Products — 1.0%
Avon Products, Inc.	125,756	1,837,295

Pharmaceuticals — 5.4%
Actavis PLC(a)	10,098	2,252,359
Allergan, Inc.	10,851	1,836,206
Bayer AG, ADR (Germany)	15,710	2,219,352
Merck & Co., Inc.	27,837	1,610,370
Teva Pharmaceuticals Industries Ltd., ADR (Israel)	36,171	1,896,084

		9,814,371

Road & Rail — 3.8%
Canadian Pacific Railway Ltd. (Canada)	11,885	2,152,849
Hertz Global Holdings, Inc.(a)	115,753	3,244,557
Union Pacific Corp.	14,556	1,451,961

		6,849,367

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	127,613	2,877,673
Maxim Integrated Products, Inc.	36,995	1,250,801

		4,128,474

Software — 2.0%
Microsoft Corp.	32,711	1,364,049
Salesforce.com, Inc.(a)	37,650	2,186,712

		3,550,761

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	25,319	2,352,895
EMC Corp.	65,690	1,730,275

		4,083,170

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 2.4%
Kate Spade & Co.(a)	45,617	$1,739,832
Michael Kors Holdings Ltd.(a)	6,948	615,940
Under Armour, Inc. (Class A Stock)(a)	33,839	2,013,082

		4,368,854

TOTAL COMMON STOCKS (cost $125,799,277)		178,322,801

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	1,512	—

TOTAL LONG-TERM INVESTMENTS (cost: $125,799,277)		178,322,801

	Shares
SHORT-TERM INVESTMENTS — 0.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,663,285)(d)	1,663,285	1,663,285

TOTAL INVESTMENTS — 98.8% (cost $127,462,562)		$179,986,086

OTHER ASSETS, LESS LIABILITIES — 1.2%
Receivable for Securities Sold		$2,253,758
Interest and Dividends Receivable		106,953
Cash		6,577
Tax Reclaim Receivable		5,845
Payable Pending Capital Transactions		(169,906)

OTHER ASSETS IN EXCESS OF LIABILITIES		2,203,227

NET ASSETS — 100.0%		$182,189,313

NET ASSETS, representing:
Equity of Participants —		$182,210,120
Equity of The Prudential Insurance Company of America		(20,807)

		$182,189,313

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale.

(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$3,667,419	$—	$—
Airlines	4,476,786	—	—
Auto Components	2,367,963	—	—
Automobiles	3,893,394	—	—
Banks	13,334,497	—	—
Biotechnology	5,835,158	—	—
Capital Markets	6,012,698	—	—
Chemicals	1,865,237	—	—
Communications Equipment	1,676,517	—	—
Consumer Finance	5,119,098	—	—
Diversified Financial Services	2,240,252	—	—
Diversified Telecommunication Services	4,122,121	—	—
Electronic Equipment & Instruments	4,292,924	—	—
Energy Equipment & Services	6,037,967	—	—
Food Products	4,681,132	—	—
Health Care Providers & Services	6,153,172	—	—
Hotels, Restaurants & Leisure	6,817,281	—	—
Independent Power & Renewable Electricity Producers	3,230,522	—	—
Industrial Conglomerates	1,632,943	—	—
Insurance	4,672,656	—	—
Internet & Catalog Retail	3,835,560	—	—
Internet Software & Services	7,834,033	—	—
IT Services	2,375,799	—	—
Life Sciences Tools & Services	1,898,237	—	—
Machinery	4,232,243	—	—
Media	7,120,848	—	—
Metals & Mining	3,086,204	—	—
Oil, Gas & Consumable Fuels	21,177,848	—	—
Personal Products	1,837,295	—	—
Pharmaceuticals	9,814,371	—	—
Road & Rail	6,849,367	—	—
Semiconductors & Semiconductor Equipment	4,128,474	—	—
Software	3,550,761	—	—
Technology Hardware, Storage & Peripherals	4,083,170	—	—
Textiles, Apparel & Luxury Goods	4,368,854	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	1,663,285	—	—

Total	$179,986,086	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	11.6%
Banks	7.3
Pharmaceuticals	5.4
Internet Software & Services	4.3
Media	3.9
Road & Rail	3.8
Hotels, Restaurants & Leisure	3.7
Health Care Providers & Services	3.4
Capital Markets	3.3
Energy Equipment & Services	3.3
Biotechnology	3.2
Consumer Finance	2.8
Food Products	2.6
Insurance	2.6
Airlines	2.5
Textiles, Apparel & Luxury Goods	2.4
Electronic Equipment & Instruments	2.4
Machinery	2.3
Diversified Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.3
Technology Hardware, Storage & Peripherals	2.2

Internet & Catalog Retail	2.1%
Automobiles	2.1
Software	2.0
Aerospace & Defense	2.0
Independent Power & Renewable Electricity Producers	1.8
Metals & Mining	1.7
IT Services	1.3
Auto Components	1.3
Diversified Financial Services	1.2
Chemicals	1.0
Personal Products	1.0
Life Sciences Tools & Services	1.0
Affiliated Money Market Mutual Fund	0.9
Communications Equipment	0.9
Industrial Conglomerates	0.9

98.8
Other assets in excess of liabilities	1.2

100.0%

The Account invested in derivative instruments (rights offerings) during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At June 30, 2014, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at June 30, 2014 of $0 and are presented in the Statement of Net Assets as such.

For the six months ended June 30, 2014, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $23,523 foreign withholding tax)	$1,159,697
Affiliated Dividend Income	1,311
Total Income	1,161,008
EXPENSES
Fees Charged to Participants for Investment Management Services	(221,023)
Fees Charged to Participants for Administrative Expenses:
Standard Contract	(596,285)
0.50% Contract	(4,453)
0.45% Contract	(11,223)
Total Expenses .	(832,984)
NET INVESTMENT INCOME	328,024
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	6,146,943
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,856,220
NET GAIN ON INVESTMENTS	14,003,163
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,331,187

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
OPERATIONS
Net Investment Income	$328,024	$857,502
Net Realized Gain on Investment Transactions	6,146,943	24,415,833
Net Change In Unrealized Appreciation (Depreciation) on Investments	7,856,220	19,029,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,331,187	44,303,066
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,547,491	23,423,935
Withdrawals and Transfers Out	(9,624,128)	(43,223,694)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(8,076,637)	(19,799,759)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(7,122)	(2,471)
TOTAL INCREASE IN NET ASSETS	6,247,428	24,500,836
NET ASSETS
Beginning of period	175,941,885	151,441,049
End of period	$182,189,313	$175,941,885

Accumulation Unit Values and Equity of Participants as of June 30, 2014
Standard Contract:
Accumulation Unit Value and Equity of Participants, $166,611,921 / 11,168,082 outstanding Accumulation Units	$14.9186

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $3,853,434 / 236,087 outstanding Accumulation Units	$16.3221

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $11,744,765 / 718,336 outstanding Accumulation Units	$16.3500

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2014						Year Ended December 31, 2013
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.0933		$.1019		$.1021		$.1792	$.1950	$.1952
Expenses
Investment management fee	(.0174)		(.0191)		(.0191)		(.0303)	(.0330)	(.0330)
Administrative expenses	(.0522)		(.0191)		(.0153)		(.0906)	(.0330)	(.0264)
Net Investment Income	.0237		.0637		.0677		.0583	.1290	.1358
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	1.1326		1.2383		1.2403		3.1834	3.4658	3.4700
Net Increase (Decrease) in Accumulation Unit Value	1.1563		1.3020		1.3080		3.2417	3.5948	3.6058
Accumulation Unit Value
Beginning of period	13.7623		15.0201		15.0420		10.5206	11.4253	11.4362
End of period	$14.9186		$16.3221		$16.3500		$13.7623	$15.0201	$15.0420
Total Return**	8.40%		8.67%		8.70%		30.81%	31.46%	31.53%
Ratio of Expenses To Average Net Assets***	1.00	%††	.50	%††	.45	%††	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.34	%††	.83	%††	.88	%††	.48%	.98%	1.03%
Portfolio Turnover Rate	30	%†††	30	%†††	30	%†††	69%	69%	69%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	11,168		236		718		11,720	224	751

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
††	Annualized.
†††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Year Ended December 31, 2012			Year/Period Ended December 31, 2011				Year Ended December 31,
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract†		2010	2009
Investment Income	$.1825	$.1975	$.1976	$.1448	$.1559	$.1203		$.1531	$.1215
Expenses
Investment management fee	(.0251)	(.0272)	(.0272)	(.0250)	(.0270)	(.0200)		(.0227)	(.0186)
Administrative expenses	(.0752)	(.0272)	(.0218)	(.0749)	(.0270)	(.0160)		(.0678)	(.0557)
Net Investment Income	.0822	.1431	.1486	.0449	.1019	.0843		.0626	.0472
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	1.0786	1.1677	1.1686	(.7945)	(.8579)	(1.5558)		.9846	2.8854
Net Increase (Decrease) in Accumulation Unit Value	1.1608	1.3108	1.3172	(.7496)	(.7560)	(1.4715)		1.0472	2.9326
Accumulation Unit Value
Beginning of period	9.3598	10.1145	10.1190	10.1094	10.8705	11.5905		9.0708	6.1382
End of period	$10.5206	$11.4253	$11.4362	$9.3598	$10.1145	$10.1190		$10.1180	$9.0708
Total Return**	12.40%	12.96%	13.02%	(7.41)%	(6.95)%	(12.70)%		11.54%	47.78%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45	%††	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.82%	1.32%	1.37%	.44%	.94%	1.03	%††	.69%	1.00%
Portfolio Turnover Rate	44%	44%	44%	56%	56%	56	%†††	70%	62%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	13,204	205	891	15,386	205	1,001		18,330	20,072

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Inception Date — April 1, 2011.
††	Annualized.
†††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-10 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Security Valuation:    The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the year ended by cancelling Units.

Note 4:	Other Transactions with Affiliates

During the six months ended June 30, 2014, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2014, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $52,742,441 and $63,322,532, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months and year ended June 30, 2014 and December 31, 2013, respectively, are as follows:

Standard Contracts	Units	Amount
Six months ended June 30, 2014:
Account units issued	95,994	$1,343,847
Account units redeemed	(648,159)	(9,107,155)

Net increase (decrease) in units outstanding	(552,165)	$(7,763,308)

Year ended December 31, 2013:
Account units issued	1,756,379	$23,105,504
Account units redeemed	(3,240,015)	(41,295,579)

Net increase (decrease) in units outstanding	(1,483,636)	$(18,190,075)

0.50% Contracts
Six months ended June 30, 2014:
Account units issued	13,295	$203,644
Account units redeemed	(1,409)	(21,246)

Net increase (decrease) in units outstanding	11,886	$182,398

Year ended December 31, 2013:
Account units issued	23,969	$318,431
Account units redeemed	(4,812)	(61,635)

Net increase (decrease) in units outstanding	19,157	$256,796

0.45% Contracts	Units	Amount
Six months ended June 30, 2014:
Account units issued	—	$—
Account units redeemed	(32,225)	(495,727)

Net increase (decrease) in units outstanding	(32,225)	$(495,727)

Year ended December 31, 2013:
Account units issued	—	$—
Account units redeemed	(140,775)	(1,866,480)

Net increase (decrease) in units outstanding	(140,775)	$(1,866,480)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2014, $92,675 in participant loans were withdrawn from VCA-10 and $49,817 of principal and interest was repaid to VCA-10. For the year ended December 31, 2013, $185,603 in participant loans were withdrawn from VCA-10 and $107,576 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2014, PICA has advised the Account that it received $693 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

SHORT-TERM INVESTMENTS — 100%	Principal Amount (000)#	Value (Note 2)
Certificates of Deposit — 27.0%
Bank of America NA 0.180%, 08/27/2014	$450	$450,000
0.250%, 11/03/2014	275	275,000
Bank of Montreal 0.237%, 06/03/2015(b)	300	300,000
Bank of Nova Scotia 0.477%, 01/14/2015(b)	250	250,342
BNP Paribas SA 0.474%, 04/10/2015(b)	250	250,000
Branch Banking & Trust Co. 0.145%, 09/29/2014	400	400,000
0.150%, 09/22/2014	300	300,000
Canadian Imperial Bank of Commerce 0.475%, 11/03/2014(b)	300	300,261
Citibank NA 0.170%, 09/03/2014	650	650,000
Credit Agricole SA 0.330%, 10/09/2014	275	275,000
JPMorgan Chase Bank NA 0.270%, 07/31/2014(b)	500	500,000
Natixis 0.220%, 08/04/2014	500	500,000
Norinchchukin Bank 0.210%, 07/31/2014	290	290,000
Rabobank Nederland 0.277%, 04/14/2015(b)	275	275,000
Royal Bank of Canada 0.254%, 10/17/2014(b)	300	300,000
Standard Chartered Bank 0.282%, 10/16/2014(b)	275	275,000
State Street Bank & Trust Co. 0.201%, 10/08/2014(b)	300	300,000
Sumitomo Mitsui Banking Corp. 0.210%, 07/29/2014	280	280,000
0.260%, 10/10/2014	275	275,000
Svenska Handelsbanken AB 0.396%, 11/17/2014(b)	300	300,207
0.401%, 12/19/2014(b)	280	280,243
Toronto Dominion Bank (The) 0.222%, 07/28/2014(b)	400	400,000
Wells Fargo Bank NA 0.140%, 07/14/2014	350	350,000

		7,776,053

Commercial Paper — 10.6%
ABN AMRO Funding USA LLC, 144A 0.310%, 10/08/2014(a)	275	274,766
Caisse Centrale Desjardins du Quebec, 144A 0.246%, 10/23/2014(b)	300	300,000
Commonwealth Bank of Australia, 144A 0.233%, 04/23/2015(b)	290	290,000
DNB Bank ASA, 144A 0.244%, 01/16/2015(b)	300	300,000
PNC Bank NA 0.301%, 08/25/2014(a)	400	399,817

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)#	Value (Note 2)
Commercial Paper (continued)
Schlumberger Investment SA, 144A 0.130%, 07/11/2014(a)	$500	$499,982
Skandinaviska Enskilda Banken AB, 144A 0.260%, 10/14/2014(a)	275	274,791
Swedbank AB 0.255%, 10/17/2014(a)	290	289,778
Toyota Motor Credit Corp. 0.140%, 07/15/2014(a)	425	424,977

		3,054,111

Other Instruments – Corporate Bonds — 13.6%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes 0.498%, 07/28/2014(b)	500	500,123
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN 0.377%, 08/27/2014(b)	500	500,161
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.491%, 09/15/2014(b)	500	500,302
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes 0.152%, 01/14/2015(b)	250	250,008
MetLife Institutional Funding II, Sec’d. Notes, 144A 0.600%, 01/06/2015(b)	300	300,586
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A 0.854%, 07/09/2014(b)	712	712,100
Sanofi, Sr. Unsec’d. Notes 1.200%, 09/30/2014	500	501,231
Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.227%, 01/14/2015(b)	300	300,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes 0.508%, 07/20/2015(b)	350	350,937

		3,915,448

Time Deposit — 1.0%
U.S. Bank NA 0.150%, 07/03/2014	300	300,000

U.S. Government Agency Obligations — 34.2%
Federal Farm Credit Bank 0.132%, 08/15/2014(a)	560	560,015
Federal Home Loan Bank 0.050%, 07/11/2014(a)	600	599,992
0.055%, 07/02/2014(a)	1,200	1,199,998
0.056%, 07/07/2014(a)	500	499,995
0.061%, 07/09/2014(a)	600	599,992
0.068%, 08/08/2014(a)	400	399,972
0.092%, 08/12/2014(b)	500	499,997
0.094%, 11/18/2014(b)	500	499,968
0.096%, 12/08/2014(b)	400	399,996

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)#	Value (Note 2)
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (cont’d.)
0.097%, 05/12/2015(b)	$500	$499,970
0.098%, 08/20/2014(b)	500	500,000
0.100%, 08/19/2014(b)	500	500,000
0.100%, 05/28/2015(b)	400	399,992
0.101%, 04/02/2015(b)	500	499,990
0.102%, 12/12/2014(b)	300	299,988
0.104%, 07/10/2014(b)	350	350,000
0.104%, 12/18/2014(b)	300	299,986
0.111%, 12/09/2014(b)	300	300,000
0.112%, 12/24/2015(b)	300	299,897
0.119%, 08/10/2015(b)	250	249,993
0.120%, 08/13/2014	400	399,995

		9,859,736

Repurchase Agreements(c) — 13.6%
BNP Paribas Securities, Inc. 0.110%, dated 06/30/2014, due 07/01/2014 in the amount of $2,000,006 (cost $2,000,000)	2,000	2,000,000
Deutsche Bank Securities, Inc. 0.050%, dated 06/30/2014, due 07/01/2014 in the amount of $925,001 (cost $925,000)	925	925,000
Goldman Sachs & Co., 0.070%, dated 06/24/2014, due 07/01/2014 in the amount of $1,000,014 (cost $1,000,000)	1,000	1,000,000

		3,925,000

SHORT-TERM INVESTMENTS (continued)	Value (Note 2)
TOTAL INVESTMENTS — 100.0% (cost $28,830,348)	$28,830,348

OTHER ASSETS, LESS LIABILITIES
Interest Receivable	$7,635
Cash	748
Payable Pending Capital Transactions	(15,672)

LIABILITIES IN EXCESS OF OTHER ASSETS	(7,289)

NET ASSETS — 100.0%	$28,823,059

NET ASSETS, representing:
Equity of Participants	$28,824,371
Equity of The Prudential Insurance Company of America	(1,312)

$28,823,059

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Rate quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	Repurchase agreements are collaterized by FHLMC (coupon rates 2.50%-6.50, maturity dates 04/01/2024-02/01/2041), FNMA (coupon rates 2.50%-5.00%, maturity dates 06/01/2029-03/01/2040), GNMA (coupon rates 4.00%-5.50%, maturity dates 11/15/2038-08/15/2041) and U.S. Treasury Note (coupon rate 6. 25%, maturity date 05/15/2030) with the aggregate value, including accrued interest, of $4,003,608. Repurchase agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and corresponding counterparty, see the Statement of Net Assets.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$7,776,053	$—
Commercial Paper	—	3,054,111	—
Other Instruments – Corporate Bonds	—	3,915,448	—
Time Deposit	—	300,000	—
U.S. Government Agency Obligations	—	9,859,736	—
Repurchase Agreements	—	3,925,000

Total	$—	$28,830,348	$—

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage on net assets as of June 30, 2014 was as follows:

U.S. Government Agency Obligations	34.2%
Certificates of Deposit	27.0
Other Instruments – Corporate Bonds	13.6
Repurchase Agreements	13.6
Commercial Paper	10.6

Time Deposit	1.0%

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

INVESTMENT INCOME
Unaffiliated Interest Income	$22,638
EXPENSES
Fees Charged to Participants for Investment Management Services	(36,747)
Fees Charged to Participants for Administrative Expenses:
Standard Contract	(98,982)
0.50% Contract	(2,123)
0.45% Contract	(1,304)
Total Expenses	(139,156)
NET INVESTMENT LOSS	(116,518)
Realized Gain on Investment Transactions	163
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(116,355)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
OPERATIONS
Net Investment Loss	$(116,518)	$(244,658)
Net Realized Gain on Investment Transactions	163	629
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(116,355)	(244,029)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,157,057	4,925,495
Withdrawals and Transfers Out	(2,806,566)	(8,285,654)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(1,649,509)	(3,360,159)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(1,574)	(89)
TOTAL DECREASE IN NET ASSETS	(1,767,438)	(3,604,277)
NET ASSETS
Beginning of period	30,590,497	34,194,774
End of period	$28,823,059	$30,590,497

Accumulation Unit Values and Equity of Participants as of June 30, 2014

Standard Contract:
Accumulation Unit Value and Equity of Participants, $25,879,514 / 7,998,693 outstanding Accumulation Units	$3.2355

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $1,651,798 / 470,576 outstanding Accumulation Units	$3.5102

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $1,293,059 / 367,749 outstanding Accumulation Units	$3.5161

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2014						Year Ended December 31, 2013
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.0025		$.0026		$.0027		$.0060	$.0063	$.0064
Expenses
Investment management fee	(.0040)		(.0043)		(.0044)		(.0081)	(.0087)	(.0087)
Administrative expenses	(.0120)		(.0043)		(.0035)		(.0244)	(.0087)	(.0071)
Net Investment Loss	(.0135)		(.0060)		(.0052)		(.0265)	(.0111)	(.0094)
Capital Changes
Net realized gain (loss) on investment transactions	.0000††		.0000††		.0000††		.0001	.0001	.0001
Net Decrease in Accumulation Unit Value	(.0135)		(.0060)		(.0052)		(.0264)	(.0110)	(.0093)
Accumulation Unit Value
Beginning of period	3.2490		3.5162		3.5213		3.2754	3.5272	3.5306
End of period	$3.2355		$3.5102		$3.5161		$3.2490	$3.5162	$3.5213
Total Return**	(.42)%		(.17)%		(.15)%		(.81)%	(.31)%	(.26)%
Ratio of Expenses To Average Net Assets***	1.00	%†††	.50	%†††	.45	%†††	1.00%	.50%	.45%
Ratio of Net Investment Loss To Average Net Assets***	(.84	)%†††	(.34	)%†††	(.30	)%†††	(.81)%	(.32)%	(.27)%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	7,999		471		368		8,446	502	393

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
††	Less than $.00005.
†††	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Year Ended December 31, 2012			Year/Period Ended December 31, 2011				Year Ended December 31,
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract†		2010	2009
Investment Income	$.0081	$.0085	$.0086	$.0070	$.0073	$.0051		$.0136	$.0239
Expenses
Investment management fee	(.0083)	(.0088)	(.0088)	(.0083)	(.0088)	(.0067)		(.0083)	(.0084)
Administrative expenses	(.0246)	(.0088)	(.0071)	(.0248)	(.0088)	(.0053)		(.0249)	(.0251)
Net Investment Income (Loss)	(.0248)	(.0091)	(.0073)	(.0261)	(.0103)	(.0069)		(.0196)	(.0096)
Capital Changes
Net realized gain (loss) on investment transactions	.0001	.0001	.0001	.0001	.0001	.0000	††	—	—
Net Increase (Decrease) in Accumulation Unit Value	(.0247)	(.0090)	(.0072)	(.0260)	(.0102)	(.0069)		(.0196)	(.0096)
Accumulation Unit Value
Beginning of period	3.3001	3.5362	3.5378	3.3261	3.5464	3.5447		3.3520	3.3616
End of period	$3.2754	$3.5272	$3.5306	$3.3001	$3.5362	$3.5378		$3.3324	$3.3520
Total Return**	(.75)%	(.25)%	(.20)%	(.78)%	(.29)%	(.19)%		(.58)%	(.29)%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45	%†††	1.00%	1.00%
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.75)%	(.26)%	(.21)%	(.79)%	(.29)%	(.23	)%†††	(.71)%	(.30)%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	9,435	500	433	10,650	495	458		12,886	14,777

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Inception Date — April 1, 2011.
††	Less than $.00005.
†††	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-11 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-11 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Security Valuation:    The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

The Account values all of its securities of sufficient credit quality, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Master Netting Arrangements:    The Account may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Account and the counterparty permits the Account to offset amounts payable by the Account to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Account to cover the Account’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforcable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right to set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

VCA-11 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months and year ended June 30, 2014 and December 31, 2013, respectively, are as follows:

Standard Contract	Units	Amount
Six months ended June 30, 2014:
Account units issued .	330,587	$1,072,477
Account units redeemed .	(777,721)	(2,521,820)

Net increase (decrease) in units outstanding	(447,134)	$(1,449,343)

Year ended December 31, 2013:
Account units issued .	1,450,518	$4,724,481
Account units redeemed .	(2,439,487)	(7,952,323)

Net increase (decrease) in units outstanding	(988,969)	$(3,227,842)

0.50% Contract
Six months ended June 30, 2014:
Account units issued .	24,073	$84,580
Account units redeemed .	(55,335)	(194,395)

Net increase (decrease) in units outstanding	(31,262)	$(109,815)

Year ended December 31, 2013:
Account units issued .	57,072	$201,014
Account units redeemed .	(54,758)	(192,943)

Net increase (decrease) in units outstanding	2,314	$8,071

0.45% Contract
Six months ended June 30, 2014:
Account units issued .	—	$—
Account units redeemed .	(25,668)	(90,351)

Net increase (decrease) in units outstanding	(25,668)	$(90,351)

Year ended December 31, 2013:
Account units issued .	—	$—
Account units redeemed .	(39,796)	(140,388)

Net increase (decrease) in units outstanding	(39,796)	$(140,388)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2014, $21,501 in participant loans were withdrawn from VCA-11 and $38,031 of principal and interest was repaid to VCA-11. For the year ended December 31, 2013, $70,867 in participant loans were withdrawn from VCA-11 and $138,908 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2014, PICA has advised the Account that it received $321 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,052.80	0.59%	$3.00
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Diversified Bond (Class I)	Actual	$1,000.00	$1,054.40	0.45%	$2.29
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Equity (Class I)	Actual	$1,000.00	$1,050.60	0.47%	$2.39
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$1,048.60	0.87%	$4.42
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Flexible Managed (Class I)	Actual	$1,000.00	$1,070.30	0.63%	$3.23
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$1,045.80	0.81%	$4.11
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Government Income (Class I)	Actual	$1,000.00	$1,038.20	0.48%	$2.43
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Stock Index (Class I)	Actual	$1,000.00	$1,069.50	0.32%	$1.64
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 80.8%
COMMON STOCKS — 52.9%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Boeing Co. (The)	45,800	$5,827,134
General Dynamics Corp.	21,800	2,540,790
Honeywell International, Inc.	52,512	4,880,991
L-3 Communications Holdings, Inc.	5,800	700,350
Lockheed Martin Corp.	18,100	2,909,213
Northrop Grumman Corp.	14,562	1,742,052
Precision Castparts Corp.	9,800	2,473,520
Raytheon Co.	21,100	1,946,475
Rockwell Collins, Inc.	9,100	711,074
Safran SA (France)	3,170	207,523
Textron, Inc.	19,000	727,510
Thales SA (France)	6,937	419,442
United Technologies Corp.	56,400	6,511,380
Zodiac Aerospace (France)	11,696	395,996

		31,993,450

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	10,000	637,900
Deutsche Post AG (Germany)	37,955	1,369,983
Expeditors International of Washington, Inc.	14,000	618,240
FedEx Corp.	18,800	2,845,944
United Parcel Service, Inc. (Class B Stock)	47,600	4,886,616

		10,358,683

Airlines — 0.2%
Delta Air Lines, Inc.	56,900	2,203,168
Deutsche Lufthansa AG (Germany)	31,050	666,552
easyJet PLC (United Kingdom)	40,771	952,108
International Consolidated Airlines Group SA (United Kingdom)*	13,840	87,822
Singapore Airlines Ltd. (Singapore)	30,000	249,660
Southwest Airlines Co.	47,000	1,262,420

		5,421,730

Auto Components — 0.3%
BorgWarner, Inc.	15,300	997,407
Bridgestone Corp. (Japan)	8,600	301,202
Continental AG (Germany)	2,232	516,062
Delphi Automotive PLC (United Kingdom)	18,700	1,285,438
Goodyear Tire & Rubber Co. (The)	18,000	500,040
Johnson Controls, Inc.	44,500	2,221,885
Koito Manufacturing Co. Ltd. (Japan)	1,300	33,313
NGK Spark Plug Co. Ltd. (Japan)	2,000	56,468
NOK Corp. (Japan)	1,200	24,129
Stanley Electric Co. Ltd. (Japan)	1,900	49,572
Sumitomo Rubber Industries Ltd. (Japan)	2,300	33,243
Toyota Industries Corp. (Japan)	10,400	537,371
Valeo SA (France)	8,878	1,191,203

		7,747,333

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	11,593	$1,468,019
Daimler AG (Germany)	23,282	2,174,879
Fiat SpA (Italy)*	11,621	114,577
Ford Motor Co.	263,885	4,549,377
Fuji Heavy Industries Ltd. (Japan)	41,500	1,150,744
General Motors Co.	87,300	3,168,990
Harley-Davidson, Inc.(a)	14,800	1,033,780
Peugeot SA (France)*	38,105	563,788
Renault SA (France)	2,658	240,269
Suzuki Motor Corp. (Japan)	4,700	147,447
Toyota Motor Corp. (Japan)	20,600	1,233,376
Volkswagen AG (Germany)	383	98,779

		15,944,025

Banks — 3.7%
Aozora Bank Ltd. (Japan)	14,000	46,029
Australia & New Zealand Banking Group Ltd. (Australia)	66,558	2,092,887
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,554	70,788
Banco Santander SA (Spain)	131,993	1,379,230
Bank Hapoalim BM (Israel)	165,926	958,385
Bank of America Corp.	715,121	10,991,410
Bank of East Asia Ltd. (Hong Kong)	15,800	65,507
Bank of Queensland Ltd. (Australia)	4,708	54,105
Bank of Yokohama Ltd. (The) (Japan)	15,000	86,385
BB&T Corp.	47,600	1,876,868
BNP Paribas SA (France)	848	57,629
Citigroup, Inc.	206,185	9,711,314
Comerica, Inc.	12,200	611,952
Commonwealth Bank of Australia (Australia)	33,427	2,549,419
Credit Agricole SA (France)	72,380	1,021,923
DBS Group Holdings Ltd. (Singapore)	23,000	309,343
DNB ASA (Norway)	62,590	1,143,600
Fifth Third Bancorp	57,021	1,217,398
Fukuoka Financial Group, Inc. (Japan)	10,000	48,301
Hachijuni Bank Ltd. (The) (Japan)	5,000	30,961
Hang Seng Bank Ltd. (Hong Kong)	10,100	164,928
Hiroshima Bank Ltd. (The) (Japan)	7,000	33,457
HSBC Holdings PLC (United Kingdom)	251,228	2,548,714
Huntington Bancshares, Inc.	59,636	568,927
Intesa Sanpaolo SpA (Italy)	12,097	32,131
Iyo Bank Ltd. (The) (Japan)	2,000	20,229
JPMorgan Chase & Co.	255,445	14,718,741
KeyCorp	59,600	854,068
Lloyds Banking Group PLC (United Kingdom)*	68,386	86,923
M&T Bank Corp.(a)	8,800	1,091,640

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	320,200	$1,965,617
Mizuho Financial Group, Inc. (Japan)	753,700	1,549,234
National Australia Bank Ltd. (Australia)	2,707	83,670
Natixis (France)	73,562	472,114
Nordea Bank AB (Sweden)	40,432	570,008
Oversea-Chinese Banking Corp. Ltd. (Singapore)	51,573	395,572
PNC Financial Services Group, Inc. (The)	35,833	3,190,929
Regions Financial Corp.	95,003	1,008,932
Resona Holdings, Inc. (Japan)	97,800	569,913
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	88,415	1,180,142
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,700	700,681
SunTrust Banks, Inc.	35,800	1,434,148
Svenska Handelsbanken AB (Sweden) (Class A Stock)	14,833	725,327
Swedbank AB (Sweden) (Class A Stock)	32,763	867,798
U.S. Bancorp	121,985	5,284,390
Wells Fargo & Co.	324,464	17,053,828
Westpac Banking Corp. (Australia)	68,258	2,183,313
Yamaguchi Financial Group, Inc. (Japan)	3,000	31,638
Zions Bancorporation(a)	12,450	366,902

		94,077,348

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	10,690	1,228,285
Asahi Group Holdings Ltd. (Japan)	5,100	160,155
Brown-Forman Corp. (Class B Stock)	10,850	1,021,744
Carlsberg A/S (Denmark) (Class B Stock)	1,409	151,755
Coca-Cola Co. (The)	253,600	10,742,496
Coca-Cola Enterprises, Inc.	16,000	764,480
Constellation Brands, Inc. (Class A Stock)*	11,200	987,056
Diageo PLC (United Kingdom)	27,439	873,903
Dr. Pepper Snapple Group, Inc.	13,200	773,256
Kirin Holdings Co. Ltd. (Japan)	11,000	158,827
Molson Coors Brewing Co. (Class B Stock)	10,600	786,096
Monster Beverage Corp.*	9,100	646,373
PepsiCo, Inc.	102,507	9,157,975

		27,452,401

Biotechnology — 1.2%
Actelion Ltd. (Switzerland)*	1,305	165,174
Alexion Pharmaceuticals, Inc.*	14,100	2,203,125
Amgen, Inc.	50,887	6,023,494
Biogen Idec, Inc.*	16,290	5,136,400
Celgene Corp.*	54,400	4,671,872

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Gilead Sciences, Inc.*	105,500	$8,747,005
Regeneron Pharmaceuticals, Inc.*(a)	5,300	1,497,091
Vertex Pharmaceuticals, Inc.*	15,800	1,495,944

		29,940,105

Building Products — 0.1%
Allegion PLC	6,033	341,950
Daikin Industries Ltd. (Japan)	3,300	208,272
Geberit AG (Switzerland)	3,209	1,125,697
LIXIL Group Corp. (Japan)	3,500	94,731
Masco Corp.	23,900	530,580

		2,301,230

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	147,123	1,011,098
Ameriprise Financial, Inc.	13,820	1,658,400
Bank of New York Mellon Corp. (The)	75,958	2,846,906
BlackRock, Inc.	8,500	2,716,600
Charles Schwab Corp. (The)	78,250	2,107,273
Daiwa Securities Group, Inc. (Japan)	22,000	190,614
E*TRADE Financial Corp.*	19,320	410,743
Franklin Resources, Inc.	27,100	1,567,464
Goldman Sachs Group, Inc. (The)	29,200	4,889,248
Invesco Ltd.	29,000	1,094,750
Legg Mason, Inc.	8,100	415,611
Macquarie Group Ltd. (Australia)	5,405	304,052
Morgan Stanley	93,880	3,035,140
Northern Trust Corp.	15,000	963,150
Schroders PLC (United Kingdom)	21,315	913,387
State Street Corp.	28,900	1,943,814
T. Rowe Price Group, Inc.	17,600	1,485,616
UBS AG (Switzerland)*	3,653	66,976

		27,620,842

Chemicals — 1.4%
Air Products & Chemicals, Inc.	14,200	1,826,404
Air Water, Inc. (Japan)	2,000	32,014
Airgas, Inc.(a)	4,600	500,986
Asahi Kasei Corp. (Japan)	16,000	122,488
BASF SE (Germany)	14,443	1,680,063
CF Industries Holdings, Inc.	3,500	841,855
Daicel Corp. (Japan)	111,000	1,061,302
Dow Chemical Co. (The)	81,431	4,190,439
E.I. du Pont de Nemours & Co.(a)	62,120	4,065,133
Eastman Chemical Co.	10,300	899,705
Ecolab, Inc.	18,200	2,026,388
FMC Corp.	8,900	633,591
Hitachi Chemical Co. Ltd. (Japan)	15,100	250,000
International Flavors & Fragrances, Inc.	5,500	573,540
Israel Chemicals Ltd. (Israel)	5,841	50,046
K+S AG (Germany)	30,161	990,439
Kaneka Corp. (Japan)	4,000	25,045
Kuraray Co. Ltd. (Japan)	4,500	57,074
LyondellBasell Industries NV (Class A Stock)	28,900	2,822,085

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Monsanto Co.	35,194	$4,390,100
Mosaic Co. (The)	22,700	1,122,515
Nippon Paint Co. Ltd. (Japan)	2,000	42,347
Nitto Denko Corp. (Japan)	2,100	98,367
PPG Industries, Inc.	9,300	1,954,395
Praxair, Inc.	19,700	2,616,948
Sherwin-Williams Co. (The)	5,800	1,200,078
Sigma-Aldrich Corp.(a)	8,000	811,840
Sika AG (Switzerland)	28	114,397
Yara International ASA (Norway)	22,944	1,149,472

		36,149,056

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(a)	12,300	429,762
Babcock International Group PLC (United Kingdom)	4,683	93,083
Cintas Corp.	6,800	432,072
Dai Nippon Printing Co. Ltd. (Japan)	7,000	73,136
Iron Mountain, Inc.	11,485	407,143
Pitney Bowes, Inc.(a)	13,600	375,632
Republic Services, Inc.	18,165	689,725
Stericycle, Inc.*	5,700	674,994
Toppan Printing Co. Ltd. (Japan)	7,000	54,126
Tyco International Ltd.	30,800	1,404,480
Waste Management, Inc.	28,942	1,294,576

		5,928,729

Communications Equipment — 0.8%
Cisco Systems, Inc.	344,700	8,565,795
F5 Networks, Inc.*	5,100	568,344
Harris Corp.	7,200	545,400
Juniper Networks, Inc.*	31,700	777,918
Motorola Solutions, Inc.	15,189	1,011,132
QUALCOMM, Inc.	115,900	9,179,280

		20,647,869

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	25,534	1,168,697
Fluor Corp.	10,800	830,520
Hochtief AG (Germany)	1,834	158,730
Jacobs Engineering Group, Inc.*(a)	8,900	474,192
Leighton Holdings Ltd. (Australia)(a)	22,174	411,716
Quanta Services, Inc.*	15,600	539,448
Taisei Corp. (Japan)	14,000	77,590
Vinci SA (France)	18,575	1,388,644

		5,049,537

Construction Materials
Taiheiyo Cement Corp. (Japan)	15,000	60,481
Vulcan Materials Co.	8,800	561,000

		621,481

Consumer Finance — 0.5%
American Express Co.	62,200	5,900,914
Capital One Financial Corp.	38,361	3,168,619
Discover Financial Services	31,540	1,954,849

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance (continued)
Navient Corp.	28,700	$508,277

		11,532,659

Containers & Packaging — 0.1%
Avery Dennison Corp.	6,500	333,125
Ball Corp.	9,700	607,996
Bemis Co., Inc.	7,800	317,148
MeadWestvaco Corp.	12,614	558,296
Owens-Illinois, Inc.*	11,100	384,504
Sealed Air Corp.	13,000	444,210
Toyo Seikan Group Holdings Ltd. (Japan)	9,200	141,432

		2,786,711

Distributors
Genuine Parts Co.	10,300	904,340

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	350	251,339
H&R Block, Inc.	19,100	640,232

		891,571

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	120,900	15,301,104
CME Group, Inc.	21,200	1,504,140
Industrivarden AB (Sweden) (Class C Stock)	48,317	953,794
Intercontinental Exchange, Inc.	7,771	1,467,942
Investment AB Kinnevik (Sweden) (Class B Stock)	493	21,006
Investor AB (Sweden) (Class B Stock)	32,438	1,215,490
Leucadia National Corp.	21,000	550,620
McGraw-Hill Financial, Inc.	18,200	1,511,146
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	6,300	36,215
Moody’s Corp.	12,600	1,104,516
NASDAQ OMX Group, Inc. (The)(a)	7,600	293,512
ORIX Corp. (Japan)	17,600	291,822

		24,251,307

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	349,468	12,357,188
BT Group PLC (United Kingdom)	239,700	1,575,076
CenturyLink, Inc.(a)	38,736	1,402,243
Frontier Communications Corp.	66,890	390,638
Nippon Telegraph & Telephone Corp. (Japan)	21,700	1,352,515
Orange SA (France)	25,169	398,232
Portugal Telecom SGPS SA (Portugal)	8,371	30,707
Swisscom AG (Switzerland)	150	87,131
Telecom Italia SpA (Italy)	1,005,768	994,889
Telefonica SA (Spain)	54,169	929,966
Telekom Austria AG (Austria)	2,889	28,258
Telstra Corp. Ltd. (Australia)	57,574	282,848
Verizon Communications, Inc.	277,976	13,601,366

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Windstream Holdings, Inc.	41,957	$417,892

		33,848,949

Electric Utilities — 1.0%
American Electric Power Co., Inc.	32,660	1,821,448
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	8,000	55,265
Chubu Electric Power Co., Inc. (Japan)*	8,100	100,598
Chugoku Electric Power Co., Inc. (The) (Japan)	3,800	51,781
Contact Energy Ltd. (New Zealand)	3,553	16,502
Duke Energy Corp.	47,361	3,513,712
Edison International	21,800	1,266,798
EDP-Energias de Portugal SA (Portugal)	226,263	1,135,300
Electricite de France (France)	3,109	97,896
Enel SpA (Italy)	43,554	253,338
Entergy Corp.	12,000	985,080
Exelon Corp.	57,413	2,094,426
FirstEnergy Corp.	28,106	975,840
Fortum OYJ (Finland)	43,450	1,166,718
Hokuriku Electric Power Co. (Japan)	2,200	29,166
Kansai Electric Power Co., Inc. (The) (Japan)*	8,900	83,892
Kyushu Electric Power Co., Inc. (Japan)*	5,500	61,919
NextEra Energy, Inc.	29,200	2,992,416
Northeast Utilities	21,200	1,002,124
Pepco Holdings, Inc.	16,800	461,664
Pinnacle West Capital Corp.	8,100	468,504
PPL Corp.	42,300	1,502,919
Red Electrica Corp. SA (Spain)	1,433	130,994
Shikoku Electric Power Co., Inc. (Japan)*	2,300	32,071
Southern Co. (The)(a)	59,500	2,700,110
SSE PLC (United Kingdom)	12,693	340,032
Tohoku Electric Power Co., Inc. (Japan)	5,900	69,049
Tokyo Electric Power Co., Inc. (Japan)*	18,900	78,560
Xcel Energy, Inc.	33,410	1,076,804

		24,564,926

Electrical Equipment — 0.3%
AMETEK, Inc.	16,400	857,392
Eaton Corp. PLC	31,837	2,457,180
Emerson Electric Co.	47,100	3,125,556
Fuji Electric Co. Ltd. (Japan)	7,000	33,215
Mitsubishi Electric Corp. (Japan)	26,000	321,171
Rockwell Automation, Inc.	9,300	1,163,988
Schneider Electric SA (France)	5,302	499,944

		8,458,446

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	10,600	1,021,204
Citizen Holdings Co. Ltd. (Japan)	3,400	26,699

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	87,600	$1,922,820
FLIR Systems, Inc.	9,500	329,935
FUJIFILM Holdings Corp. (Japan)	41,400	1,155,499
Hirose Electric Co. Ltd. (Japan)	400	59,465
Hitachi High-Technologies Corp. (Japan)	800	19,049
Hitachi Ltd. (Japan)	59,000	432,415
Hoya Corp. (Japan)	5,600	186,188
Ibiden Co. Ltd. (Japan)	1,500	30,262
Jabil Circuit, Inc.	13,900	290,510
Murata Manufacturing Co. Ltd. (Japan)	2,600	243,830
Nippon Electric Glass Co. Ltd. (Japan)	5,000	29,139
Omron Corp. (Japan)	2,700	113,858
TDK Corp. (Japan)	1,600	75,121
TE Connectivity Ltd. (Switzerland)	27,500	1,700,600

		7,636,594

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	31,298	2,330,136
Cameron International Corp.*	13,700	927,627
Diamond Offshore Drilling, Inc.(a)	4,700	233,261
Ensco PLC (Class A Stock)(a)	15,700	872,449
FMC Technologies, Inc.*	15,800	964,906
Halliburton Co.	57,000	4,047,570
Helmerich & Payne, Inc.	7,500	870,825
Nabors Industries Ltd.	17,500	513,975
National Oilwell Varco, Inc.(a)	28,700	2,363,445
Noble Corp. PLC(a)	17,100	573,876
Rowan Cos. PLC (Class A Stock)	9,600	306,528
Schlumberger Ltd.	87,518	10,322,748
Transocean Ltd.(a)	22,800	1,026,684
Transocean Ltd. (SWX)	4,638	208,377

		25,562,407

Food & Staples Retailing — 1.2%
Carrefour SA (France)	8,121	299,455
Casino Guichard Perrachon SA (France)	8,392	1,112,613
Costco Wholesale Corp.	29,500	3,397,220
CVS Caremark Corp.	79,148	5,965,385
Delhaize Group SA (Belgium)	5,235	354,238
Distribuidora Internacional de Alimentacion SA (Spain)	8,206	75,530
J. Sainsbury PLC (United Kingdom)	183,115	988,441
Koninklijke Ahold NV (Netherlands)	57,286	1,074,175
Kroger Co. (The)	34,646	1,712,552
Lawson, Inc. (Japan)	900	67,552
Safeway, Inc.	15,500	532,270
Sysco Corp.	39,200	1,468,040
Wal-Mart Stores, Inc.	108,300	8,130,081
Walgreen Co.	58,500	4,336,605
Wesfarmers Ltd. (Australia)	2,730	107,730
Whole Foods Market, Inc.	24,900	961,887
WM Morrison Supermarkets PLC (United Kingdom)	80,057	251,079

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Woolworths Ltd. (Australia)	16,158	$536,552

		31,371,405

Food Products — 1.1%
Archer-Daniels-Midland Co.	44,126	1,946,398
Campbell Soup Co.(a)	12,000	549,720
ConAgra Foods, Inc.	28,200	836,976
General Mills, Inc.	41,800	2,196,172
Golden Agri-Resources Ltd. (Singapore)	1,842,000	821,511
Hershey Co. (The)	10,100	983,437
Hormel Foods Corp.	8,900	439,215
J.M. Smucker Co. (The)	7,000	745,990
Kellogg Co.	17,200	1,130,040
Keurig Green Mountain, Inc.	8,700	1,084,107
Kraft Foods Group, Inc.	39,917	2,393,024
Lindt & Spruengli AG (Switzerland)	1	61,773
McCormick & Co., Inc.	8,800	629,992
Mead Johnson Nutrition Co.	13,567	1,264,037
Mondelez International, Inc. (Class A Stock)	113,853	4,282,011
Nestle SA (Switzerland)	32,707	2,534,366
NH Foods Ltd. (Japan)	36,000	702,870
Toyo Suisan Kaisha Ltd. (Japan)	1,000	30,825
Tyson Foods, Inc. (Class A Stock)	18,000	675,720
Unilever NV (Netherlands)	42,274	1,850,463
Unilever PLC (United Kingdom)	38,520	1,746,083
Wilmar International Ltd. (Singapore)	384,000	982,986

		27,887,716

Gas Utilities
AGL Resources, Inc.	8,939	491,913
Enagas SA (Spain)	2,467	79,410
Gas Natural SDG SA (Spain)	4,607	145,550
Snam SpA (Italy)	26,639	160,445

		877,318

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	103,300	4,224,970
Baxter International, Inc.	36,400	2,631,720
Becton, Dickinson & Co.	13,000	1,537,900
Boston Scientific Corp.*	97,067	1,239,546
C.R. Bard, Inc.	5,200	743,652
CareFusion Corp.*	13,975	619,791
Coloplast A/S (Denmark) (Class B Stock)	11,908	1,077,497
Covidien PLC	30,200	2,723,436
DENTSPLY International, Inc.	9,500	449,825
Edwards Lifesciences Corp.*	7,200	618,048
Intuitive Surgical, Inc.*	2,600	1,070,680
Medtronic, Inc.	67,000	4,271,920
Smith & Nephew PLC (United Kingdom)	11,592	205,154
St. Jude Medical, Inc.	19,000	1,315,750
Stryker Corp.	19,800	1,669,536
Varian Medical Systems, Inc.*	7,000	581,980

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	11,400	$1,184,004

		26,165,409

Health Care Providers & Services — 1.0%
Aetna, Inc.	24,269	1,967,731
Alfresa Holdings Corp. (Japan)	4,400	283,680
AmerisourceBergen Corp.	15,400	1,118,964
Cardinal Health, Inc.	22,950	1,573,452
Cigna Corp.	19,400	1,784,218
DaVita HealthCare Partners, Inc.*	11,900	860,608
Express Scripts Holding Co.*	51,949	3,601,624
Fresenius SE & Co. KGaA (Germany)	3,304	492,744
Humana, Inc.	10,400	1,328,288
Laboratory Corp. of America Holdings*	5,800	593,920
McKesson Corp.	15,430	2,873,220
Medipal Holdings Corp. (Japan)	64,500	914,469
Patterson Cos., Inc.(a)	6,500	256,815
Quest Diagnostics, Inc.(a)	9,700	569,293
Sonic Healthcare Ltd. (Australia)	4,980	81,464
Suzuken Co. Ltd. (Japan)	900	33,526
Tenet Healthcare Corp.*	6,850	321,539
UnitedHealth Group, Inc.	66,200	5,411,850
WellPoint, Inc.	18,900	2,033,829

		26,101,234

Health Care Technology
Cerner Corp.*	19,800	1,021,284

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	2,301	119,596
Carnival Corp.	29,400	1,106,910
Chipotle Mexican Grill, Inc.*	2,150	1,273,896
Darden Restaurants, Inc.(a)	8,850	409,489
Marriott International, Inc. (Class A Stock)(a)	14,828	950,475
McDonald’s Corp.	66,300	6,679,062
Oriental Land Co. Ltd. (Japan)	700	119,971
Sands China Ltd. (Hong Kong)	32,800	247,564
Starbucks Corp.	50,600	3,915,428
Starwood Hotels & Resorts Worldwide, Inc.	12,900	1,042,578
TUI Travel PLC (United Kingdom)	122,959	837,034
Whitbread PLC (United Kingdom)	767	57,863
Wyndham Worldwide Corp.	9,620	728,426
Wynn Resorts Ltd.	5,500	1,141,580
Yum! Brands, Inc.	29,700	2,411,640

		21,041,512

Household Durables — 0.3%
D.R. Horton, Inc.(a)	19,100	469,478
Electrolux AB (Sweden) (Class B Stock)	1,057	26,675
Garmin Ltd.(a)	8,900	542,010
Harman International Industries, Inc.	4,600	494,178
Iida Group Holdings Co. Ltd. (Japan)	1,900	28,877

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Leggett & Platt, Inc.	9,300	$318,804
Lennar Corp. (Class A Stock)(a)	11,800	495,364
Mohawk Industries, Inc.*	4,100	567,194
Newell Rubbermaid, Inc.	18,714	579,947
Panasonic Corp. (Japan)	116,600	1,413,432
Persimmon PLC (United Kingdom)*	21,281	463,491
Persimmon PLC (United Kingdom) B/C Share*	21,281	25,494
PulteGroup, Inc.	23,022	464,124
Sekisui Chemical Co. Ltd. (Japan)	72,000	834,740
Sekisui House Ltd. (Japan)	7,300	100,174
Sony Corp. (Japan)	13,900	232,276
Whirlpool Corp.	5,226	727,564

		7,783,822

Household Products — 0.9%
Clorox Co. (The)(a)	8,700	795,180
Colgate-Palmolive Co.	58,500	3,988,530
Henkel AG & Co. KGaA (Germany)	10,525	1,058,454
Kimberly-Clark Corp.	25,400	2,824,988
Procter & Gamble Co. (The)	182,425	14,336,781
Reckitt Benckiser Group PLC (United Kingdom)	3,426	298,729

		23,302,662

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	45,100	701,305
Electric Power Development Co. Ltd. (Japan)	1,500	48,676
NRG Energy, Inc.	21,800	810,960

		1,560,941

Industrial Conglomerates — 1.2%
3M Co.	42,200	6,044,728
Danaher Corp.	40,200	3,164,946
General Electric Co.	678,400	17,828,352
Hopewell Holdings Ltd. (Hong Kong)	77,500	270,009
Hutchison Whampoa Ltd. (Hong Kong)	97,000	1,326,627
NWS Holdings Ltd. (Hong Kong)	240,000	445,293
Roper Industries, Inc.	6,700	978,267
Siemens AG (Germany)	2,536	334,838

		30,393,060

Insurance — 1.6%
ACE Ltd.	22,600	2,343,620
Aegon NV (Netherlands)	18,604	162,291
Aflac, Inc.	30,500	1,898,625
Ageas (Belgium)	2,947	117,530
Allianz SE (Germany)	1,767	294,937
Allstate Corp. (The)	30,000	1,761,600
American International Group, Inc.	100,039	5,460,129
Aon PLC	20,200	1,819,818
Assurant, Inc.	5,500	360,525
AXA SA (France)	31,478	752,115
Baloise Holding AG (Switzerland)	2,725	320,860

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Chubb Corp. (The)	16,500	$1,520,805
Cincinnati Financial Corp.	9,937	477,373
Genworth Financial, Inc. (Class A Stock)*	37,200	647,280
Hartford Financial Services Group, Inc. (The)	29,900	1,070,719
Insurance Australia Group Ltd. (Australia)	193,272	1,064,535
Legal & General Group PLC (United Kingdom)	78,171	301,152
Lincoln National Corp.	17,718	911,414
Loews Corp.	20,575	905,506
Marsh & McLennan Cos., Inc.	36,700	1,901,794
MetLife, Inc.	75,200	4,178,112
Muenchener Rueckversicherungs AG (Germany)	6,376	1,411,955
Old Mutual PLC (United Kingdom)	55,922	188,985
Principal Financial Group, Inc.	18,400	928,832
Progressive Corp. (The)	36,700	930,712
Prudential PLC (United Kingdom)	70,983	1,626,315
Sampo OYJ (Finland) (Class A Stock)	23,370	1,181,410
Swiss Life Holding AG (Switzerland)*	4,193	993,916
Swiss Re AG (Switzerland)*	14,868	1,322,021
Torchmark Corp.	5,950	487,424
Travelers Cos., Inc. (The)	23,635	2,223,344
UnipolSai SpA (Italy)	290,604	933,539
Unum Group	17,410	605,172
XL Group PLC (Ireland)	18,500	605,505
Zurich Insurance Group AG (Switzerland)*	182	54,816

		41,764,686

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	24,900	8,087,022
Expedia, Inc.	6,850	539,506
Netflix, Inc.*	4,100	1,806,460
Priceline Group, Inc. (The)*	3,550	4,270,650
TripAdvisor, Inc.*(a)	7,450	809,517

		15,513,155

Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	12,000	732,720
eBay, Inc.*	78,000	3,904,680
Facebook, Inc. (Class A Stock)*	117,400	7,899,846
Google, Inc. (Class A Stock)*	19,140	11,190,584
Google, Inc. (Class C Stock)*	19,090	10,982,095
VeriSign, Inc.*(a)	8,500	414,885
Yahoo!, Inc.*	62,900	2,209,677

		37,334,487

IT Services — 1.6%
Accenture PLC (Class A Stock)	42,700	3,451,868
Alliance Data Systems Corp.*(a)	3,600	1,012,500
Amadeus IT Holding SA (Spain) (Class A Stock)	17,857	736,125
Automatic Data Processing, Inc.	32,300	2,560,744
Cap Gemini SA (France)	1,919	136,947

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)*	40,700	$1,990,637
Computer Sciences Corp.	9,800	619,360
Computershare Ltd. (Australia)	6,178	72,716
Fidelity National Information Services, Inc.	19,500	1,067,430
Fiserv, Inc.*	17,100	1,031,472
Fujitsu Ltd. (Japan)	40,000	299,714
International Business Machines Corp.	65,800	11,927,566
MasterCard, Inc. (Class A Stock)	68,300	5,018,001
Paychex, Inc.(a)	21,700	901,852
Teradata Corp.*(a)	11,400	458,280
Total System Services, Inc.	12,096	379,935
Visa, Inc. (Class A Stock)	34,000	7,164,140
Western Union Co. (The)(a)	36,710	636,551
Xerox Corp.	74,563	927,564

		40,393,402

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,300	53,925
Hasbro, Inc.	7,800	413,790
Mattel, Inc.	22,851	890,503
Shimano, Inc. (Japan)	1,000	110,966

		1,469,184

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	22,314	1,281,716
PerkinElmer, Inc.	7,600	355,984
Thermo Fisher Scientific, Inc.	26,300	3,103,400
Waters Corp.*	5,700	595,308

		5,336,408

Machinery — 0.9%
Alfa Laval AB (Sweden)	21,871	563,179
Amada Co. Ltd. (Japan)	64,000	651,898
Atlas Copco AB (Sweden) (Class B Stock)	5,174	138,070
Caterpillar, Inc.	42,700	4,640,209
Cummins, Inc.	11,700	1,805,193
Deere & Co.	24,800	2,245,640
Dover Corp.	11,400	1,036,830
FANUC Corp. (Japan)	1,100	189,957
Flowserve Corp.	9,300	691,455
Hitachi Construction Machinery Co. Ltd. (Japan)	1,400	27,944
IHI Corp. (Japan)	17,000	79,244
Illinois Tool Works, Inc.	27,200	2,381,632
Ingersoll-Rand PLC	17,400	1,087,674
Joy Global, Inc.(a)	6,600	406,428
Komatsu Ltd. (Japan)	12,300	285,523
Mitsubishi Heavy Industries Ltd. (Japan)	40,000	249,836
NSK Ltd. (Japan)	35,000	455,467
PACCAR, Inc.	23,743	1,491,773
Pall Corp.	7,400	631,886
Parker Hannifin Corp.	10,065	1,265,473
Pentair Ltd. (United Kingdom)	13,277	957,537

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Snap-on, Inc.	4,300	$509,636
Stanley Black & Decker, Inc.	10,497	921,847
THK Co. Ltd. (Japan)	1,500	35,363
Xylem, Inc.	12,400	484,592
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	21,659

		23,255,945

Marine — 0.1%
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	35	82,375
A.P. Moeller – Maersk A/S (Denmark) (Class B Stock)	455	1,131,259
Mitsui OSK Lines Ltd. (Japan)	14,000	52,157
Nippon Yusen K.K. (Japan)	70,000	201,921

		1,467,712

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)(a)	14,900	262,985
CBS Corp. (Class B Stock)	36,934	2,295,079
Comcast Corp. (Class A Stock)	175,490	9,420,303
Dentsu, Inc. (Japan)	2,900	118,102
DIRECTV*	31,800	2,703,318
Discovery Communications, Inc. (Class A Stock)*	14,900	1,106,772
Gannett Co., Inc.	15,300	479,043
Interpublic Group of Cos., Inc. (The)	28,431	554,689
ITV PLC (United Kingdom)	359,879	1,096,708
JCDecaux SA (France)	4,696	175,389
News Corp. (Class A Stock)*	35,775	641,804
Omnicom Group, Inc.	17,300	1,232,106
REA Group Ltd. (Australia)	20,633	831,308
RTL Group SA (Germany)	504	55,942
Scripps Networks Interactive, Inc. (Class A Stock)	7,400	600,436
Time Warner Cable, Inc.	18,614	2,741,842
Time Warner, Inc.	59,766	4,198,561
Twenty-First Century Fox, Inc. (Class A Stock)	129,900	4,565,985
Viacom, Inc. (Class B Stock)	26,734	2,318,640
Walt Disney Co. (The)	109,100	9,354,234

		44,753,246

Metals & Mining — 0.6%
Alcoa, Inc.	78,440	1,167,972
Allegheny Technologies, Inc.(a)	7,700	347,270
Anglo American PLC (United Kingdom)	3,215	78,794
ArcelorMittal (Luxembourg)	60,194	897,382
BHP Billiton Ltd. (Australia)	69,956	2,385,830
BHP Billiton PLC (United Kingdom)	56,068	1,822,706
Fortescue Metals Group Ltd. (Australia)	20,363	84,102
Freeport-McMoRan Copper & Gold, Inc.	69,488	2,536,312
JFE Holdings, Inc. (Japan)	6,300	130,311

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Kobe Steel Ltd. (Japan)	40,000	$60,158
Maruichi Steel Tube Ltd. (Japan)	700	18,800
Mitsubishi Materials Corp. (Japan)	15,000	52,623
Newmont Mining Corp.	33,400	849,696
Nippon Steel & Sumitomo Metal Corp. (Japan)	102,000	326,758
Nucor Corp.	21,400	1,053,950
Rio Tinto PLC (United Kingdom)	1,416	76,455
Sumitomo Metal Mining Co. Ltd. (Japan)	72,000	1,175,181
United States Steel Corp.(a)	10,700	278,628
Voestalpine AG (Austria)	19,171	913,942

		14,256,870

Multiline Retail — 0.4%
Dollar General Corp.*	20,300	1,164,408
Dollar Tree, Inc.*	14,000	762,440
Family Dollar Stores, Inc.	6,400	423,296
Kohl’s Corp.	13,500	711,180
Macy’s, Inc.	24,674	1,431,586
Next PLC (United Kingdom)	10,464	1,158,391
Nordstrom, Inc.	9,600	652,128
Takashimaya Co. Ltd. (Japan)	97,000	942,116
Target Corp.(a)	42,300	2,451,285

		9,696,830

Multi-Utilities — 0.7%
Ameren Corp.	16,300	666,344
CenterPoint Energy, Inc.	28,700	732,998
Centrica PLC (United Kingdom)	65,912	352,207
CMS Energy Corp.	17,900	557,585
Consolidated Edison, Inc.(a)	19,600	1,131,704
Dominion Resources, Inc.	38,932	2,784,417
DTE Energy Co.	11,900	926,653
GDF Suez (France)	48,421	1,334,074
Integrys Energy Group, Inc.	5,420	385,525
National Grid PLC (United Kingdom)	111,241	1,601,507
NiSource, Inc.	21,100	830,074
PG&E Corp.	30,700	1,474,214
Public Service Enterprise Group, Inc.	33,900	1,382,781
SCANA Corp.	10,500	565,005
Sempra Energy	15,219	1,593,581
TECO Energy, Inc.(a)	14,800	273,504
Wisconsin Energy Corp.(a)	15,200	713,184

		17,305,357

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	33,754	3,695,050
Apache Corp.	26,414	2,657,777
BG Group PLC (United Kingdom)	1,251	26,398
BP PLC (United Kingdom)	367,497	3,236,134
Cabot Oil & Gas Corp.	28,300	966,162
Chesapeake Energy Corp.(a)	33,900	1,053,612
Chevron Corp.	128,222	16,739,382
Cimarex Energy Co.	4,700	674,262
ConocoPhillips	84,077	7,207,921
CONSOL Energy, Inc.	15,400	709,478

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Delek Group Ltd. (Israel)	1,515	$626,679
Denbury Resources, Inc.(a)	23,900	441,194
Devon Energy Corp.	25,700	2,040,580
Eni SpA (Italy)	27,519	752,636
EOG Resources, Inc.	37,900	4,428,994
EQT Corp.	10,500	1,122,450
Exxon Mobil Corp.	291,899	29,388,391
Hess Corp.	18,300	1,809,687
Idemitsu Kosan Co. Ltd. (Japan)	1,100	23,886
Inpex Corp. (Japan)	7,600	115,613
Kinder Morgan, Inc.	44,898	1,628,002
Marathon Oil Corp.	46,682	1,863,545
Marathon Petroleum Corp.	19,741	1,541,180
Murphy Oil Corp.	11,600	771,168
Neste Oil OYJ (Finland)	2,497	48,723
Newfield Exploration Co.*	10,200	450,840
Noble Energy, Inc.	24,100	1,866,786
Occidental Petroleum Corp.	53,200	5,459,916
OMV AG (Austria)	19,632	886,875
ONEOK, Inc.	14,000	953,120
Peabody Energy Corp.(a)	18,200	297,570
Phillips 66	40,338	3,244,385
Pioneer Natural Resources Co.	9,750	2,240,648
QEP Resources, Inc.	13,000	448,500
Range Resources Corp.	11,000	956,450
Repsol SA (Spain)	5,575	146,994
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	42,657	1,762,695
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	31,817	1,382,763
Showa Shell Sekiyu K.K. (Japan)	2,500	28,418
Southwestern Energy Co.*	23,700	1,078,113
Spectra Energy Corp.	44,862	1,905,738
Statoil ASA (Norway)	35,810	1,100,758
Tesoro Corp.	8,900	522,163
Total SA (France)	42,578	3,080,506
Valero Energy Corp.	35,700	1,788,570
Williams Cos., Inc. (The)	45,800	2,666,018
Woodside Petroleum Ltd. (Australia)	6,959	269,811

		116,106,541

Paper & Forest Products — 0.1%
International Paper Co.	29,373	1,482,455
Oji Holdings Corp. (Japan)	11,000	45,265
UPM-Kymmene OYJ (Finland)	6,863	117,231

		1,644,951

Personal Products — 0.1%
Avon Products, Inc.	29,100	425,151
Estee Lauder Cos., Inc. (The) (Class A Stock)	17,200	1,277,272

		1,702,423

Pharmaceuticals — 3.4%
AbbVie, Inc.	106,300	5,999,572
Actavis PLC*(a)	12,200	2,721,210
Allergan, Inc.	20,400	3,452,088
AstraZeneca PLC (United Kingdom)	16,563	1,232,242

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Bayer AG (Germany)	4,359	$614,938
Bristol-Myers Squibb Co.	113,470	5,504,430
Daiichi Sankyo Co. Ltd. (Japan)	9,000	168,226
Eli Lilly & Co.	66,000	4,103,220
Forest Laboratories, Inc.*	16,000	1,584,000
GlaxoSmithKline PLC (United Kingdom)	74,302	1,978,295
Hospira, Inc.*(a)	11,160	573,289
Johnson & Johnson	191,348	20,018,828
Merck & Co., Inc.	197,933	11,450,424
Merck KGaA (Germany)	7,644	662,863
Mylan, Inc.*(a)	24,900	1,283,844
Novartis AG (Switzerland)	41,040	3,716,516
Novo Nordisk A/S (Denmark) (Class B Stock)	6,199	286,102
Orion OYJ (Finland) (Class B Stock)	1,148	42,789
Otsuka Holdings Co. Ltd. (Japan)	36,700	1,138,072
Perrigo Co. PLC	9,000	1,311,840
Pfizer, Inc.	434,170	12,886,165
Roche Holding AG (Switzerland)	12,043	3,588,295
Sanofi (France)	10,170	1,080,965
Shionogi & Co. Ltd. (Japan)	3,900	81,458
Shire PLC (Ireland)	13,613	1,067,840
Teva Pharmaceutical Industries Ltd. (Israel)	12,775	671,109
Zoetis, Inc.	33,500	1,081,045

		88,299,665

Professional Services — 0.2%
Adecco SA (Switzerland)*	2,236	184,009
Capita PLC (United Kingdom)	57,289	1,122,359
Dun & Bradstreet Corp. (The)	2,900	319,580
Equifax, Inc.	8,200	594,828
Nielsen Holdings NV	20,300	982,723
Robert Half International, Inc.	9,200	439,208
Seek Ltd. (Australia)	20,017	299,337

		3,942,044

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	26,500	2,384,470
Apartment Investment & Management Co. (Class A Stock)	10,833	349,581
AvalonBay Communities, Inc.	8,175	1,162,403
Boston Properties, Inc.	10,300	1,217,254
British Land Co. PLC (United Kingdom)	12,560	150,915
CapitaCommercial Trust (Singapore)	49,000	66,925
Crown Castle International Corp.	22,400	1,663,424
Dexus Property Group (Australia)	610,649	639,120
Equity Residential(a)	22,500	1,417,500
Essex Property Trust, Inc.	4,300	795,113
Federation Centres Ltd. (Australia)	177,578	416,741
Gecina SA (France)	293	42,691
General Growth Properties, Inc.	36,600	862,296
GPT Group (The) (Australia)	22,669	82,098
Hammerson PLC (United Kingdom)	65,264	647,597

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	30,600	$1,266,228
Health Care REIT, Inc.	20,500	1,284,735
Host Hotels & Resorts, Inc.(a)	50,682	1,115,511
Intu Properties PLC (United Kingdom)	118,784	633,600
Kimco Realty Corp.	27,500	631,950
Land Securities Group PLC (United Kingdom)	10,189	180,543
Link REIT (The) (Hong Kong)	205,000	1,103,673
Macerich Co. (The)	9,500	634,125
Plum Creek Timber Co., Inc.	12,700	572,770
Prologis, Inc.	33,477	1,375,570
Public Storage	9,700	1,662,095
Simon Property Group, Inc.	21,043	3,499,030
Unibail-Rodamco SE (France)	1,277	371,620
Ventas, Inc.	19,718	1,263,924
Vornado Realty Trust	11,725	1,251,409
Weyerhaeuser Co.(a)	39,198	1,297,062

		30,041,973

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	19,700	631,188
Cheung Kong Holdings Ltd. (Hong Kong)	41,000	727,408
Daiwa House Industry Co. Ltd. (Japan)	8,000	165,845
Deutsche Wohnen AG (Germany)	32,276	695,246
Henderson Land Development Co. Ltd. (Hong Kong)	15,400	90,130
Hysan Development Co. Ltd. (Hong Kong)	183,000	857,105
Sino Land Co. Ltd. (Hong Kong)	36,000	59,260
Wheelock & Co. Ltd. (Hong Kong)	12,000	50,095

		3,276,277

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	26,271	123,363
ComfortDelGro Corp. Ltd. (Singapore)	26,000	52,139
CSX Corp.	67,500	2,079,675
Kansas City Southern	7,400	795,574
MTR Corp. Ltd. (Hong Kong)	18,500	71,246
Norfolk Southern Corp.	20,800	2,143,024
Ryder System, Inc.	3,900	343,551
Union Pacific Corp.	60,900	6,074,775

		11,683,347

Semiconductors & Semiconductor Equipment — 1.1%
Altera Corp.	21,300	740,388
Analog Devices, Inc.	21,000	1,135,470
Applied Materials, Inc.	81,100	1,828,805
Avago Technologies Ltd. (Singapore)	16,800	1,210,776
Broadcom Corp. (Class A Stock)	36,950	1,371,584
First Solar, Inc.*(a)	5,100	362,406
Infineon Technologies AG (Germany)	87,288	1,089,629
Intel Corp.	338,700	10,465,830
KLA-Tencor Corp.	11,400	828,096

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	10,950	$740,001
Linear Technology Corp.	15,800	743,706
Microchip Technology, Inc.(a)	13,400	654,054
Micron Technology, Inc.*	71,000	2,339,450
NVIDIA Corp.	37,150	688,761
Rohm Co. Ltd. (Japan)	4,600	263,833
Texas Instruments, Inc.	75,600	3,612,924
Xilinx, Inc.	17,900	846,849

		28,922,562

Software — 1.6%
Adobe Systems, Inc.*	31,100	2,250,396
Autodesk, Inc.*	15,300	862,614
CA, Inc.	22,664	651,363
Citrix Systems, Inc.*(a)	11,000	688,050
Dassault Systemes SA (France)	707	90,907
Electronic Arts, Inc.*(a)	20,800	746,096
Intuit, Inc.	19,000	1,530,070
Microsoft Corp.	510,400	21,283,680
Oracle Corp.	234,800	9,516,444
Red Hat, Inc.*	12,700	701,929
salesforce.com, inc.*(a)	37,600	2,183,808
SAP SE (Germany)	367	28,279
Symantec Corp.	46,278	1,059,766

		41,593,402

Specialty Retail — 0.9%
AutoNation, Inc.*	3,874	231,200
AutoZone, Inc.*(a)	2,350	1,260,164
Bed Bath & Beyond, Inc.*(a)	14,300	820,534
Best Buy Co., Inc.	19,325	599,268
CarMax, Inc.*(a)	15,000	780,150
GameStop Corp. (Class A Stock)(a)	7,800	315,666
Gap, Inc. (The)	18,700	777,359
Home Depot, Inc. (The)	94,250	7,630,480
L Brands, Inc.	16,406	962,376
Lowe’s Cos., Inc.	70,000	3,359,300
O’Reilly Automotive, Inc.*(a)	7,200	1,084,320
PetSmart, Inc.(a)	7,000	418,600
Ross Stores, Inc.	14,400	952,272
Staples, Inc.	43,549	472,071
Tiffany & Co.	7,400	741,850
TJX Cos., Inc. (The)	47,600	2,529,940
Tractor Supply Co.	9,000	543,600
Urban Outfitters, Inc.*	6,900	233,634
USS Co. Ltd. (Japan)	4,100	69,980
Yamada Denki Co. Ltd. (Japan)	11,700	41,708

		23,824,472

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	409,640	38,067,845
Brother Industries Ltd. (Japan)	38,400	665,761
Canon, Inc. (Japan)	15,000	490,230
EMC Corp.	136,950	3,607,263
Hewlett-Packard Co.	126,848	4,272,241
Konica Minolta, Inc. (Japan)	6,500	64,247
NEC Corp. (Japan)	33,000	105,320
NetApp, Inc.	22,200	810,744

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Ricoh Co. Ltd. (Japan)	25,000	$297,966
SanDisk Corp.(a)	15,100	1,576,893
Seagate Technology PLC(a)	22,000	1,250,040
Seiko Epson Corp. (Japan)	29,400	1,250,799
Western Digital Corp.	14,100	1,301,430

		53,760,779

Textiles, Apparel & Luxury Goods — 0.4%
Christian Dior SA (France)	371	73,865
Cie Financiere Richemont SA (Switzerland)	486	50,928
Coach, Inc.	18,600	635,934
Fossil Group, Inc.*	3,000	313,560
Michael Kors Holdings Ltd.*	12,100	1,072,665
NIKE, Inc. (Class B Stock)	49,800	3,861,990
Pandora A/S (Denmark)	13,699	1,051,313
PVH Corp.	5,500	641,300
Ralph Lauren Corp.	4,000	642,760
Swatch Group AG (The) (Switzerland)	660	73,221
Under Armour, Inc. (Class A Stock)*(a)	10,600	630,594
VF Corp.	23,600	1,486,800
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	7,500	25,094

		10,560,024

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	34,300	337,169
People’s United Financial, Inc.(a)	20,800	315,536

		652,705

Tobacco — 0.8%
Altria Group, Inc.(a)	133,400	5,594,796
British American Tobacco PLC (United Kingdom)	23,582	1,403,175
Japan Tobacco, Inc. (Japan)	40,800	1,487,654
Lorillard, Inc.	24,241	1,477,974
Philip Morris International, Inc.	106,700	8,995,877
Reynolds American, Inc.	20,900	1,261,315

		20,220,791

Trading Companies & Distributors — 0.2%
Bunzl PLC (United Kingdom)	827	22,959
Fastenal Co.(a)	18,300	905,667
ITOCHU Corp. (Japan)	20,100	258,040
Marubeni Corp. (Japan)	22,000	161,018
Mitsubishi Corp. (Japan)	50,700	1,055,291
Mitsui & Co. Ltd. (Japan)	23,200	371,934
Sojitz Corp. (Japan)	462,000	817,015
Sumitomo Corp. (Japan)	66,700	899,993
Travis Perkins PLC (United Kingdom)	13,400	375,270
W.W. Grainger, Inc.(a)	4,100	1,042,507

		5,909,694

Transportation Infrastructure
Groupe Eurotunnel SA (France)	2,830	38,287

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	23,700	$1,446,022
Millicom International Cellular SA (Luxembourg) SDR	865	79,180
SoftBank Corp. (Japan)	1,300	96,880
Vodafone Group PLC (United Kingdom)	356,945	1,193,004

		2,815,086

TOTAL COMMON STOCKS (cost $622,168,703)		1,356,740,397

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $2,127,866)	35,050	2,396,369

PREFERRED STOCKS	Shares	Value (Note 2)
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	697	$66,733
Volkswagen AG (Germany) (PRFC)	2,134	558,930

		625,663

Banking
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(b)	20,000	554,000

TOTAL PREFERRED STOCKS (cost $1,120,495)		1,179,663

ASSET-BACKED SECURITIES — 2.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%	(b)	04/25/19	404	$398,769

Collateralized Loan Obligations — 1.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%	(b)	04/20/25	2,100	2,074,144
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	250	240,931
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417%	(b)	07/13/25	2,400	2,370,462
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%	(b)	04/28/26	400	400,188
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%	(b)	07/15/24	1,000	987,923
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%	(b)	04/17/25	2,200	2,170,377
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755%	(b)	04/20/26	1,650	1,649,779
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.005%	(b)	04/20/26	500	488,568
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478%	(b)	07/22/20	340	338,202
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%	(b)	03/15/20	1,000	984,610
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%	(b)	04/15/24	1,500	1,477,631
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819%	(b)	05/15/26	250	249,807
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.377%	(b)	04/15/26	750	742,875
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630%	(b)	09/06/22	32	32,212
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.731%	(b)	09/15/23	300	300,136
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708%	(b)	04/15/26	1,750	1,749,441
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(b)	07/25/26	3,000	2,998,470
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696%	(b)	05/18/23	1,100	1,099,446
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478%	(b)	02/22/20	51	51,150
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%	(b)	11/22/23	1,000	999,868
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%	(b)	04/20/21	1,233	1,226,292
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378%	(b)	07/22/25	1,000	985,738
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704%	(b)	07/17/26	500	499,796
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	501,938
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%	(b)	04/15/25	2,600	2,551,995
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876%	(b)	08/17/22	500	501,647
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928%	(b)	10/20/23	900	894,010
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.346%	(b)	07/15/25	2,200	2,166,077
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726%	(b)	04/20/26	1,300	1,300,496
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	501,969

					32,536,178

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 0.4%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.952%	(b)	05/15/20	2,700	$2,718,722
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,500	1,513,449
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002%	(b)	06/15/18	4,500	4,507,614
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,112	1,115,487

					9,855,272

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.802%	(b)	03/25/33	355	335,081
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.902%	(b)	03/25/34	3,010	2,871,117
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	4.279%		07/25/35	375	357,883
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%		07/25/34	485	461,581
Fremont Home Loan Trust, Series 2004-2, Class M1,	1.007%	(b)	07/25/34	506	451,750
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1,	0.947%	(b)	06/25/34	713	674,417
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1,	1.352%	(b)	05/25/33	174	162,939
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1,	1.202%	(b)	12/25/33	996	959,804
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.052%	(b)	07/25/32	449	428,154
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.427%	(b)	09/25/32	644	632,481
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.917%	(b)	02/25/34	1,056	989,728

					8,324,935

TOTAL ASSET-BACKED SECURITIES (cost $50,483,324)					51,115,154

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	3.750%		05/31/20	600	601,500

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	1,000	996,000

Foods — 0.1%
ARAMARK Corp.	3.250%		09/09/19	449	446,280
Big Heart Pet Brands, Inc.	3.500%		03/09/20	772	773,503

					1,219,783

Healthcare & Pharmaceutical
Grifols Worldwide Operations USA, Inc.	3.234%		02/26/21	249	248,939
RPI Finance Trust	3.250%		11/09/18	882	882,710
Universal Health Services, Inc.	1.661%		08/15/16	84	84,145

					1,215,794

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21	825	827,646
First Data Corp.	4.231%		03/26/18	1,055	1,056,307
Trans Union LLC	4.000%		04/09/21	399	398,800

					2,282,753

TOTAL BANK LOANS (cost $6,262,153)					6,315,830

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,400	3,479,264
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(b)	04/10/49	3,032	3,309,421
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.898%	(b)	12/10/49	800	883,742
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	875,048
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,133,161
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	979	1,045,103
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	2,600	2,614,789
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	959,137
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,380,641

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,100	$1,171,232
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	1,000	1,041,655
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,076,694
Commercial Mortgage Pass-Through Certificates, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,139,009
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,750,198
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(b)	04/10/37	1,400	1,450,407
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,829	1,858,887
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4,	5.609%	(b)	02/15/39	2,810	2,966,938
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(b)	02/15/39	530	564,357
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	900	919,398
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	1,925	2,028,228
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,596,152
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	987,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(b)	05/25/22	21,150	1,941,047
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(b)	06/25/22	5,847	558,148
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	5,300	5,529,866
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	1,800	1,901,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863%	(b)	08/25/16	6,035	151,580
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(b)	05/25/19	16,808	1,240,831
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831%	(b)	07/25/19	17,391	1,254,694
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class ASB	4.853%	(b)	03/15/46	137	136,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	153	154,372
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,031,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	551	554,628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,170	1,221,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	803	830,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(b)	06/15/49	230	229,375
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,800	1,872,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,441,209
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,150,608
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,700	1,773,930
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,055,881

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	600	$613,908
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,390	1,467,398
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(b)	05/12/39	780	837,785
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%	(b)	02/12/39	440	468,659
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(b)	06/12/46	2,203	2,370,903
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2,	5.331%		03/12/51	1,805	1,809,290
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,172,777
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%	(b)	10/15/42	2,195	2,316,130
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	2,203	2,243,873
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831%	(b)	06/11/42	297	298,741
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,369,448
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,147,370
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,478,189
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4,	5.904%	(b)	05/15/43	3,455	3,665,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	4,226	4,654,925

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $92,345,158)					93,176,346

CORPORATE BONDS — 8.0%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	104	110,281
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(d)	6.703%		06/15/21	126	137,148
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	580	679,185
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	632	684,649
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	394	401,384
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A(a)	6.821%		08/10/22	325	383,857
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A(a)	4.950%		05/23/19	504	549,301
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	823	907,164

					3,852,969

Automotive — 0.1%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	70	76,727
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	1,994,714
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,065	1,222,087
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	380	393,010
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	235	251,399

					3,937,937

Banking — 2.4%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	530	533,220
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,100	2,324,185
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,496,894
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,502,549
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	360	354,836
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	745	760,296
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	2,740	2,824,921
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%		04/01/15	185	190,518
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	119,021
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	934,860
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	976,332

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,265	$1,285,354
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15	550	582,999
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	270	311,291
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,350,735
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,170	2,202,520
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,730	1,771,970
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	1,125	1,222,877
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	36	47,862
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39	850	1,275,832
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,195	1,527,438
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	725	830,269
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	618,009
Discover Bank, Sub. Notes	7.000%		04/15/20	485	582,564
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	916,321
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,588,361
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,446,480
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	268,379
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	1,100	1,323,337
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	841,913
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,380,358
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,045,377
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	150	181,923
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,145	1,176,950
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,235,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,800,823
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	185	209,121
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	2,054,795
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	640	651,674
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	640	812,060
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,530	1,685,440
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	1,535	1,763,449
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,110	2,426,941
Morgan Stanley, Sr. Unsec’d Notes, MTN	6.625%		04/01/18	100	116,897
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346%	(b)	07/29/49	800	868,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	750	779,451
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,197,864
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	497,156
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	390	471,760
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	780	801,166
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	925	945,922
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	901,071
Westpac Banking Corp. (Australia), 144A(a)	2.000%		05/21/19	4,740	4,737,919

					61,753,260

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	512,931
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250%		02/06/12	1,850	365,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		05/02/18	700	140,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	691,098

					1,709,404

Building Materials & Construction
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	383,906
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%		06/27/29	530	527,615

					911,521

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes,	8.625%	09/15/17	900	$1,047,375
Comcast Cable Holdings LLC, Gtd. Notes	9.875%	06/15/22	1,440	1,983,204
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	605	631,315
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	165	168,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	520	546,069
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,240	1,394,589
Videotron Ltd. (Canada), Gtd. Notes(a)	5.000%	07/15/22	850	873,375

				6,644,467

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,040	1,092,000
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,100	1,281,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%	10/15/17	1,198	1,377,877
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%	10/15/37	390	511,037
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	180	177,777
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	260	270,904
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $319,875; purchased 07/10/12)(c)(d)	2.500%	07/11/14	320	320,142
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)(c)(d)	3.125%	05/11/15	420	429,137
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,060	1,152,782

				6,613,156

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	477,148
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	35	57,352
LyondellBasell Industries NV, Sr. Unsec’d. Notes,	5.000%	04/15/19	800	902,381
Monsanto Co., Sr. Unsec’d Notes	3.375%	07/15/24	110	110,727
Monsanto Co., Sr. Unsec’d Notes	4.200%	07/15/34	150	151,391
Monsanto Co., Sr. Unsec’d Notes	4.400%	07/15/44	180	180,395
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	265	296,942
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	860	979,988
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	636,344

				3,792,668

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,817,893

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	188,911
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	683,681
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	315	406,206
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.500%	02/15/21	741	803,985
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	409,457
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	171,991
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	45	47,872
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%	04/15/38	530	680,812
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	993,788
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,160	1,242,114
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	195	202,710
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	1,375	1,613,268
FirstEnergy Transmission LLC, Sr. Unsec’d Notes, 144A	5.450%	07/15/44	265	268,496
Florida Power & Light Co., First Mtge. Bonds	5.950%	10/01/33	380	478,792
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	160,039
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	609,490
Northeast Utilities, Sr. Unsec’d. Notes	4.500%	11/15/19	605	665,121
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%	01/15/15	465	479,134
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	162,082

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%		05/01/37	515	$639,577
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	500	504,066
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	516,649
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	263	291,211

					12,219,452

Energy – Integrated
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	650	701,843

Energy – Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	388,950
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	225	275,366
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%	(f)	10/10/36	1,000	386,702
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	890	964,036
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	350	364,875
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	434,933
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,713,497
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	755	771,000
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	685	767,223

					6,066,582

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,160	1,749,195
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	860	1,080,696
Delhaize Group SA (Belgium), Gtd. Notes	6.500%		06/15/17	460	518,706
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	785	859,864

					4,208,461

Healthcare & Pharmaceutical — 0.3%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	445	449,205
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	440	516,886
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,464,691
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%		09/15/37	480	622,978
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	900	943,875
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	164,976
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	150	151,780
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	560	598,614
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	205	255,085
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	355	360,027
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	1,010	1,051,215
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%		02/01/24	925	967,320
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	90	91,412

					7,638,064

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	624,525
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	656,617
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	789,996
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	130,658
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	400	523,376
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	543,785
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	335,985
WellPoint, Inc., Sr. Unsec’d. Notes(a)	4.650%		01/15/43	775	787,960

					4,392,902

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	542,266
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	129,861
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	910	1,098,594
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	900	1,118,168

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	990	$1,136,820
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(b)	03/29/67	1,260	1,400,175
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	722,067
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	6.500%		05/01/42	215	269,632
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,145,652
Lincoln National Corp., Jr. Sub. Notes	6.050%	(b)	04/20/67	250	252,812
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	476	597,972
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	904,820
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	654,760
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	171,427
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	960	1,155,582
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	109,404
MetLife, Inc., Sr. Unsec’d. Notes(a)	6.750%		06/01/16	270	300,041
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	872,295
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	434,127
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	745,013
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,069,139
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	106,410
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	715	795,437
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,907,054
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	361,372
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	705	733,705
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	649,861
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	110	111,085

					19,495,551

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,024,963
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	506,620
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	796,054
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	2,700	3,177,414
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	411,184
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	890	914,725

					6,830,960

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	300,598
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	45,783
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,649,694
CBS Corp., Gtd. Notes (original cost $355,252; purchased 07/16/12)(a)(c)(d)	4.850%		07/01/42	340	337,439
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	865,783
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	825,000
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	208,041
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	595,658
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	155	212,971
Viacom, Inc., Sr. Unsec’d. Notes (original cost $44,077; purchased 07/25/13)(c)(d)	4.500%		02/27/42	50	47,716
Viacom, Inc., Sr. Unsec’d. Notes (original cost $141,597; purchased 02/11/14)(c)(d)	4.875%		06/15/43	150	150,925
Viacom, Inc., Sr. Unsec’d. Notes (original cost $322,897; purchased 08/12/13)(c)(d)	5.850%		09/01/43	325	373,369

					5,612,977

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	773,630
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%		10/23/15	905	915,252
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14	995	1,000,702
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	15	15,765

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals (continued)
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	370	$430,726

				3,136,075

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	600	604,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	580	703,659
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	3,010	3,565,489
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	1,085	1,457,457
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	5.750%	05/15/16	230	246,388
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	348,837

				6,926,330

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,000	974,000

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	317,417
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,496,549
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	562,542
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	675	736,760

				3,113,268

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	657,087
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	530	604,731
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	572,310
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	159,997

				1,994,125

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	906,945
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	852,503
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	136,388

				1,895,836

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	369	375,937
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	815,743
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	81,701
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	244,959
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	195,673
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,403,091

				5,117,104

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	192,179
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41	130	155,873
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	335	417,134
Home Depot, Inc. (The), Sr. Unsec’d Notes	4.400%	03/15/45	565	573,589
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,300	1,407,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	433,263
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	313,149
Target Corp., Sr. Unsec’d Notes(a)	3.500%	07/01/24	460	465,190

				3,957,627

Technology — 0.1%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	370	381,835
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	1,000	1,062,500

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Oracle Corp., Sr. Unsec’d Notes	4.300%	07/08/34	700	$699,720
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	455	465,237

				2,609,292

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	400	471,128
AT&T Corp., Gtd. Notes	8.000%	11/15/31	18	26,430
AT&T, Inc., Sr. Unsec’d Notes	4.800%	06/15/44	400	408,344
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,232,387
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	350	557,464
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	361,618
Embarq Corp., Sr. Unsec’d. Notes (original cost $644,955; purchased 05/12/06)(a)(c)(d)	7.995%	06/01/36	645	704,662
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	880	894,894
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	950	1,034,312
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,285	1,574,045
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38	55	67,174
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	4,190	5,272,868

				12,605,326

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,585	1,628,634
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	354	463,858
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	42	69,965
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	274	465,158
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,689,925
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	290	361,559

				4,679,099

TOTAL CORPORATE BONDS (cost $185,868,604)				205,208,149

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,754,181
State of California, GO, BABs	7.300%	10/01/39	1,250	1,760,413
State of California, GO, BABs	7.500%	04/01/34	350	498,617
State of California, GO, BABs(a)	7.550%	04/01/39	245	364,562
State of California, GO, BABs	7.625%	03/01/40	205	301,506

				4,679,279

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	625	801,550

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,239,786
State of Illinois, GO, Taxable Series	4.421%	01/01/15	630	642,386

				1,882,172

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,441,050

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,343,551

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	469,776
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	304,427

				774,203

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%		11/15/34	425	$531,522

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	505	593,264

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	945	1,212,974

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%		04/01/26	305	355,337

TOTAL MUNICIPAL BONDS (cost $10,703,451)					13,614,902

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(a)	4.875%		01/15/24	490	523,075
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	365	412,857
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%		04/23/19	695	843,556
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d Notes	2.250%		06/24/19	3,295	3,300,526
KFW (Germany), Gov’t. Gtd. Notes	1.875%		04/01/19	3,460	3,495,410
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%		05/23/18	2,634	2,604,299
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%		05/20/16	1,400	1,402,022
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		01/30/23	795	776,317
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/18/24	425	455,813
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	2,240	2,514,400
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%		06/15/35	513	604,057
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%		12/01/23	350	445,900
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	760	801,800
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	1,235	1,235,563

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,162,238)					19,415,595

NON-CORPORATE SOVEREIGNS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%		01/07/25	970	983,095
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.000%		02/26/24	1,120	1,154,720
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	442	455,302
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	870	965,700
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%		01/17/18	845	966,469
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	600	622,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	846	862,920
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%		01/30/20	475	530,100
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,975	1,873,134
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	140	148,925
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%		02/18/19	200	210,690
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	610	710,467

TOTAL NON-CORPORATE SOVEREIGNS (cost $9,177,520)					9,484,022

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	419	427,378
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,715	1,373,730
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.753%	(b)	02/25/35	390	392,042
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.601%	(b)	03/25/35	443	408,909
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.602%	(b)	02/25/37	897	896,884

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.634%	(b)	07/25/35	504	$510,948
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	102	104,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(b)	02/25/34	507	514,896
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	295	300,085

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,255,078)					4,929,089

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Federal Home Loan Bank(a)	0.375%		08/28/15	375	375,812
Federal Home Loan Bank(g)	5.500%		07/15/36	950	1,215,509
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	455	448,192
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,180	1,184,430
Federal Home Loan Mortgage Corp	2.213%	(b)	06/01/36	311	330,982
Federal Home Loan Mortgage Corp.	2.348%	(b)	12/01/35	356	378,466
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	4,140	4,131,852
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-01/01/43	4,417	4,511,939
Federal Home Loan Mortgage Corp.	3.500%		TBA	5,000	5,139,455
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,057,031
Federal Home Loan Mortgage Corp.	4.000%		TBA	4,500	4,767,187
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	4,830	5,145,877
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	13,690	14,815,891
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-05/01/39	4,599	5,031,810
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	4,048	4,523,804
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	1,537	1,740,918
Federal Home Loan Mortgage Corp.	6.500%		12/01/14-09/01/16	5	4,871
Federal Home Loan Mortgage Corp.	7.000%		05/01/31-10/01/31	360	404,564
Federal National Mortgage Assoc.	1.750%		06/20/19	3,930	3,939,063
Federal National Mortgage Assoc.	1.784%	(b)	07/01/33	442	466,641
Federal National Mortgage Assoc.	1.809%	(b)	06/01/37	75	74,808
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	1,790	1,813,907
Federal National Mortgage Assoc.	1.916%	(b)	07/01/37	586	621,488
Federal National Mortgage Assoc.	2.500%		TBA	3,500	3,555,234
Federal National Mortgage Assoc.	2.500%		01/01/28	1,856	1,887,317
Federal National Mortgage Assoc.	3.000%		TBA	2,000	2,077,500
Federal National Mortgage Assoc.	3.000%		TBA	16,000	15,766,256
Federal National Mortgage Assoc.	3.500%		TBA	6,000	6,176,250
Federal National Mortgage Assoc.	3.500%		TBA	10,000	10,262,500
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,171,563
Federal National Mortgage Assoc.	3.500%		06/01/39-03/01/43	16,951	17,477,666
Federal National Mortgage Assoc.	4.000%		TBA	9,000	9,522,774
Federal National Mortgage Assoc.	4.500%		11/01/18-03/01/41	9,784	10,652,371
Federal National Mortgage Assoc.	5.000%		TBA	3,500	3,886,641
Federal National Mortgage Assoc.	5.000%		10/01/18-05/01/36	3,192	3,532,920
Federal National Mortgage Assoc.	5.500%		03/01/16-04/01/37	5,810	6,492,222
Federal National Mortgage Assoc.	6.000%		09/01/17-06/01/38	6,600	7,464,535
Federal National Mortgage Assoc.	6.500%		07/01/17-01/01/37	2,489	2,809,516
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	262	296,412
Federal National Mortgage Assoc.	7.500%		05/01/32	60	68,246
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,015,000
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,018,750
Government National Mortgage Assoc.	3.500%		TBA	8,500	8,839,337
Government National Mortgage Assoc.	4.000%		TBA	4,000	4,280,625
Government National Mortgage Assoc.	4.000%		TBA	7,000	7,470,312
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	1,590	1,702,258
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,086,718
Government National Mortgage Assoc.	4.500%		01/20/41-03/20/41	6,015	6,589,564
Government National Mortgage Assoc.	5.500%		08/15/33-04/15/36	2,761	3,109,505
Government National Mortgage Assoc.	6.000%		11/15/23-07/15/34	1,002	1,150,548

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	6.500%		10/15/23-09/15/36	1,928	$2,212,005
Government National Mortgage Assoc.	8.000%		01/15/24-07/15/24	39	44,190
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%		06/23/19	355	356,881
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,110	1,124,181
Tennessee Valley Authority, Sr. Unsecured Notes	5.880%		04/01/36	85	109,953
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	4,685	4,679,715

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $207,948,727)					214,013,962

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	9,455	10,370,557
U.S. Treasury Notes	0.625%		04/30/18	3,509	3,426,209
U.S. Treasury Notes	0.875%		07/31/19	4,980	4,788,579
U.S. Treasury Notes	1.000%		06/30/19-09/30/19	15,730	15,191,760
U.S. Treasury Notes	1.250%		11/30/18	790	782,841
U.S. Treasury Notes(h)	1.500%		12/31/18	2,320	2,321,269
U.S. Treasury Notes	1.500%		01/31/19	18,945	18,933,159
U.S. Treasury Notes(a)	1.500%		05/31/19	8,770	8,726,150
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	22,670	22,700,206
U.S. Treasury Notes	2.000%		05/31/21	445	441,663
U.S. Treasury Notes	2.250%		04/30/21	1,960	1,979,294
U.S. Treasury Notes	2.500%		05/15/24	95	94,866
U.S. Treasury Notes	3.625%		02/15/44	2,240	2,363,899
U.S. Treasury Strips Principal(a)	6.183%	(f)	05/15/44	1,640	575,929
U.S. Treasury Strips Principal	6.992%	(f)	02/15/44	3,535	1,252,786

TOTAL U.S. TREASURY OBLIGATIONS (cost $92,565,831)					93,949,167

TOTAL LONG-TERM INVESTMENTS (cost $1,305,189,148)					2,071,538,645

SHORT-TERM INVESTMENTS — 26.6%
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill(g) (cost $3,799,793)	0.020%	(i)	09/18/14	3,800	3,799,833

				Shares
AFFILIATED MUTUAL FUNDS — 26.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $99,204,833) (Note 4)(j)				10,354,926	96,922,105
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $580,078,606; includes $103,525,962 of cash collateral for securities on loan) (Note 4)(j)(k)				580,078,606	580,078,606

TOTAL AFFILIATED MUTUAL FUNDS (cost $679,283,439)					677,000,711

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $303,600)	Citigroup Global Markets	23,920	$301,071

TOTAL SHORT-TERM INVESTMENTS (cost $683,386,832)			681,101,615

TOTAL INVESTMENTS — 107.4% (cost $1,988,575,980)			2,752,640,260
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (7.4)%			(188,463,574)

NET ASSETS — 100.0%			$2,564,176,686

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,308,087; cash collateral of $103,525,962 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,471,539. The aggregate value, $4,931,339, is approximately 0.2% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.

(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
214	2 Year U.S. Treasury Notes	Sep. 2014	$46,943,663	$46,993,062	$49,399
224	5 Year U.S. Treasury Notes	Sep. 2014	26,630,285	26,759,250	128,965
90	10 Year U.S. Treasury Notes	Sep. 2014	11,264,050	11,265,469	1,419
16	MSCI EAFE Mini Futures	Sep. 2014	1,566,261	1,575,120	8,859
314	S&P 500 E-Mini Futures	Sep. 2014	30,331,801	30,652,680	320,879
84	S&P 500 Index Futures	Sep. 2014	40,555,456	41,000,400	444,944

					954,465

Short Position:
11	U.S. Ultra Bond	Sep. 2014	1,647,734	1,649,312	(1,578)

					$952,887

(1)	A U.S. Treasury obligation with a market value of $3,609,856 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency security with a market value of $600,227 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(2)	$32,289	$—	$32,289	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
26,485	11/30/18	1.625%	3 Month LIBOR(2)	$(24,641)	$(26,739)	$(2,098)
17,350	05/15/21	2.375%	3 Month LIBOR(2)	(115,808)	(169,183)	(53,375)
350	03/31/44	3.474%	3 Month LIBOR(1)	156	11,618	11,462

				$(140,293)	$(184,304)	$(44,011)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	41,000	$(626,652)	$(812,818)	$(186,166)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,188	$91,602	$49,486	$42,116	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,088	238,166	132,523	105,643	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	4,275	329,768	187,328	142,440	Deutsche Bank AG

				$659,536	$369,337	$290,199

A U.S. Treasury obligation with a market value of $1,120,662 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,178,337,707	$178,402,690	$—
Exchange Traded Fund	2,396,369	—	—
Preferred Stocks	554,000	625,663	—
Asset-Backed Securities
Collateralized Debt Obligation	—	398,769	—
Collateralized Loan Obligations	—	28,794,833	3,741,345
Non-Residential Mortgage-Backed Securities	—	9,855,272	—
Residential Mortgage-Backed Securities	—	8,324,935	—
Bank Loans	—	6,315,830	—
Commercial Mortgage-Backed Securities	—	93,176,346	—
Corporate Bonds	—	201,355,180	3,852,969
Municipal Bonds	—	13,614,902	—
Non-Corporate Foreign Agencies	—	19,415,595	—
Non-Corporate Sovereigns	—	9,484,022	—

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$—	$4,929,089	$—
U.S. Government Agency Obligations	—	214,013,962	—
U.S. Treasury Obligations	—	97,749,000	—
Affiliated Mutual Funds	677,000,711	—	—
Option Purchased	—	301,071	—
Other Financial Instruments*
Futures Contracts	952,887	—	—
Interest Rate Swap Agreements	—	(11,722)	—
Credit Default Swap Agreements	—	104,033	—

Total	$1,859,241,674	$886,849,470	$7,594,314

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (including 4.0% of collateral for securities on loan)	26.4%
U.S. Government Agency Obligations	8.4
Oil, Gas & Consumable Fuels	4.5
U.S. Treasury Obligations	3.9
Banks	3.7
Commercial Mortgage-Backed Securities	3.6
Pharmaceuticals	3.4
Banking	2.4
Insurance	2.4
Technology Hardware, Storage & Peripherals	2.1
Media	1.7
IT Services	1.6
Software	1.6
Chemicals	1.5
Internet Software & Services	1.5
Real Estate Investment Trusts (REITs)	1.4
Aerospace & Defense	1.3
Collateralized Loan Obligations	1.3
Diversified Telecommunication Services	1.3
Biotechnology	1.2
Food & Staples Retailing	1.2
Industrial Conglomerates	1.2
Beverages	1.1
Capital Markets	1.1
Food Products	1.1
Semiconductors & Semiconductor Equipment	1.1
Electric Utilities	1.0
Energy Equipment & Services	1.0
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.0
Tobacco	1.0
Diversified Financial Services	0.9
Household Products	0.9
Machinery	0.9
Specialty Retail	0.9
Communications Equipment	0.8
Hotels, Restaurants & Leisure	0.8
Non-Corporate Foreign Agencies	0.8
Multi-Utilities	0.7
Automobiles	0.6
Internet & Catalog Retail	0.6
Metals & Mining	0.6

Consumer Finance	0.5%
Electric	0.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.5
Road & Rail	0.5
Telecommunications	0.5
Air Freight & Logistics	0.4
Multiline Retail	0.4
Non-Corporate Sovereigns	0.4
Non-Residential Mortgage-Backed Securities	0.4
Textiles, Apparel & Luxury Goods	0.4
Airlines	0.3
Auto Components	0.3
Cable	0.3
Capital Goods	0.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Foods	0.3
Healthcare & Pharmaceutical	0.3
Household Durables	0.3
Lodging	0.3
Non-Captive Finance	0.3
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Life Sciences Tools & Services	0.2
Media & Entertainment	0.2
Professional Services	0.2
Technology	0.2
Trading Companies & Distributors	0.2
Automotive	0.1
Brokerage	0.1
Building Products	0.1
Consumer	0.1
Containers & Packaging	0.1
Exchange Traded Fund	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Marine	0.1
Metals	0.1
Paper	0.1
Paper & Forest Products	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Industry table (cont.)
Personal Products	0.1%
Pipelines & Other	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Retailers	0.1

Wireless Telecommunication Services	0.1%

107.4
Liabilities in excess of other assets	(7.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$369,337		—	$—
Credit contracts	—	—		Due from broker — variation margin	186,166	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	290,199		—	—
Equity Contracts	Due from broker — variation margin	774,682	*	—	—
Interest rate contracts	Due from broker — variation margin	191,245	*	Due from broker — variation margin	57,051	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	32,289		—	—
Interest rate contracts	Unaffiliated investments	301,071		—	—

Total		$1,958,823			$243,217

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(564,951)	$(564,951)
Equity contracts	13,236	—	—	6,737,417	—	6,750,653
Interest rate contracts	—	(89,276)	111,193	(368,795)	(167,567)	(514,445)

Total	$13,236	$(89,276)	$111,193	$6,368,622	$(732,518)	$5,671,257

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Credit contracts	$—	$—	$136,798	$136,798
Equity contracts	—	(1,831,227)	—	(1,831,227)
Interest rate contracts	79,508	794,022	153,524	1,027,054

Total	$79,508	$(1,037,205)	$290,322	$(667,375)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$303,657	$59,062	$183,422,636	$26,326,284

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$62,797	$44,553	$8,980

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$301,071	$—	$(521,697)	$—
Credit Suisse First Boston Corp.	123,891	—	—	123,891
Deutsche Bank AG	567,934	—	(514,612)	53,322

	$992,896

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value, including securities on loan of $101,308,087:
Unaffiliated investments (cost $1,309,292,541)	$2,075,639,549
Affiliated investments (cost $679,283,439)	677,000,711
Cash	439,492
Foreign currency, at value (cost $779,809)	785,091
Receivable for investments sold	70,117,679
Dividends and interest receivable	6,408,624
Premium paid for swap agreements	369,337
Tax reclaim receivable	367,379
Unrealized appreciation on over-the-counter swap agreements	322,488
Receivable for Series shares sold	180,706
Due from broker—variation margin	26,775
Prepaid expenses	3,236

Total Assets	2,831,661,067

LIABILITIES
Payable for investments purchased	162,279,982
Payable to broker for collateral for securities on loan	103,525,962
Management fee payable	1,155,869
Accrued expenses and other liabilities	307,201
Payable for Series shares repurchased	214,441
Affiliated transfer agent fee payable	926

Total Liabilities	267,484,381

NET ASSETS	$2,564,176,686

Net assets were comprised of:
Paid-in capital	$1,509,142,795
Retained earnings	1,055,033,891

Net assets, June 30, 2014	$2,564,176,686

Net asset value and redemption price per share $2,564,176,686 / 117,979,390 outstanding shares of beneficial interest	$21.73

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $396,829)	$17,783,017
Interest income	11,377,899
Affiliated dividend income	843,548
Affiliated income from securities loaned, net	95,013

Total income	30,099,477

EXPENSES
Management fee	6,835,073
Custodian’s fees and expenses	222,000
Shareholders’ reports	119,000
Insurance expenses	19,000
Audit fee	19,000
Trustees’ fees	16,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	25,274

Total expenses	7,270,347

NET INVESTMENT INCOME	22,829,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	98,711,085
Futures transactions	6,368,622
Options written transactions	111,193
Swap agreements transactions	(732,518)
Foreign currency transactions	6,243

104,464,625

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $515,863)	4,168,041
Futures	(1,037,205)
Securities sold short	8,477
Swap agreements	290,322
Foreign currencies	2,273

3,431,908

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	107,896,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,725,663

STATEMENT OF CHANGES IN NET ASSET

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,829,130	$44,219,234
Net realized gain on investment and foreign currency transactions	104,464,625	99,020,902
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,431,908	214,601,177

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	130,725,663	357,841,313

SERIES SHARE TRANSACTIONS
Series shares sold [313,875 and 937,002 shares, respectively]	6,573,328	18,092,234
Series shares repurchased [3,703,214 and 8,251,336 shares, respectively]	(77,520,615)	(158,563,701)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(70,947,287)	(140,471,467)

TOTAL INCREASE	59,778,376	217,369,846
NET ASSETS:
Beginning of period	2,504,398,310	2,287,028,464

End of period	$2,564,176,686	$2,504,398,310

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.8% ASSET-BACKED SECURITIES — 10.7%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Debt Obligations
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A	0.438%	(a)	04/20/19		25	$25,389

Collateralized Loan Obligations — 4.4%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	0.000%	(f)	07/15/26		500	499,235
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%	(a)	04/20/25		3,300	3,259,369
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25		500	481,861
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A(b)	1.628%		10/22/25		1,300	1,295,007
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%	(a)	07/15/24		900	889,131
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.501%	(a)	06/20/17		1,123	1,120,453
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.707%	(a)	01/15/26		700	699,768
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%	(a)	04/17/25		2,600	2,564,991
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.698%	(a)	01/20/26		2,500	2,497,687
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.690%	(a)	01/17/26		3,750	3,734,941
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478%	(a)	07/22/20		851	845,506
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%	(a)	03/15/20		1,500	1,476,915
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%	(a)	04/15/24		4,200	4,137,367
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.774%	(a)	07/15/26		250	249,550
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.377%	(a)	07/15/26		2,000	1,981,000
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(a)	07/25/26		1,250	1,249,362
North Westerly CLO BV (Netherlands), Series II-A, Class A	0.785%		09/14/19	EUR	906	1,238,543
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%	(a)	11/22/23		2,800	2,799,630
OCP CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2, 144A	2.029%	(a)	10/24/25		2,200	2,161,458
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%	(a)	04/20/21		3,424	3,406,368
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		700	678,013
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%	(a)	04/15/25		7,300	7,165,216
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.678%	(a)	01/18/26		3,300	3,294,272
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.347%	(a)	07/15/25		300	295,374

						48,021,017

Non-Residential Mortgage-Backed Securities — 0.4%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.152%	(a)	05/15/34		171	133,129
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32		2,604	2,682,100
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		1,521	1,526,456

						4,341,685

Residential Mortgage-Backed Securities — 5.9%
ABFC Trust, Series 2004-OPT1, Class M1	1.202%	(a)	08/25/33		1,522	1,434,126
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.052%	(a)	09/25/33		1,437	1,341,485
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19		519	528,599
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.112%	(a)	09/25/34		950	940,115
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.077%	(a)	10/25/31		453	362,953
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.977%	(a)	05/25/34		1,957	1,903,674

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Argent Securities, Inc., Series 2003-W2, Class M4	5.777%	(a)	09/25/33	2,400	$2,249,035
Argent Securities, Inc., Series 2004-W10, Class A2	0.932%	(a)	10/25/34	1,802	1,748,096
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.397%	(a)	06/15/33	1,287	1,219,352
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.202%	(a)	01/15/34	225	216,317
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.050%	(a)	08/25/34	1,949	1,880,456
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.050%	(a)	03/25/34	4,448	4,177,352
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.875%	(a)	04/25/34	1,935	1,746,282
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.527%	(a)	03/25/33	191	19,586
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	1,062	1,091,705
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.400%	(a)	08/25/32	75	65,000
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%		07/25/34	614	583,928
FBR Securitization Trust, Series 2005-2, Class M1	0.872%	(a)	09/25/35	3,600	3,426,300
Fremont Home Loan Trust, Series 2003-B, Class M1	1.202%	(a)	12/25/33	216	204,712
GSAMP Trust, Series 2004-FM1, Class M1	1.127%	(a)	11/25/33	2,224	2,158,832
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.433%	(a)	01/20/36	501	498,324
HSBC Home Equity Loan Trust, Series 2006-2, Class A1	0.303%	(a)	03/20/36	132	130,516
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	0.333%	(a)	03/20/36	160	158,490
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.902%	(a)	02/25/34	4,250	4,002,710
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	102	104,217
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.932%	(a)	02/25/34	2,248	2,225,666
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.352%	(a)	08/25/35	737	700,932
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.672%	(a)	06/25/35	1,980	1,872,380
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.352%	(a)	05/25/33	1,298	1,213,894
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.172%	(a)	10/25/33	1,006	936,699
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.202%	(a)	12/27/33	810	779,841
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.022%	(a)	11/25/34	3,688	3,293,608
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.082%	(a)	06/25/34	2,195	2,050,071
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.067%	(a)	07/25/34	1,828	1,743,875
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.277%	(a)	10/25/33	3,090	2,994,230
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.917%	(a)	02/25/35	3,048	2,804,730
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.350%	(a)	12/25/34	364	358,075
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	1,000	1,057,734
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.277%	(a)	12/25/32	199	183,427
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.932%	(a)	02/25/34	3,427	3,166,618
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.917%	(a)	02/25/35	76	71,900
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(a)	02/25/34	1,420	1,441,709
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.857%	(a)	03/25/34	2,297	2,110,763
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.352%	(a)	08/25/34	1,400	1,270,122
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.152%	(a)	07/25/32	905	838,544
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	452	460,357

					63,767,337

TOTAL ASSET-BACKED SECURITIES (cost $107,874,201)					116,155,428

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(a) — 3.1%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17		1,349	$1,353,219

Chemicals — 0.1%
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	900	1,240,587

Financials — 0.3%
Scandlines GmbH (Germany)	4.697%		12/03/20	EUR	2,000	2,764,031

Foods — 0.1%
Pinnacle Foods Finance LLC	3.250%		04/29/20		747	742,320

Gaming — 0.2%
CCM Merger, Inc. (original cost $2,469,055; purchased 03/01/11)(c)(d)	5.000%		03/01/17		2,454	2,450,652

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	3.180%		06/30/16		454	454,849
Davita Healthcare Partners, Inc.	3.500%		06/30/21		1,500	1,506,965
Grifols SA	3.234%		03/31/21		150	149,363
Nima ACQ LLC	3.250%		03/01/21		1,696	1,687,271
Quintiles Transnational Corp.	3.750%		06/08/18		1,473	1,471,390
RPI Finance Trust (Luxembourg)	3.250%		05/09/18		2,327	2,329,150

						7,598,988

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP Co.	3.000%		01/31/21		1,000	995,625

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.978%		07/09/17	GBP	2,000	3,422,782

Technology — 0.9%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21		400	401,283
First Data Corp.	4.231%		03/26/18		2,411	2,413,454
First Data Corp.	4.234%		03/24/21		183	182,731
Freescale Semiconductor, Inc.	4.250%		02/28/20		1,728	1,728,191
Interactive Data Corp.	4.750%		05/02/21		1,200	1,209,000
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	900	1,548,916
TransUnion LLC/TransUnion Financing Corp.	4.000%		03/31/21		200	199,400
Vantiv LLC	0.000%	(f)	06/13/19		1,500	1,475,625

						9,158,600

Telecommunications — 0.1%
SBA SNR Fin Li LLC	3.250%		03/24/21		1,150	1,143,172

Transportation — 0.2%
RAC PLC (original cost $2,404,536; purchased 10/24/12)(c)(d)	5.316%		10/29/19	GBP	1,500	2,567,087

TOTAL BANK LOANS (cost $32,494,934)						33,437,063

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(a)	07/10/44		1,568	1,691,179
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		1,550	1,555,526
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		358	358,609
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	852,760
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49		328	327,750
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(a)	04/10/49		1,375	1,500,271
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		148	148,122

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.898%	(a)	12/10/49	1,590	$1,756,438
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	2,800	2,722,370
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	3,200	3,266,083
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB	5.510%	(a)	01/15/46	756	763,435
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	2,013	2,050,223
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class A2	5.381%		03/10/39	2,291	2,328,257
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,918,274
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	3,900	3,846,071
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	6,500	6,770,757
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859%	(a)	08/10/42	1,700	1,729,199
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(a)	02/15/39	970	1,032,880
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	6.051%	(a)	09/15/39	1,893	1,901,085
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.816%	(a)	06/25/20	9,548	718,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(a)	05/25/22	29,020	2,663,296
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(a)	06/25/22	16,551	1,579,843
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.027%	(a)	10/25/22	11,243	672,913
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.942%	(a)	10/25/23	13,219	784,802
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.862%	(a)	08/25/16	11,788	296,054
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(a)	05/25/19	23,235	1,715,266
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.830%	(a)	07/25/19	27,826	2,007,511
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	4,182	4,183,270
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,478,086
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(a)	10/15/42	1,820	1,900,477
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(a)	06/15/49	1,215	1,214,543
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3(a)	6.145%		02/15/51	3,095	3,100,965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,921,612
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,528,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,415,503
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(a)	11/15/40	2,100	2,216,932
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	880	908,056
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.032%	(a)	06/12/50	471	473,240
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	479	479,258
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	319	319,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,661,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,231,810

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.104%	(a)	07/15/46	4,800	$5,102,909
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	3,600	3,780,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A3	3.773%		04/15/47	4,100	4,245,677
Morgan Stanley Capital I Trust, Series 2006-T23, Class A3	5.981%	(a)	08/12/41	1,178	1,180,373
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%	(a)	04/15/49	3,641	3,760,814
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,249,807
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,524,344
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,744,744
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(a)	07/15/42	3,145	3,282,185
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(b)	5.509%		04/15/47	5,150	5,575,498
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.933%	(a)	06/15/49	2,713	2,985,401
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	5.569%		05/15/46	1,812	1,788,570
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,356,601

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $129,579,300)					127,568,514

CORPORATE BONDS — 48.7%
Aerospace & Defense — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,849,260

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	2	2,588
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	422,183
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,559	1,746,176
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	482	521,637
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2007-1 Class A	6.821%		08/10/22	1,207	1,424,107
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-2, Class A(b)	4.950%		05/23/19	584	636,240
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2011-1, Class A	5.300%		04/15/19	614	676,395
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	900	994,384

					6,423,710

Automotive — 1.1%
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750%		01/15/43	750	758,242
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,678,826
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	396,252
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%		01/16/18	2,225	2,272,860
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	1,350	1,420,875
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,885	2,163,037
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	660	675,486

					12,365,578

Banking — 12.5%
Bank of America Corp., Jr. Sub Notes, Series K	8.000%	(a)	12/29/49	3,500	3,873,642
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,213,679

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes	4.000%		04/01/24	1,150	$1,173,611
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	3,866,224
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,059,680
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	5,185,488
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,409,625
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	868,870
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	3.750%		05/15/24	3,375	3,387,062
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,575	1,874,368
Branch Banking & Trust Co., Sr. Unsec’d. Notes(b)	2.850%		04/01/21	3,700	3,741,000
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,435,966
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,707,237
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	774,666
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	2,050	2,344,681
Citigroup, Inc., Sr. Unsec’d. Notes(b)	6.125%		05/15/18	2,500	2,880,302
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	4,120	6,184,033
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,757,513
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24	1,650	1,650,502
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,194,472
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,408,330
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	3,275	3,264,003
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	425	430,519
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,200	4,860,173
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,553,941
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	3,195	3,637,367
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,195	2,677,687
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20	2,420	2,820,764
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	440	529,335
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	260	315,333
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250%	(a)	08/29/49	2,380	2,403,800
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000%		09/25/15	770	782,389
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,625	1,670,344
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%		04/29/49	6,130	6,850,275
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	2,245	2,340,074
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	500	502,283
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	600	650,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	5,100	5,572,444
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	675	763,008
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	1,155	1,308,735
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	2,650	3,076,388
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	1,125	1,129,441
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%		12/31/49	975	992,784
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,035	4,444,936
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	3,830	4,400,007
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,635	3,030,801
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,920	2,230,320
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,025	3,143,786
People’s United Bank, Sub. Notes	4.000%		07/15/24	550	552,175
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,675	1,679,015
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	975	993,520
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	625	637,890
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	950	975,779
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	525	558,181
State Street Corp., Jr. Sub. Debs	4.956%		03/15/18	3,025	3,318,712
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	625	639,136
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23	2,250	2,205,679
Westpac Banking Corp. (Australia), 144A(b)	2.000%		05/21/19	2,020	2,019,113

					134,951,988

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		650	$717,001
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%	05/02/18		2,740	548,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		950	965,504

					2,230,505

Building Materials & Construction — 1.2%
Building Materials Corp. of America, Gtd. Notes, 144A , (original cost $1,800,725; purchased 05/09/13)(c)(d)	7.500%	03/15/20		1,615	1,719,975
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes	9.875%	04/30/19		1,233	1,414,867
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20		1,260	1,378,125
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		1,360	1,560,600
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		594	591,773
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29		1,275	1,269,262
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15		4,695	4,841,719

					12,776,321

Cable — 1.4%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	238,278
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		2,225	2,447,500
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%	02/15/19		1,610	1,913,888
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		2,825	2,947,876
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		275	280,899
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875%	12/01/18	EUR	800	1,169,404
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	290,943
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,049,885
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	3,100,272
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	1,050	1,895,793

					15,334,738

Capital Goods — 1.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,375	1,502,187
ERAC USA Finance LLC, Gtd. Notes, 144A , (original cost $1,098,609; purchased 05/30/13)(c)(d)	6.700%	06/01/34		920	1,151,490
ERAC USA Finance LLC, Gtd. Notes, 144A , (original cost $996,365; purchased 05/14/13)(c)(d)	7.000%	10/15/37		770	1,008,969
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		500	493,825
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		740	771,035
Hertz Corp. (The), Gtd. Notes(b)	6.750%	04/15/19		1,500	1,590,000
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	495,216
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A , (original cost $474,815; purchased 07/10/12)(c)(d)	2.500%	07/11/14		475	475,211
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A , (original cost $2,022,003; purchased 09/24/12)(c)(d)	2.500%	03/15/16		2,025	2,081,548
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A, (original cost $674,345; purchased 05/08/12)(c)(d)	3.125%	05/11/15		675	689,685
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		625	631,807
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,046,331
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		2,700	3,030,750
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		1,675	1,754,335
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,131,559

					18,853,948

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		1,300	1,328,426
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(b)	6.125%	01/15/41		450	535,896
Ashland, Inc., Gtd. Notes(b)	4.750%	08/15/22		875	879,375

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
CF Industries, Inc., Gtd. Notes(b)	4.950%		06/01/43	675	$676,032
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	700	750,570
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18	380	446,771
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	300	369,524
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	1,252	2,051,546
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	3,550	4,244,930
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(b)	4.875%		09/19/22	850	884,000
Monsanto Co., Sr. Unsec’d. Notes	3.375%		07/15/24	175	176,157
Monsanto Co., Sr. Unsec’d. Notes	4.200%		07/15/34	225	227,087
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	275	275,604
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	465	521,049
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	155	176,626
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23	3,058	3,863,853

					17,407,446

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	2,000	2,345,000

Electric — 3.5%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	4,000	4,660,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	558,298
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	1,108	1,202,180
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,500	2,725,000
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,816,616
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	2,325	2,734,386
Enel Finance International NV (Netherlands), Gtd. Notes, 144A(b)	6.000%		10/07/39	1,450	1,652,095
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	500	519,769
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	6.200%		10/01/17	1,930	2,198,917
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	6.250%		10/01/39	1,900	2,229,243
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%		03/15/18	1,800	1,821,541
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	400	405,278
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	1,150	1,314,604
NRG Energy, Inc., Gtd. Notes(b)	6.625%		03/15/23	2,750	2,976,875
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(b)	4.600%		06/15/43	1,950	2,026,594
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43	2,025	2,163,552
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	1,953	2,213,059
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	1,947	2,155,847

					37,373,854

Energy – Integrated — 1.0%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%		11/05/19	1,300	1,473,875
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	870	906,975
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	1,040	1,154,400
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	1,540	1,709,400
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	1,860	2,008,352
Rosneft Finance SA (Russia), Gtd. Notes, 144A(b)	6.625%		03/20/17	585	640,575
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,725	2,765,357

					10,658,934

Energy – Other — 1.5%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	11.500%		02/01/16	600	669,750
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,759,125
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	875	1,115,841
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	305,962
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%	(f)	10/10/36	2,000	773,404
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	587,977
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,650	1,787,257
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,841,083
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	2,068,013
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	1,070,000

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	1,075	$1,097,781
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	1,165	1,304,840

				16,381,033

Foods — 0.8%
Aramark Corp., Gtd. Notes	5.750%	03/15/20	1,350	1,427,625
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	775	763,375
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	275	259,875
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	375	394,912
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	9.000%	02/10/17	1,000	975,000
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18	200	212,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A , (original cost $1,226,925; purchased 12/08/11)(c)(d)	7.250%	06/01/21	1,330	1,426,425
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	725	819,250
Sigma Alimentos SA de CV (Mexico), Gtd. Notes	5.625%	04/14/18	950	1,050,700
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	1,000	1,095,368

				8,424,530

Gaming — 0.2%
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	1,550	1,670,125

Healthcare & Pharmaceutical — 1.9%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44	680	686,425
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	2,515	2,698,681
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	115	126,900
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	2,500	2,737,500
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	2,300	2,351,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	250	294,600
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,250	2,660,625
HCA, Inc., Sr. Unsec’d. Notes, MTN(b)	9.000%	12/15/14	320	329,600
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	225	227,670
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	1,000	1,080,000
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,075	2,030,539
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	1,550	1,565,464
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,570	1,701,488
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	2,000	2,155,000

				20,646,242

Healthcare Insurance — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,900	2,525,313
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20	745	814,757
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	2,125	2,355,675
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	750	911,968
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%	01/15/15	4,025	4,144,627
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	03/15/43	1,200	1,172,723
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	760	994,414
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	195	258,629
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	525	534,521
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,225	1,245,486

				14,958,113

Insurance — 3.6%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%	11/15/20	430	485,780
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	2,475	2,782,142
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	315	332,080
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	3,700	4,223,853
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	950	1,146,884
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	2,005	2,491,030
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	3,350	3,421,275

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.000%		02/11/23	1,850	$1,847,736
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	4.500%		02/11/43	1,350	1,391,949
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(a)	03/29/67	1,775	1,972,469
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,625,540
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	568,556
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,261,667
Lincoln National Corp., Jr. Sub. Notes	6.050%	(a)	04/20/67	350	353,937
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,734,239
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,640,141
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	363,632
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	1,200	1,911,088
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	620,181
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	850	989,471
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	152,014
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	1,015	1,129,187
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	3,080,625
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	573,606
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	1,280	1,338,369
XL Group PLC (Ireland), Jr. Sub. Notes	6.500%	(a)	12/31/49	1,880	1,856,500
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	140	141,381

					39,435,332

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,310,275
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	2,420	2,513,599

					3,823,874

Media & Entertainment — 2.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	460	553,099
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	85,026
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,845,310
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	3,000	3,356,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%		08/01/18	2,300	2,419,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%		06/01/24	425	430,313
Historic TW, Inc., Gtd. Notes(b)	6.625%		05/15/29	1,837	2,340,863
Liberty Interactive LLC, Sr. Unsec’d. Notes(b)	8.250%		02/01/30	2,250	2,486,250
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,035	1,141,088
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	5,450,625
Time Warner Cos., Inc., Gtd. Notes	6.950%		01/15/28	532	685,953
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	1,440	1,684,486
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $82,665; purchased 07/25/13-11/25/13)(c)(d)	4.500%		02/27/42	95	90,661
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $432,485; purchased 08/06/13-02/11/14)(c)(d)	4.875%		06/15/43	475	477,928
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $442,121; purchased 08/12/13)(b)(c)(d)	5.850%		09/01/43	445	511,228

					23,558,680

Metals — 1.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,250	1,381,481
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875%		01/21/18	585	654,498
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%		04/01/17	1,000	1,032,500
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	825	834,390
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	75	78,824
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18	4,075	4,248,188

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Metals (continued)
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40		990	$1,076,433
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		550	640,269
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19		400	413,520
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14		1,825	1,835,459

						12,195,562

Non-Captive Finance — 2.9%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		08/15/22		1,350	1,397,250
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500%		02/15/19		4,000	4,335,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		675	818,913
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(g)	6.000%		08/07/19		6,315	7,480,421
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		1,185	1,347,486
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	352,791
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14		2,875	2,896,563
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	5.750%		05/15/16		1,125	1,205,156
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	6.250%		05/15/19		1,400	1,568,000
Nelnet, Inc., Jr. Sub. Notes	3.609%	(a)	09/29/36		625	487,500
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A , (original cost $903,772; purchased 06/16/03)(c)(d)	0.955%	(a)	07/03/33		904	850,187
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A(b)	5.875%		09/25/22		1,764	1,738,000
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14		4,150	4,207,062
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,167,719
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(b)	5.250%		12/15/24		1,235	1,296,750

						31,148,798

Packaging — 0.4%
Ball Corp., Gtd. Notes	6.750%		09/15/20		345	367,856
Greif Luxembourg Finance, Sr. Unsec’d. Notes, 144A, MTN	7.375%		07/15/21	EUR	1,470	2,395,317
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,087,250

						4,850,423

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		675	795,410
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,000	1,349,904
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18		1,640	2,005,584
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19		4,400	5,324,911
Rock-Tenn Co., Gtd. Notes(b)	4.450%		03/01/19		1,165	1,262,269

						10,738,078

Pipelines & Other — 1.0%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	1,072,356
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%		07/01/23		1,760	1,813,986
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%		08/15/42		550	546,704
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%		08/15/33		1,550	1,969,903
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	303,300
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,539,515
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	760,237
Sempra Energy, Sr. Unsec’d. Notes	6.500%		06/01/16		2,275	2,513,679
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44		575	633,385

						11,153,065

Real Estate Investment Trusts — 0.4%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%		10/01/14		1,921	1,957,115
ProLogis LP, Gtd. Notes	6.875%		03/15/20		8	9,612
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22		325	334,703
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18		40	46,538
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%		04/01/19		1,685	2,282,937

						4,630,905

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes(b)	6.125%	09/15/39		2,000	$2,490,350
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		875	888,302
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,381,500

					5,760,152

Technology — 1.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15		600	619,192
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21		200	184,500
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19		3,000	3,247,500
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15		195	200,603
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,929,813
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,069,572
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20		2,610	2,822,062
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		1,700	1,853,000
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		2,000	2,046,056

					13,972,298

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		655	771,472
AT&T Corp., Gtd. Notes	8.000%	11/15/31		103	151,237
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,975	2,016,197
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	525,369
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A(b)	5.125%	03/11/23		1,305	1,336,907
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	715,909
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		328	522,423
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	2,298,124
Embarq Corp., Sr. Unsec’d. Notes , (original cost $1,303,800; purchased 04/22/10)(c)(d)	7.995%	06/01/36		1,160	1,267,300
MetroPCS Wireless, Inc., Gtd. Notes	7.875%	09/01/18		775	813,982
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,433,250
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	751,832
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		2,250	2,756,110
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		6,000	7,550,646
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21		1,300	1,420,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	227,400

					24,558,408

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		873	1,454,277
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		2,375	2,389,032
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16		515	538,766
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23		435	429,613
Lorillard Tobacco Co., Gtd. Notes(b)	8.125%	06/23/19		895	1,115,845

					5,927,533

TOTAL CORPORATE BONDS (cost $485,210,221)					527,404,433

FOREIGN AGENCIES — 2.5%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	708,163
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(b)	4.875%	01/15/24		875	934,062
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45		525	542,997
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	829,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		1,080	1,310,850

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	975	$1,056,412
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	1,445	1,753,869
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43	1,075	1,032,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	475	540,313
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	935	1,126,535
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	659,119
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(b)	4.250%	11/02/20	1,750	1,895,703
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,823,562
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,812,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,755,000
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	5.375%	01/27/21	2,925	3,048,523
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	1,125	1,098,562
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,100	2,271,780
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	745	866,063
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,285,000

TOTAL FOREIGN AGENCIES (cost $26,370,861)				27,350,513

MUNICIPAL BONDS —1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,596,161
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,210,993
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,066,301
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,711,780

				7,585,235

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	1,000	1,282,480

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,763,819

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,643,825
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,050	2,954,152

				4,597,977

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	695	786,733
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	450	498,155

				1,284,888

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34	615	769,144

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	800	939,824

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,375	1,764,909

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%		04/01/26		425	$495,142

TOTAL MUNICIPAL BONDS (cost $15,529,389)						20,483,418

SOVEREIGNS — 6.3%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	3,850,226
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		2,000	2,062,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.750%		04/17/19	EUR	800	1,119,233
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%		07/14/15	JPY	76,200	764,475
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	107,100	1,074,478
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	680,000	6,477,248
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19		676	696,345
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,105,850
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%		01/11/19	EUR	715	1,132,927
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		776	884,640
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		462	591,646
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%		03/13/20		2,245	2,491,950
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes	6.500%		11/01/27	EUR	3,545	6,578,118
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,765,520
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	130,000	1,325,162
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	3,287,040
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,500	2,550,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(b)	5.200%		01/30/20		1,115	1,244,340
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	4.841%	(f)	05/31/18		791	743,608
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	850	1,259,811
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	3.500%		03/25/15		2,200	2,233,000
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR	5,410	8,213,747
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		900	1,028,250
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		510	706,350
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		900	1,224,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,680,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		1,370	1,457,337
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%		03/31/30		836	967,858
Slovenia Government International Bond (Slovenia), Bonds, 144A	4.125%		02/18/19		300	316,035

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, RegS	4.750%	05/10/18	1,300	$1,400,750
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, RegS	4.000%	03/06/18	3,000	3,205,920
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18	1,500	1,602,960
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,510	1,758,697

TOTAL SOVEREIGNS (cost $62,977,336)				67,799,521

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	145	155,169
Federal Home Loan Mortgage Corp.(h)	5.500%	10/01/33	1,408	1,606,721
Federal Home Loan Mortgage Corp.	5.500%	01/01/34-06/01/34	357	399,000
Federal Home Loan Mortgage Corp.	6.000%	11/01/33-06/01/34	1,354	1,531,088
Federal Home Loan Mortgage Corp.	6.500%	07/01/32-09/01/32	950	1,077,523
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	158	178,447
Federal National Mortgage Assoc.	4.000%	05/01/19	97	103,757
Federal National Mortgage Assoc.	4.500%	12/01/18-02/01/35	741	786,816
Federal National Mortgage Assoc.	5.500%	03/01/17-06/01/34	2,968	3,247,152
Federal National Mortgage Assoc.	6.000%	09/01/17-11/01/36	1,766	1,998,618
Federal National Mortgage Assoc.(h)	6.000%	10/01/33	672	766,384
Federal National Mortgage Assoc.	6.500%	12/01/14-11/01/33	1,353	1,523,093
Federal National Mortgage Assoc.(h)	6.500%	09/01/32	437	505,407
Federal National Mortgage Assoc.	7.000%	05/01/32-06/01/32	180	202,323
Government National Mortgage Assoc.	5.500%	01/15/33-07/15/35	2,203	2,466,982
Government National Mortgage Assoc.	6.000%	12/15/32-06/20/34	1,328	1,532,881
Government National Mortgage Assoc.(h)	6.000%	11/15/34	1,141	1,318,239
Government National Mortgage Assoc.	6.500%	09/15/32-11/15/33	1,886	2,145,763
Government National Mortgage Assoc.	7.500%	10/15/25-02/15/26	61	69,753

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,602,450)				21,615,116

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes	0.875%	06/15/17	35	35,014
U.S. Treasury Notes(b)	1.500%	05/31/19	6,340	6,308,300
U.S. Treasury Notes	2.000%	05/31/21	805	798,962
U.S. Treasury Notes(g)	2.375%	02/28/15	3,395	3,446,322
U.S. Treasury Notes(b)	2.500%	05/15/24	1,380	1,378,060
U.S. Treasury Notes(g)	3.375%	05/15/44	2,405	2,421,159
U.S. Treasury Notes	3.625%	02/15/44	4,230	4,463,970

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,673,536)				18,851,787

			Shares
COMMON STOCK
Diversified Financial Services
Rescap Liquidating Trust (cost $0)			4	62

PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,246,500

TOTAL LONG-TERM INVESTMENTS (cost $899,437,228)				961,912,355

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 15.1%		Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 15.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $104,316,766)(Note 4)(i)		10,668,551	$99,857,636
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $62,564,779; includes $52,226,183 of cash collateral for securities on loan)(Note 4)(i)(j)		62,564,779	62,564,779

TOTAL AFFILIATED MUTUAL FUNDS (cost $166,881,545)			162,422,415

	Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option
Interest Rate Swap Option
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $931,869)	Citigroup Global Markets	73,420	924,107

TOTAL SHORT-TERM INVESTMENTS (cost $167,813,414)			163,346,522

TOTAL INVESTMENTS — 103.9% (cost $1,067,250,642)			1,125,258,877
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (3.9)%			(42,654,840)

NET ASSETS — 100.0%			$1,082,604,037

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
COLIBOR	Columbia Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NZDLIBOR	New Zealand LIBOR
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,931,115; cash collateral of $52,226,183 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $16,332,221. The aggregate value, $16,768,346, is approximately 1.5% of net assets.

(e)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security.

(f)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,537	5 Year U.S. Treasury Notes	Sep. 2014	$183,603,435	$183,611,461	$8,026
1,056	10 Year U.S. Treasury Notes	Sep. 2014	131,841,507	132,181,500	339,993
21	U.S. Ultra Treasury Bonds	Sep. 2014	3,083,280	3,148,688	65,408

					413,427

Short Positions:
54	2 Year U.S. Treasury Notes	Sep. 2014	11,862,533	11,858,063	4,470
53	Euro-Bond	Sep. 2014	10,574,059	10,668,944	(94,885)

					(90,415)

					$323,012

(1)	U.S. Government Agency securities with a combined market value of $727,639 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Bank PLC	AUD	3,335	$3,116,007	$3,140,932	$24,925
Expiring 07/15/14	Citigroup Global Markets	AUD	2,316	2,156,200	2,181,151	24,951
Expiring 07/15/14	Citigroup Global Markets	AUD	1,773	1,647,753	1,670,117	22,364
Expiring 07/15/14	Citigroup Global Markets	AUD	1,718	1,615,600	1,618,254	2,654
Expiring 07/15/14	Deutsche Bank AG	AUD	117	108,200	110,383	2,183
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,718	1,600,100	1,618,230	18,130
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,159	1,076,700	1,091,431	14,731
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	1,732	1,617,800	1,631,002	13,202
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	1,155	1,079,300	1,087,918	8,618
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	1,146	1,076,500	1,079,641	3,141
Expiring 07/15/14	UBS AG	AUD	2,345	2,173,200	2,208,719	35,519
Brazilian Real,
Expiring 07/01/14	Barclays Bank PLC	BRL	3,663	1,616,000	1,657,689	41,689
Expiring 07/01/14	Citigroup Global Markets	BRL	7,943	3,614,699	3,595,067	(19,632)
Expiring 07/01/14	Citigroup Global Markets	BRL	3,643	1,614,273	1,648,611	34,338
Expiring 07/01/14	Citigroup Global Markets	BRL	2,429	1,079,200	1,099,568	20,368
Expiring 07/01/14	Citigroup Global Markets	BRL	2,422	1,067,700	1,095,969	28,269
Expiring 07/01/14	Toronto Dominion	BRL	4,213	1,917,181	1,906,769	(10,412)
Expiring 10/01/14	Toronto Dominion	BRL	4,213	1,849,026	1,856,316	7,290
British Pound,
Expiring 07/28/14	Bank of America	GBP	1,317	2,219,602	2,252,695	33,093
Expiring 07/28/14	Citigroup Global Markets	GBP	1,284	2,153,400	2,197,305	43,905
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	1,284	2,166,800	2,197,195	30,395
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	1,280	2,153,100	2,189,796	36,696
Canadian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	CAD	2,321	2,154,400	2,174,118	19,718
Expiring 07/15/14	Goldman Sachs & Co.	CAD	1,777	1,628,400	1,664,416	36,016
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	2,353	2,156,200	2,203,942	47,742
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,757	1,615,600	1,646,094	30,494
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,177	1,080,500	1,102,418	21,918
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,171	1,078,300	1,097,233	18,933
Expiring 07/15/14	Toronto Dominion Bank	CAD	4,628	4,180,795	4,335,614	154,819
Expiring 07/15/14	UBS AG	CAD	1,763	1,618,100	1,651,093	32,993
Expiring 10/16/14	JPMorgan Chase & Co.	CAD	1,159	1,082,800	1,082,759	(41)
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	598,920	1,077,000	1,076,222	(778)
Expiring 08/27/14	Citigroup Global Markets	CLP	595,533	1,077,400	1,070,136	(7,264)
Chinese Renminbi,
Expiring 07/14/14	Citigroup Global Markets	CNH	19,262	3,094,935	3,099,724	4,789
Expiring 07/14/14	Citigroup Global Markets	CNH	13,446	2,156,200	2,163,874	7,674
Expiring 07/14/14	Hong Kong & Shanghai Bank	CNH	18,798	3,020,656	3,024,990	4,334
Expiring 07/14/14	JPMorgan Chase & Co.	CNH	37,956	6,098,474	6,108,008	9,534
Expiring 07/14/14	Morgan Stanley	CNH	9,856	1,583,548	1,586,049	2,501
Expiring 07/14/14	UBS AG	CNH	22,584	3,628,688	3,634,361	5,673
Expiring 10/10/14	Citigroup Global Markets	CNH	6,757	1,082,301	1,081,654	(647)
Colombian Peso,
Expiring 07/01/14	Barclays Bank PLC	COP	2,075,918	1,100,693	1,105,682	4,989
Expiring 07/01/14	Citigroup Global Markets	COP	2,087,326	1,106,742	1,111,758	5,016
Expiring 07/01/14	JPMorgan Chase & Co.	COP	4,163,243	2,208,616	2,217,439	8,823
Expiring 07/08/14	Citigroup Global Markets	COP	4,171,695	2,123,000	2,221,215	98,215
Euro,
Expiring 07/28/14	Barclays Bank PLC	EUR	77	106,800	105,537	(1,263)
Expiring 07/28/14	Citigroup Global Markets	EUR	9,704	13,412,604	13,289,716	(122,888)
Expiring 07/28/14	Citigroup Global Markets	EUR	1,948	2,678,762	2,667,041	(11,721)
Expiring 07/28/14	Citigroup Global Markets	EUR	1,051	1,436,674	1,438,866	2,192
Expiring 07/28/14	Citigroup Global Markets	EUR	920	1,271,787	1,259,627	(12,160)
Expiring 07/28/14	Deutsche Bank AG	EUR	2,194	2,983,010	3,004,386	21,376

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/28/14	Hong Kong & Shanghai Bank	EUR	2,399	$3,273,472	$3,285,848	$12,376
Expiring 07/28/14	UBS AG	EUR	551	761,862	754,102	(7,760)
Hungarian Forint,
Expiring 07/24/14	JPMorgan Chase & Co.	HUF	1,383,174	6,192,022	6,109,114	(82,908)
Expiring 07/28/14	Citigroup Global Markets	HUF	238,627	1,074,900	1,053,771	(21,129)
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	6,942	2,123,000	2,160,285	37,285
Expiring 07/10/14	UBS AG	MYR	6,920	2,135,700	2,153,270	17,570
Mexican Peso,
Expiring 07/22/14	BNP Paribas	MXN	28,242	2,154,600	2,173,211	18,611
Expiring 07/22/14	Deutsche Bank AG	MXN	14,043	1,077,200	1,080,574	3,374
Expiring 07/22/14	Deutsche Bank AG	MXN	14,018	1,077,199	1,078,682	1,483
Expiring 07/22/14	JPMorgan Chase & Co.	MXN	94,543	7,163,697	7,275,056	111,359
New Zealand Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	NZD	2,477	2,156,200	2,165,414	9,214
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,927	1,629,900	1,684,864	54,964
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,865	1,614,800	1,630,297	15,497
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,246	1,078,300	1,089,554	11,254
Expiring 07/15/14	JPMorgan Chase & Co.	NZD	1,271	1,078,600	1,111,112	32,512
Expiring 07/15/14	JPMorgan Chase & Co.	NZD	1,237	1,077,000	1,081,060	4,060
Expiring 10/23/14	Goldman Sachs & Co.	NZD	3,824	3,082,500	3,310,512	228,012
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	35,087	5,845,601	5,714,690	(130,911)
Expiring 07/24/14	Goldman Sachs & Co.	NOK	6,447	1,078,600	1,049,975	(28,625)
Expiring 07/24/14	UBS AG	NOK	12,719	2,157,100	2,071,506	(85,594)
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	17,207	391,965	393,807	1,842
Expiring 09/17/14	UBS AG	PHP	77,930	1,733,900	1,782,628	48,728
Polish Zloty,
Expiring 07/24/14	Deutsche Bank AG	PLN	4,938	1,620,000	1,623,133	3,133
Expiring 07/24/14	Deutsche Bank AG	PLN	3,322	1,083,000	1,092,132	9,132
Expiring 07/24/14	JPMorgan Chase & Co.	PLN	12,521	4,103,761	4,115,748	11,987
Expiring 07/24/14	JPMorgan Chase & Co.	PLN	4,981	1,624,300	1,637,299	12,999
Expiring 07/24/14	JPMorgan Chase & Co.	PLN	766	251,750	251,688	(62)
Romanian Leu,
Expiring 07/24/14	BNP Paribas	RON	11,673	3,590,091	3,640,830	50,739
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	37,902	1,083,000	1,111,053	28,053
Expiring 07/17/14	Citigroup Global Markets	RUB	37,802	1,083,400	1,108,113	24,713
Expiring 07/17/14	Citigroup Global Markets	RUB	37,369	1,080,500	1,095,423	14,923
Expiring 07/17/14	Citigroup Global Markets	RUB	36,979	1,077,000	1,083,982	6,982
Expiring 07/17/14	Goldman Sachs & Co.	RUB	8,154	223,277	239,025	15,748
Expiring 10/17/14	Citigroup Global Markets	RUB	37,375	1,081,200	1,072,033	(9,167)
Expiring 10/17/14	Citigroup Global Markets	RUB	37,243	1,077,000	1,068,239	(8,761)
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank AG	SGD	12,831	10,240,020	10,290,115	50,095
Expiring 07/17/14	Societe General Securities	SGD	2,016	1,614,800	1,616,423	1,623
South African Rand,
Expiring 07/25/14	Citigroup Global Markets	ZAR	11,476	1,080,000	1,074,135	(5,865)
Expiring 07/25/14	Citigroup Global Markets	ZAR	354	33,238	33,127	(111)
Expiring 07/25/14	Deutsche Bank AG	ZAR	11,429	1,077,000	1,069,735	(7,265)
Expiring 07/25/14	Deutsche Bank AG	ZAR	11,404	1,077,000	1,067,451	(9,549)
Expiring 07/25/14	JPMorgan Chase & Co.	ZAR	17,238	1,616,700	1,613,520	(3,180)
Expiring 07/25/14	Toronto Dominion Bank	ZAR	43,288	4,021,087	4,051,823	30,736
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	2,281,067	2,144,828	2,253,537	108,709

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 07/24/14	Goldman Sachs & Co.	SEK	14,059	$2,135,700	$2,103,462	$(32,238)
Expiring 07/24/14	Goldman Sachs & Co.	SEK	10,726	1,617,500	1,604,882	(12,618)
Expiring 07/24/14	UBS AG	SEK	13,970	2,136,300	2,090,140	(46,160)
Turkish Lira,
Expiring 07/25/14	Citigroup Global Markets	TRY	4,572	2,163,200	2,146,315	(16,885)
Expiring 07/25/14	Deutsche Bank AG	TRY	2,271	1,079,200	1,066,292	(12,908)
Expiring 07/25/14	Goldman Sachs & Co.	TRY	2,315	1,080,000	1,086,943	6,943
Expiring 07/25/14	JPMorgan Chase & Co.	TRY	3,444	1,629,900	1,616,950	(12,950)

				$210,244,196	$211,491,610	$1,247,414

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Citigroup Global Markets	AUD	1,150	$1,077,000	$1,083,215	$(6,215)
Expiring 07/15/14	Deutsche Bank AG	AUD	2,316	2,156,200	2,181,214	(25,014)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,735	1,617,600	1,634,156	(16,556)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	2,124	1,950,100	2,000,552	(50,452)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	6,814	6,293,700	6,417,800	(124,100)
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	940	866,400	885,019	(18,619)
Brazilian Real,
Expiring 07/01/14	Citigroup Global Markets	BRL	7,943	3,474,000	3,595,067	(121,067)
Expiring 07/01/14	Toronto Dominion	BRL	4,213	1,897,750	1,906,769	(9,019)
Expiring 07/01/14	Barclays Bank PLC	BRL	3,663	1,666,741	1,657,689	9,052
Expiring 07/01/14	Citigroup Global Markets	BRL	3,643	1,657,614	1,648,611	9,003
Expiring 07/01/14	Citigroup Global Markets	BRL	2,429	1,105,572	1,099,568	6,004
Expiring 07/01/14	Citigroup Global Markets	BRL	2,422	1,101,954	1,095,969	5,985
British Pound,
Expiring 07/28/14	Barclays Bank PLC	GBP	1,297	2,165,700	2,218,708	(53,008)
Expiring 07/28/14	Citigroup Global Markets	GBP	3,462	5,810,167	5,922,671	(112,504)
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	320	537,779	547,523	(9,744)
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	648	1,082,899	1,109,320	(26,421)
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	975	1,629,900	1,669,059	(39,159)
Canadian Dollar,
Expiring 07/15/14	BNP Paribas	CAD	1,177	1,080,400	1,102,975	(22,575)
Expiring 07/15/14	Deutsche Bank AG	CAD	2,369	2,171,200	2,219,520	(48,320)
Expiring 07/15/14	Goldman Sachs & Co.	CAD	2,362	2,173,200	2,212,593	(39,393)
Expiring 07/15/14	Goldman Sachs & Co.	CAD	2,831	2,560,200	2,651,649	(91,449)
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,061	969,000	994,328	(25,328)
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,768	1,600,100	1,656,501	(56,401)
Chinese Renminbi,
Expiring 07/14/14	Barclays Bank PLC	CNH	13,369	2,131,551	2,151,417	(19,866)
Expiring 07/14/14	Citigroup Global Markets	CNH	6,803	1,082,900	1,094,707	(11,807)
Expiring 07/14/14	Citigroup Global Markets	CNH	40,217	6,406,000	6,471,941	(65,941)
Expiring 07/14/14	Deutsche Bank AG	CNH	6,698	1,067,500	1,077,880	(10,380)
Expiring 07/14/14	UBS AG	CNH	13,270	2,127,284	2,135,402	(8,118)
Colombian Peso,
Expiring 07/01/14	Citigroup Global Markets	COP	2,087,326	1,079,000	1,111,758	(32,758)
Expiring 07/01/14	JPMorgan Chase & Co.	COP	4,163,243	2,207,434	2,217,440	(10,006)
Expiring 07/01/14	Morgan Stanley	COP	2,075,918	1,077,000	1,105,682	(28,682)
Expiring 07/08/14	JPMorgan Chase & Co.	COP	4,163,243	2,206,159	2,216,714	(10,555)
Euro,
Expiring 07/28/14	Barclays Bank PLC	EUR	970	1,339,810	1,327,963	11,847
Expiring 07/28/14	Citigroup Global Markets	EUR	157	216,100	215,305	795
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	236,343	1,052,700	1,043,865	8,835
Expiring 07/24/14	Deutsche Bank AG	HUF	462,769	2,045,400	2,043,930	1,470

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Hungarian Forint (continued),
Expiring 07/24/14	Deutsche Bank AG	HUF	485,346	$2,165,700	$2,143,644	$22,056
Expiring 07/24/14	Deutsche Bank AG	HUF	601,154	2,669,200	2,655,140	14,060
Israeli New Shekel,
Expiring 07/10/14	JPMorgan Chase & Co.	ILS	1,129	324,900	328,900	(4,000)
Japanese Yen,
Expiring 07/28/14	BNP Paribas	JPY	74,609	728,543	736,651	(8,108)
Expiring 07/28/14	Citigroup Global Markets	JPY	48,991	479,823	483,713	(3,890)
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	7,034	2,171,200	2,188,724	(17,524)
Mexican Peso,
Expiring 07/22/14	Citigroup Global Markets	MXN	33,854	2,588,600	2,605,041	(16,441)
Expiring 07/22/14	Deutsche Bank AG	MXN	21,237	1,617,600	1,634,151	(16,551)
Expiring 07/22/14	Deutsche Bank AG	MXN	32,349	2,496,900	2,489,265	7,635
Expiring 07/25/14	Deutsche Bank AG	MXN	14,115	1,067,700	1,085,902	(18,202)
New Zealand Dollar,
Expiring 07/15/14	Deutsche Bank AG	NZD	1,269	1,080,500	1,109,298	(28,798)
Expiring 07/15/14	Deutsche Bank AG	NZD	1,931	1,622,601	1,688,075	(65,474)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,409	1,191,200	1,231,647	(40,447)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	3,128	2,666,800	2,734,229	(67,429)
Expiring 07/15/14	UBS AG	NZD	556	478,493	485,777	(7,284)
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	13,224	2,154,000	2,153,771	229
Expiring 07/24/14	Toronto Dominion Bank	NOK	19,197	3,193,134	3,126,673	66,461
Expiring 07/24/14	UBS AG	NOK	6,408	1,078,800	1,043,747	35,053
Expiring 07/24/14	UBS AG	NOK	6,640	1,080,000	1,081,507	(1,507)
Polish Zloty,
Expiring 07/24/14	BNP Paribas	PLN	6,591	2,154,600	2,166,493	(11,893)
Expiring 07/24/14	BNP Paribas	PLN	8,235	2,701,100	2,707,007	(5,907)
Expiring 07/24/14	Deutsche Bank AG	PLN	4,948	1,617,500	1,626,620	(9,120)
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	7,530	215,700	221,624	(5,924)
Expiring 07/17/14	Citigroup Global Markets	RUB	38,246	1,077,800	1,121,120	(43,320)
Expiring 07/17/14	Citigroup Global Markets	RUB	57,426	1,622,600	1,683,370	(60,770)
Singapore Dollar,
Expiring 07/17/14	Citigroup Global Markets	SGD	2,687	2,135,701	2,155,028	(19,327)
Expiring 07/17/14	Goldman Sachs & Co.	SGD	6,119	4,867,900	4,907,018	(39,118)
Expiring 07/17/14	JPMorgan Chase & Co.	SGD	2,727	2,173,200	2,187,265	(14,065)
South African Rand,
Expiring 07/25/14	Barclays Bank PLC	ZAR	11,644	1,078,600	1,089,929	(11,329)
Expiring 07/25/14	Barclays Bank PLC	ZAR	27,074	2,590,300	2,534,208	56,092
Expiring 07/25/14	Deutsche Bank AG	ZAR	4,657	430,800	435,879	(5,079)
Expiring 07/25/14	Deutsche Bank AG	ZAR	8,026	746,700	751,287	(4,587)
Expiring 07/25/14	Deutsche Bank AG	ZAR	11,463	1,078,100	1,072,933	5,167
Swedish Krona,
Expiring 07/24/14	BNP Paribas	SEK	14,147	2,156,200	2,116,638	39,562
Expiring 07/24/14	Citigroup Global Markets	SEK	3,629	538,600	542,924	(4,324)
Expiring 07/24/14	Deutsche Bank AG	SEK	6,545	972,000	979,306	(7,306)
Expiring 07/24/14	Deutsche Bank AG	SEK	14,176	2,160,900	2,121,038	39,862
Turkish Lira,
Expiring 07/25/14	Barclays Bank PLC	TRY	56,942	26,145,280	26,732,665	(587,385)
Expiring 07/25/14	Deutsche Bank AG	TRY	1,862	866,400	874,263	(7,863)
Expiring 07/25/14	Deutsche Bank AG	TRY	3,469	1,616,700	1,628,815	(12,115)
Expiring 07/25/14	Deutsche Bank AG	TRY	3,496	1,617,500	1,641,244	(23,744)

				$162,103,889	$164,027,009	(1,923,120)

						$(675,706)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,270	12/19/32	4.423%	6 month BBSW(2)	$16,955	$—	$16,955	Barclays Capital Group
AUD	1,620	12/20/32	4.420%	6 month BBSW(2)	20,914	—	20,914	Citigroup Global Markets
BRL	7,942	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(318,537)	—	(318,537)	Citigroup Global Markets
BRL	13,135	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(304,238)	—	(304,238)	Barclays Capital Group
BRL	37,393	01/02/17	0.000%	1 day Brazil Interbank Rate(2)	(256,061)	—	(256,061)	Hong Kong & Shanghai Bank
BRL	7,343	01/01/21	0.000%	1 day Brazil Interbank Rate(2)	172,803	—	172,803	Deutsche Bank AG
CLP	330,000	02/27/24	5.240%	6 month CLICP(2)	27,869	—	27,869	Barclays Capital Group
COP	1,935,000	11/19/18	5.380%	1 day COLIBOR OIS(2)	172	—	172	Deutsche Bank AG
COP	1,935,000	11/20/18	5.290%	1 day COLIBOR OIS(2)	(3,676)	—	(3,676)	Deutsche Bank AG
EUR	1,640	12/13/27	2.065%	3 month EURIBOR(1)	(102,008)	—	(102,008)	Barclays Capital Group
ILS	40,700	11/20/18	2.163%	3 month TELBOR(2)	457,294	—	457,294	Barclays Capital Group
MXN	76,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	328,105	—	328,105	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 day Mexican Interbank Rate(2)	166,959	—	166,959	Deutsche Bank AG
MXN	20,100	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(95,912)	—	(95,912)	Barclays Capital Group
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	129,855	—	129,855	Citigroup Global Markets
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	(13,977)	—	(13,977)	Hong Kong & Shanghai Bank
NZD	325	08/12/18	4.143%	3 month BBR(2)	(432)	—	(432)	Citigroup Global Markets
NZD	245	08/13/18	4.160%	3 month BBR(2)	(162)	—	(162)	Citigroup Global Markets
NZD	245	08/13/18	4.218%	3 month BBR(2)	345	—	345	Barclays Capital Group
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	(101,143)	—	(101,143)	Citigroup Global Markets
NZD	330	08/12/23	4.648%	3 month BBR(2)	(196)	—	(196)	Citigroup Global Markets
NZD	240	08/13/23	4.668%	3 month BBR(2)	188	—	188	Citigroup Global Markets
NZD	240	08/13/23	4.730%	3 month BBR(2)	1,200	—	1,200	Barclays Capital Group
PLN	31,900	06/28/18	3.736%	6 month WIBOR(2)	378,472	—	378,472	Citigroup Global Markets
RUB	95,000	05/17/23	7.250%	3 month MOSPRIME(2)	(289,958)	—	(289,958)	Credit Suisse First Boston Corp.
RUB	95,000	05/20/23	7.250%	3 month MOSPRIME(2)	(291,789)	—	(291,789)	Credit Suisse First Boston Corp.
	25,690	11/15/19	1.334%	3 month LIBOR(1)	584,023	—	584,023	Citigroup Global Markets
	2,090	12/13/27	2.200%	3 month LIBOR(2)	(172,205)	—	(172,205)	Barclays Capital Group
ZAR	63,400	06/25/18	7.420%	3 month JIBAR(2)	16,919	—	16,919	Barclays Capital Group
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(2)	34,508	—	34,508	Hong Kong & Shanghai Bank

					$386,287	$—	$386,287

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	2,300	03/07/29	4.743%	6 month BBSW(2)	$940	$130,515	$129,575
HUF	1,380,000	11/18/18	4.340%	6 month BUBOR(2)	(9,559)	406,657	416,216
HUF	209,900	09/02/23	6.085%	6 month BUBOR(2)	(6,810)	177,464	184,274
HUF	400,000	09/03/23	5.940%	6 month BUBOR(2)	(11,826)	317,990	329,816
MXN	65,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	1,823	107,440	105,617
MXN	70,000	04/18/19	5.480%	28 day Mexican Interbank Rate(2)	(543)	145,873	146,416
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	(797)	154,324	155,121
NZD	32,430	09/01/15	3.858%	3 month NZDLIBOR(2)	(2,006)	(53,020)	(51,014)
PLN	25,000	09/03/18	3.985%	6 month WIBOR(2)	(3,379)	374,122	377,501
	80,695	11/30/18	1.625%	3 month LIBOR(1)	(78,206)	(81,469)	(3,263)
	500	04/08/19	1.794%	3 month LIBOR(1)	152	(3,819)	(3,971)
	76,650	05/15/21	2.375%	3 month LIBOR(1)	(588,510)	(747,430)	(158,920)
	250	05/09/23	1.955%	3 month LIBOR(2)	—	(10,586)	(10,586)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued):
	30,450	08/07/23	4.248%	3 month LIBOR(2)	$287	$977,006	$976,719
	13,270	08/08/23	4.283%	3 month LIBOR(2)	210	445,656	445,446
	13,270	08/09/23	4.231%	3 month LIBOR(2)	210	415,462	415,252
	2,500	03/31/44	3.475%	3 month LIBOR(2)	194	82,987	82,793
ZAR	43,900	02/24/16	7.200%	3 month JIBAR(2)	(688)	35,009	35,697
ZAR	87,800	03/04/16	7.200%	3 month JIBAR(2)	(1,204)	69,854	71,058
ZAR	20,000	10/22/23	7.625%	3 month JIBAR(2)	424	(63,261)	(63,685)
ZAR	38,300	11/14/23	8.190%	3 month JIBAR(2)	(6,539)	11,551	18,090

					$(705,827)	$2,892,325	$3,598,152

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	$(457,804)	$—	$(457,804)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	(36,791)	187,800	(224,591)	JPMorgan Chase & Co.
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	(30,635)	5,264	(35,899)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	4,400	(49,659)	45,224	(94,883)	JPMorgan Chase & Co.

				$(574,889)	$238,288	$(813,177)

Over-the-counter credit default swaps on credit indices—Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 23,000	(637,335)	184,393	(821,728)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 23,000	(637,336)	304,278	(941,614)	Deutsche Bank AG

				$(1,274,671)	$488,671	$(1,763,342)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	6,650	$512,973	$278,931	$234,042	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	12,825	989,304	586,031	403,273	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	18,525	1,428,996	800,177	628,819	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	11,875	916,023	520,356	395,667	Deutsche Bank AG

				$3,847,296	$2,185,495	$1,661,801

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	140,000	$(2,140,294)	$(2,775,477)	$(635,183)

The Portfolio entered into credit default swaps on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements:
	22,206	3 month LIBOR	EUR	16,740	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	$(688,287)	$—	$(688,287)
	3,494	3 month LIBOR	EUR	2,700	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	(199,700)	—	(199,700)
	2,143	3 month LIBOR	EUR	1,650	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(114,760)	—	(114,760)
	502	3 month LIBOR	JPY	50,000	3 month JPY LIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	12,488	—	12,488
	18,547	3 month LIBOR	EUR	13,940	3 month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(518,643)	—	(518,643)
	956	3 month LIBOR	JPY	93,235	3 month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	37,385	—	37,385
	1,541	3 month LIBOR	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	413,411	7,475	405,936
	384	3 month LIBOR	JPY	30,000	4.500%	Citigroup Global Markets	06/08/15	79,939	(15,095)	95,034
	1,284	3 month LIBOR	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	290,581	(56,202)	346,783
	5,882	3 month LIBOR	JPY	600,000	3 month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(35,695)	—	(35,695)
	1,040	3 month LIBOR	EUR	780	3 month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(26,929)	—	(26,929)
	8,984	3 month LIBOR	EUR	6,770	3 month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(275,603)	—	(275,603)
	1,157	3 month LIBOR	EUR	900	3 month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(65,418)	—	(65,418)
TRY	5,590	7.70%		2,904	3 month LIBOR	Barclays Bank PLC	07/22/18	(132,600)	—	(132,600)
TRY	5,900	7.71%		3,068	3 month LIBOR	Barclays Bank PLC	07/23/18	(142,547)	—	(142,547)
TRY	20,000	8.68%		9,749	3 month LIBOR	Hong Kong & Shanghai Bank	09/05/15	443,069	—	443,069
TRY	23,640	8.69%		11,376	3 month LIBOR	Hong Kong & Shanghai Bank	09/09/15	662,887	—	662,887

								$(260,422)	$(63,822)	$(196,600)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

U.S. Treasury Obligations with a combined market value of $3,544,904 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$25,389	$—
Collateralized Loan Obligations	—	44,041,870	3,979,147
Non-Residential Mortgage-Backed Securities	—	4,341,685	—
Residential Mortgage-Backed Securities	—	63,767,337	—
Bank Loans	—	30,014,281	3,422,782
Commercial Mortgage-Backed Securities	—	127,568,514	—
Corporate Bonds	—	520,130,536	7,273,897
Foreign Agencies	—	27,350,513	—
Municipal Bonds	—	20,483,418	—
Sovereigns	—	67,799,521	—
U.S. Government Agency Obligations	—	21,615,116	—
U.S. Treasury Obligations	—	18,851,787	—
Common Stock	62	—	—
Preferred Stock	1,246,500	—	—
Affiliated Mutual Funds	162,422,415	—	—
Option Purchased	—	924,107	—
Other Financial Instruments*
Futures Contracts	323,012	—	—
Forward Foreign Currency Exchange Contracts	—	(675,706)	—
Interest Rate Swap Agreements	—	3,984,439	—
Credit Default Swap Agreements	—	(1,549,901)	—
Currency Swap Agreements	—	(196,600)	—

Total	$163,991,989	$948,476,306	$14,675,826

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Credit Default Swaps
Balance as of 12/31/13	$2,490,000	$3,303,636	$7,438,596	$(5,934)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)***	15	99,644	299,029	5,934
Purchases	3,979,132	—	—	—
Sales	—	—	(463,344)	—
Accrued discount/premium	—	19,502	(384)	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	(2,490,000)	—	—	—

Balance as of 06/30/14	$3,979,147	$3,422,782	$7,273,897	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $(6,016).

***	Of which, ($398,688) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Collateralized Loan Obligation transferred out of Level 3 as a result of being valued by an independent pricing source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (including 4.8% of collateral for securities on loan)	15.0%
Banking	12.6
Commercial Mortgage-Backed Securities	11.8
Sovereigns	6.3
Residential Mortgage-Backed Securities	5.9
Collateralized Loan Obligations	4.4
Insurance	3.6
Electric	3.5
Non-Captive Finance	2.9
Healthcare & Pharmaceutical	2.6
Foreign Agencies	2.5
Telecommunications	2.4
Media & Entertainment	2.3
Technology	2.2
U.S. Government Agency Obligations	2.0
Municipal Bonds	1.9
Capital Goods	1.7
Chemicals	1.7
U.S. Treasury Obligations	1.7
Energy – Other	1.5
Cable	1.4
Healthcare Insurance	1.4
Automotive	1.2

Building Materials & Construction	1.2%
Metals	1.1
Energy – Integrated	1.0
Paper	1.0
Pipelines & Other	1.0
Foods	0.9
Retailers	0.8
Airlines	0.6
Tobacco	0.5
Gaming	0.4
Lodging	0.4
Non-Residential Mortgage-Backed Securities	0.4
Packaging	0.4
Real Estate Investment Trusts	0.4
Aerospace & Defense	0.3
Financials	0.3
Brokerage	0.2
Consumer	0.2
Transportation	0.2
Option Purchased	0.1

103.9
Liabilities in excess of other assets	(3.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from broker — variation margin	$635,183	*
Credit contracts	Premiums paid for swap agreements	2,912,454		—	—
Credit contracts	Unrealized appreciation on swap agreements	1,661,801		Unrealized depreciation on swap agreements	2,576,519
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	2,308,034		Unrealized depreciation on forward currency contracts	2,983,740
Interest rate contracts	Due from broker — variation margin	4,307,488	*	Due to broker — variation margin	386,324	*
Interest rate contracts	Premiums paid for swap agreements	7,475		Premiums received for swap agreements	71,297
Interest rate contracts	Unrealized appreciation on swap agreements	4,340,163		Unrealized depreciation on swap agreements	4,150,476

Total		$15,537,415			$10,803,539

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(2,340,488)	$(2,340,488)
Foreign exchange contracts	—	—	—	(1,490,762)	—	(1,490,762)
Interest rate contracts	171,569	85,176	3,646,203	—	(312,645)	3,590,303

Total	$171,569	$85,176	$3,646,203	$(1,490,762)	$(2,653,133)	$(240,947)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Option Purchased*	Futures	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$192,450	$192,450
Foreign exchange contracts	—	—	(1,716,142)	—	(1,716,142)
Interest rate contracts	(7,762)	5,998,772	—	4,907,863	10,898,873

Total	$(7,762)	$5,998,772	$(1,716,142)	$5,100,313	$9,375,181

*	Included in net unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

**	Included in net unrealized appreciation (depreciation) on foreign currency transactions in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premium)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$652,074	$46,135	$350,051,297	$60,092,906	$239,248,954	$191,614,532

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))
$505,904	$249,416	$50,225	$91,266

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$217,486	$(217,486)	$—	$—
Barclays Capital Group	681,664	(681,664)	—	—
BNP Paribas	217,621	(48,483)	—	169,138
Citigroup Global Markets	3,330,200	(1,751,706)	(1,747,024)	—
Credit Suisse First Boston Corp.	846,342	(627,390)	(628,113)	—
Deutsche Bank AG	4,159,790	(1,881,975)	(2,865,765)	—
Goldman Sachs & Co.	430,227	(430,227)	—	—
Hong Kong & Shanghai Bank	1,157,174	(637,988)	(515,022)	4,164
JPMorgan Chase	635,437	(623,169)	—	12,268
Morgan Stanley	2,501	(2,501)	—	—
Societe Generale	1,623	—	—	1,623
Toronto Dominion	259,306	(19,431)	—	239,875
UBS AG	214,663	(173,947)	—	40,716

	$12,154,034

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(821,728)	$217,486	$521,758	$(82,484)
Barclays Capital Group	(2,625,108)	681,664	1,801,945	(141,499)
BNP Paribas	(48,483)	48,483	—	—
Citigroup Global Markets	(1,751,706)	1,751,706	—	—
Credit Suisse First Boston Corp.	(627,390)	627,390	—	—
Deutsche Bank AG	(1,881,975)	1,881,975	—	—
Goldman Sachs & Co.	(542,425)	430,227	—	(112,198)
Hong Kong & Shanghai Bank	(637,988)	637,988	—	—
JPMorgan Chase	(623,169)	623,169	—	—
Morgan Stanley	(28,682)	2,501	—	(26,181)
Societe Generale	—	—	—	—
Toronto Dominion	(19,431)	19,431	—	—
UBS AG	(173,947)	173,947	—	—

	$(9,782,032)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $50,931,115:
Unaffiliated investments (cost $900,369,097)	$962,836,462
Affiliated investments (cost $166,881,545)	162,422,415
Cash	267,157
Foreign currency, at value (cost $890,439)	896,226
Receivable for investments sold	11,795,537
Dividends and interest receivable	10,074,685
Unrealized appreciation on over-the-counter swap agreements	6,001,964
Premium paid for swap agreements	2,919,929
Unrealized appreciation on forward foreign currency exchange contracts	2,308,034
Due from broker-variation margin	229,050
Receivable for Series shares sold	55,217
Tax reclaim receivable	2,465
Prepaid expenses	1,683

Total Assets	1,159,810,824

LIABILITIES
Payable to broker for collateral for securities on loan	52,226,183
Payable for investments purchased	14,322,324
Unrealized depreciation on over-the-counter swap agreements	6,726,995
Unrealized depreciation on forward foreign currency exchange contracts	2,983,740
Management fee payable	354,813
Payable for Series shares repurchased	302,871
Accrued expenses	215,215
Premium received for swap agreements	71,297
Deferred trustees’ fees	2,423
Affiliated transfer agent fee payable	926

Total Liabilities	77,206,787

NET ASSETS	$1,082,604,037

Net assets were comprised of:
Paid-in capital	$998,444,628
Retained earnings	84,159,409

Net assets, June 30, 2014	$1,082,604,037

Net asset value and redemption price per share $1,082,604,037 / 94,263,952 outstanding shares of beneficial interest	$11.48

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
Income
Interest income (net of foreign withholding taxes of $23,276)	$22,981,133
Affiliated dividend income	659,001
Unaffiliated dividend income	44,297
Affiliated income from securities loaned, net	43,968

Total income	23,728,399

EXPENSES
Management fee	2,192,035
Custodian’s fees and expenses	136,000
Shareholders’ reports	54,000
Audit fee	21,000
Insurance expenses	10,000
Trustees’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Interest expense	3,917
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	7,691

Total expenses	2,448,643

NET INVESTMENT INCOME	21,279,756

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,540,294
Futures transactions	3,646,203
Options written transactions	85,176
Swap agreements transactions	(2,653,133)
Foreign currency transactions	(1,210,365)

4,408,175

Net change in unrealized appreciation (depreciation) on:
Investments	24,606,217
Futures	5,998,772
Swap agreements	5,100,313
Foreign currencies	(1,674,807)

34,030,495

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	38,438,670

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,718,426

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,279,756	$51,213,022
Net realized gain (loss) on investment and foreign currency transactions	4,408,175	(9,582,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,030,495	(51,666,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,718,426	(10,035,279)

DISTRIBUTIONS	(11,827,554)	(84,677,590)

SERIES SHARE TRANSACTIONS
Series shares sold [970,371 and 2,523,548 shares, respectively]	10,917,714	29,114,479
Series shares issued in reinvestment of distributions [1,060,767 and 7,523,922 shares, respectively]	11,827,554	84,677,590
Series shares repurchased [16,541,189 and 11,154,465 shares, respectively]	(185,538,182)	(127,474,174)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(162,792,914)	(13,682,105)

TOTAL DECREASE	(114,902,042)	(108,394,974)
NET ASSETS:
Beginning of period	1,197,506,079	1,305,901,053

End of period	$1,082,604,037	$1,197,506,079

SEE NOTES TO FINANCIAL STATEMENTS.

A59

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Boeing Co. (The)	526,863	$67,032,779
Precision Castparts Corp.	145,404	36,699,970

		103,732,749

Airlines — 1.7%
American Airlines Group, Inc.*	714,258	30,684,523
United Continental Holdings, Inc.*	967,039	39,716,292

		70,400,815

Auto Components — 1.0%
Lear Corp.	471,815	42,142,516

Automobiles — 1.9%
General Motors Co.	1,175,797	42,681,431
Tesla Motors, Inc.*(a)	144,758	34,750,606

		77,432,037

Banks — 5.1%
Citigroup, Inc.	975,066	45,925,609
JPMorgan Chase & Co.	869,336	50,091,140
PNC Financial Services Group, Inc.	515,210	45,879,451
Wells Fargo & Co.	1,202,108	63,182,796

		205,078,996

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	221,703	34,641,094
Biogen Idec, Inc.*	249,297	78,605,837
Celgene Corp.*	490,470	42,121,563
Gilead Sciences, Inc.*(a)	480,604	39,846,878

		195,215,372

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	272,657	45,653,688
Morgan Stanley	2,882,367	93,186,925

		138,840,613

Chemicals — 1.3%
Monsanto Co.	430,456	53,695,081

Communications Equipment — 0.8%
JDS Uniphase Corp.*	2,528,247	31,527,240

Consumer Finance — 1.5%
Capital One Financial Corp.	465,073	38,415,030
SLM Corp.	2,885,940	23,982,161

		62,397,191

Diversified Financial Services — 0.7%
Voya Financial, Inc.	811,451	29,488,129

Diversified Telecommunication Services — 1.0%
CenturyLink, Inc.	1,059,204	38,343,185

Electronic Equipment, Instruments & Components — 1.6%
Flextronics International Ltd.*	5,682,934	62,910,079

Energy Equipment & Services — 3.1%
Halliburton Co.	769,691	54,655,758
Schlumberger Ltd.	609,809	71,926,972

		126,582,730

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	352,567	40,601,616

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	90,796	$3,507,449

		44,109,065

Food Products — 2.3%
Bunge Ltd.	566,789	42,871,920
Mondelez International, Inc. (Class A Stock)	1,310,366	49,282,865

		92,154,785

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.*	642,885	44,571,217

Health Care Technology
Castlight Health, Inc. (Class B Stock)*(a)	24,383	370,622

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	1,299,299	48,918,607
Dunkin’ Brands Group, Inc.(a)	596,582	27,329,422
Starbucks Corp.	543,281	42,039,084

		118,287,113

Independent Power & Renewable Electricity Producers — 1.1%
NRG Energy, Inc.	1,172,754	43,626,449

Industrial Conglomerates — 0.7%
Siemens AG, ADR (Germany)	214,034	28,293,154

Insurance — 1.7%
MetLife, Inc.	855,760	47,546,025
XL Group PLC (Ireland)	654,938	21,436,121

		68,982,146

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.*	199,835	64,902,411
Coupons.com, Inc.*(a)	21,734	571,822
Priceline Group, Inc. (The)*	48,708	58,595,724

		124,069,957

Internet Software & Services — 6.1%
Facebook, Inc. (Class A Stock)*	1,305,020	87,814,796
Google, Inc. (Class A Stock)*	88,886	51,968,977
Google, Inc. (Class C Stock)*	88,886	51,134,338
LinkedIn Corp. (Class A Stock)*	208,127	35,687,537
Twitter Inc*	465,895	19,087,718

		245,693,366

IT Services — 3.2%
FleetCor Technologies, Inc.*	267,564	35,264,935
MasterCard, Inc. (Class A Stock)	1,278,773	93,951,453

		129,216,388

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*(a)	251,083	44,828,359

Machinery — 2.2%
Caterpillar, Inc.	378,167	41,095,408
SPX Corp.	429,182	46,441,784

		87,537,192

Media — 4.0%
Comcast Corp. (Class A Stock)	852,659	45,770,735
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,174,556	49,695,464

SEE NOTES TO FINANCIAL STATEMENTS.

A60

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Walt Disney Co. (The)	756,470	$64,859,738

		160,325,937

Metals & Mining — 1.3%
Goldcorp, Inc. (Canada)	1,871,346	52,229,267

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	469,506	51,396,822
Denbury Resources, Inc.(a)	2,402,730	44,354,396
Marathon Oil Corp.	1,177,401	47,001,848
Marathon Petroleum Corp.	389,948	30,443,240
Noble Energy, Inc.	666,719	51,644,053
Occidental Petroleum Corp.	410,422	42,121,610
Southwestern Energy Co.*	424,294	19,301,134
Suncor Energy, Inc. (Canada)	1,247,094	53,177,243

		339,440,346

Personal Products — 0.8%
Avon Products, Inc.	2,311,950	33,777,590

Pharmaceuticals — 6.7%
Actavis PLC*(a)	188,934	42,141,729
Allergan, Inc.	166,052	28,099,319
Bayer AG (Germany), ADR	310,713	43,894,426
Bristol-Myers Squibb Co.	638,512	30,974,217
Merck & Co., Inc.	516,247	29,864,889
Novo Nordisk A/S (Denmark), ADR	1,149,686	53,103,996
Teva Pharmaceutical Industries Ltd. (Israel), ADR	814,231	42,681,989

		270,760,565

Road & Rail — 2.8%
Canadian Pacific Railway Ltd. (Canada)	334,217	60,540,067
Hertz Global Holdings, Inc.*	1,823,933	51,124,842

		111,664,909

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	3,242,154	73,110,573

Software — 4.3%
FireEye, Inc.*(a)	271,069	10,991,848
Red Hat, Inc.*	540,496	29,873,214
salesforce.com, inc.*(a)	828,789	48,136,065
Splunk, Inc.*	415,513	22,990,334
VMware, Inc. (Class A Stock)*(a)	408,921	39,587,642
Workday, Inc. (Class A Stock)*(a)	258,489	23,227,822

		174,806,925

Specialty Retail — 2.6%
Inditex SA (Spain), ADR	1,663,293	51,345,855
TJX Cos., Inc. (The)	980,937	52,136,802

		103,482,657

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	1,130,283	105,037,199
EMC Corp.	1,107,561	29,173,157

		134,210,356

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 3.3%
Burberry Group PLC (United Kingdom)	829,444	$21,052,040
Michael Kors Holdings Ltd.*	618,663	54,844,475
NIKE, Inc. (Class B Stock)	763,251	59,190,115

		135,086,630

Wireless Telecommunication Services — 1.1%
SBA Communications Corp. (Class A Stock)*	424,823	43,459,393

TOTAL LONG-TERM INVESTMENTS (cost $2,595,501,481)		3,941,881,694

SHORT-TERM INVESTMENT — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $303,678,693; includes $220,047,392 of cash collateral for securities on loan) (Note 4)(b)(c)	303,678,693	303,678,693

TOTAL INVESTMENTS — 105.0% (cost $2,899,180,174)		4,245,560,387
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(200,360,967)

NET ASSETS — 100.0%		$4,045,199,420

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $216,996,005; cash collateral of $220,047,392 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$103,732,749	$—	$—
Airlines	70,400,815	—	—
Auto Components	42,142,516	—	—
Automobiles	77,432,037	—	—
Banks	205,078,996	—	—
Biotechnology	195,215,372	—	—
Capital Markets	138,840,613	—	—
Chemicals	53,695,081	—	—
Communications Equipment	31,527,240	—	—
Consumer Finance	62,397,191	—	—
Diversified Financial Services	29,488,129	—	—
Diversified Telecommunication Services	38,343,185	—	—
Electronic Equipment, Instruments & Components	62,910,079	—	—
Energy Equipment & Services	126,582,730	—	—
Food & Staples Retailing	44,109,065	—	—
Food Products	92,154,785	—	—
Health Care Providers & Services	44,571,217	—	—
Health Care Technology	370,622	—	—

	Level 1	Level 2	Level 3
Hotels, Restaurants & Leisure	$118,287,113	$—	$—
Independent Power & Renewable Electricity Producers	43,626,449	—	—
Industrial Conglomerates	28,293,154	—	—
Insurance	68,982,146	—	—
Internet & Catalog Retail	124,069,957	—	—
Internet Software & Services	245,693,366	—	—
IT Services	129,216,388	—	—
Life Sciences Tools & Services	44,828,359	—	—
Machinery	87,537,192	—	—
Media	160,325,937	—	—
Metals & Mining	52,229,267	—	—
Oil, Gas & Consumable Fuels	339,440,346	—	—
Personal Products	33,777,590	—	—
Pharmaceuticals	270,760,565	—	—
Road & Rail	111,664,909	—	—
Semiconductors & Semiconductor Equipment	73,110,573	—	—
Software	174,806,925	—	—
Specialty Retail	103,482,657	—	—
Technology Hardware, Storage & Peripherals	134,210,356	—	—
Textiles, Apparel & Luxury Goods	114,034,590	21,052,040	—
Wireless Telecommunication Services	43,459,393	—	—
Affiliated Money Market Mutual Fund	303,678,693	—	—

Total	$4,224,508,347	$21,052,040	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A62

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	8.4%
Affiliated Money Market Mutual Fund (including 5.4% of collateral for securities on loan)	7.5
Pharmaceuticals	6.7
Internet Software & Services	6.1
Banks	5.1
Biotechnology	4.8
Software	4.3
Media	4.0
Capital Markets	3.4
Technology Hardware, Storage & Peripherals	3.3
Textiles, Apparel & Luxury Goods	3.3
IT Services	3.2
Energy Equipment & Services	3.1
Internet & Catalog Retail	3.1
Hotels, Restaurants & Leisure	2.9
Road & Rail	2.8
Aerospace & Defense	2.6
Specialty Retail	2.6
Food Products	2.3
Machinery	2.2
Automobiles	1.9

Semiconductors & Semiconductor Equipment	1.8%
Airlines	1.7
Insurance	1.7
Electronic Equipment, Instruments & Components	1.6
Consumer Finance	1.5
Chemicals	1.3
Metals & Mining	1.3
Food & Staples Retailing	1.1
Health Care Providers & Services	1.1
Independent Power & Renewable Electricity Producers	1.1
Life Sciences Tools & Services	1.1
Wireless Telecommunication Services	1.1
Auto Components	1.0
Diversified Telecommunication Services	1.0
Communications Equipment	0.8
Personal Products	0.8
Diversified Financial Services	0.7
Industrial Conglomerates	0.7

105.0
Liabilities in excess of other assets	(5.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A63

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $216,996,005:
Unaffiliated investments (cost $2,595,501,481)	$3,941,881,694
Affiliated investments (cost $303,678,693)	303,678,693
Foreign currency, at value (cost $66,728)	67,202
Receivable for investments sold	24,963,303
Dividends receivable	2,048,395
Tax reclaim receivable	1,812,045
Receivable for Series shares sold	1,837
Prepaid expenses	4,338

Total Assets	4,274,457,507

LIABILITIES
Payable to broker for collateral for securities on loan	220,047,392
Payable for investments purchased	6,722,560
Management fee payable	1,482,658
Payable for Series shares reacquired	681,282
Accrued expenses	322,098
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	697
Distribution fee payable	474

Total Liabilities	229,258,087

NET ASSETS	$4,045,199,420

Net assets were comprised of:
Paid-in capital	$2,277,643,430
Retained earnings	1,767,555,990

Net assets, June 30, 2014	$4,045,199,420

Class I:
Net asset value and redemption price per share $4,042,885,843 / 107,489,478 outstanding shares of beneficial interest	$37.61

Class II:
Net asset value and redemption price per share $2,313,577 / 61,223 outstanding shares of beneficial interest	$37.79

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of $763,368 foreign withholding tax)	$16,004,951
Affiliated income from securities lending, net	435,457
Affiliated dividend income	51,072

Total income	16,491,480

EXPENSES
Management fee	8,807,682
Distribution fee—Class II	3,047
Administration fee—Class II	1,828
Custodian’s fees and expenses	228,000
Reports to shareholders	115,000
Insurance fees	25,000
Trustees’ fees	22,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	15,626

Total expenses	9,244,183

NET INVESTMENT INCOME	7,247,297

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	126,951,554
Foreign currency transactions	(18,993)

126,932,561

Net change in unrealized appreciation (depreciation) on:
Investments	61,105,301
Foreign currencies	5,453

61,110,754

NET GAIN ON INVESTMENT TRANSACTIONS	188,043,315

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,290,612

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,247,297	$30,516,315
Net realized gain on investment and foreign currency transactions	126,932,561	417,610,720
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,110,754	579,405,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	195,290,612	1,027,533,027

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	6,303,214	15,823,185
Series shares repurchased	(129,638,902)	(238,940,216)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(123,335,688)	(223,117,031)

TOTAL INCREASE	71,954,924	804,415,996
NET ASSETS:
Beginning of period	3,973,244,496	3,168,828,500

End of period	$4,045,199,420	$3,973,244,496

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 89.6%
COMMON STOCKS — 65.8%	Shares	Value (Note 2)
Aerospace & Defense — 1.9%
Hexcel Corp.*	108,000	$4,417,200
Huntington Ingalls Industries, Inc.	22,000	2,080,980
L-3 Communications Holdings, Inc.	31,400	3,791,550
Lockheed Martin Corp.	95,300	15,317,569
Northrop Grumman Corp.	178,900	21,401,807
Raytheon Co.	142,700	13,164,075
Thales SA (France)	10,762	650,718
United Technologies Corp.	115,700	13,357,565
Zodiac Aerospace (France)	11,221	379,914

		74,561,378

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	29,810	1,075,989
FedEx Corp.	8,500	1,286,730
United Parcel Service, Inc. (Class B Stock)	89,100	9,147,006

		11,509,725

Airlines — 0.3%
Alaska Air Group, Inc.	27,400	2,604,370
Copa Holdings SA (Panama) (Class A Stock)	14,100	2,010,237
Delta Air Lines, Inc.	86,700	3,357,024
Deutsche Lufthansa AG (Germany)	28,961	621,707
easyJet PLC (United Kingdom)	32,099	749,594
International Consolidated Airlines Group SA (United Kingdom)*	10,892	69,116
Singapore Airlines Ltd. (Singapore)	6,000	49,932
Southwest Airlines Co.	125,100	3,360,186

		12,822,166

Auto Components — 0.3%
Bridgestone Corp. (Japan)	6,800	238,160
Continental AG (Germany)	1,515	350,284
Gentex Corp.	25,200	733,068
Johnson Controls, Inc.	203,200	10,145,776
Koito Manufacturing Co. Ltd. (Japan)	1,000	25,626
NGK Spark Plug Co. Ltd. (Japan)	2,000	56,468
NOK Corp. (Japan)	1,000	20,107
Sumitomo Rubber Industries Ltd. (Japan)	1,800	26,016
Toyota Industries Corp. (Japan)	6,600	341,024
Valeo SA (France)	6,990	937,881

		12,874,410

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	9,105	1,152,964
Daimler AG (Germany)	18,334	1,712,663
Fiat SpA (Italy)*	9,150	90,215
Fuji Heavy Industries Ltd. (Japan)	32,900	912,276
Nissan Motor Co. Ltd. (Japan)	21,600	204,540
Peugeot SA (France)*	40,465	598,706
Renault SA (France)	2,459	222,281
Suzuki Motor Corp. (Japan)	3,700	116,075

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Thor Industries, Inc.	60,600	$3,446,322
Toyota Motor Corp. (Japan)	16,200	969,936
Volkswagen AG (Germany)	301	77,631

		9,503,609

Banks — 3.9%
Aozora Bank Ltd. (Japan)	11,000	36,166
Australia & New Zealand Banking Group Ltd. (Australia)	52,409	1,647,978
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,156	65,715
Banco Santander SA (Spain)	94,088	983,150
Bank Hapoalim BM (Israel)	130,391	753,136
Bank of America Corp.	1,100,982	16,922,093
Bank of Queensland Ltd. (Australia)	3,705	42,578
Bank of Yokohama Ltd. (The) (Japan)	12,000	69,108
BNP Paribas SA (France)	667	45,328
Citigroup, Inc.	474,450	22,346,595
Commonwealth Bank of Australia (Australia)	26,172	1,996,093
Credit Agricole SA (France)	57,049	805,467
DBS Group Holdings Ltd. (Singapore)	18,000	242,094
DNB ASA (Norway)	49,292	900,628
First Niagara Financial Group, Inc.	448,200	3,917,268
Fukuoka Financial Group, Inc. (Japan)	8,000	38,641
Fulton Financial Corp.	106,200	1,315,818
Hachijuni Bank Ltd. (The) (Japan)	4,000	24,769
Hang Seng Bank Ltd. (Hong Kong)	7,900	129,003
HSBC Holdings PLC (United Kingdom)	195,456	1,982,906
Intesa Sanpaolo SpA (Italy)	9,506	25,249
Iyo Bank Ltd. (The) (Japan)	2,700	27,310
JPMorgan Chase & Co.	347,194	20,005,318
KeyCorp	740,700	10,614,231
Lloyds Banking Group PLC (United Kingdom)*	53,740	68,307
Mitsubishi UFJ Financial Group, Inc. (Japan)	255,600	1,569,056
Mizuho Financial Group, Inc. (Japan)	593,100	1,219,120
National Australia Bank Ltd. (Australia)	2,130	65,836
Natixis (France)	54,295	348,460
Nordea Bank AB (Sweden)	31,773	447,934
Oversea-Chinese Banking Corp. Ltd. (Singapore)	50,138	384,565
PNC Financial Services Group, Inc.	85,000	7,569,250
Popular, Inc. (Puerto Rico)*(a)	58,800	2,009,784
Regions Financial Corp.	311,600	3,309,192
Resona Holdings, Inc. (Japan)	91,200	531,453

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	71,742	$957,595
Sumitomo Mitsui Financial Group, Inc. (Japan)	13,700	574,810
SunTrust Banks, Inc.	39,200	1,570,352
Svenska Handelsbanken AB (Sweden) (Class A Stock)	19,910	973,590
Swedbank AB (Sweden) (Class A Stock)	10,582	280,287
Wells Fargo & Co.	842,812	44,298,199
Westpac Banking Corp. (Australia)	53,719	1,718,266
Yamaguchi Financial Group, Inc. (Japan)	2,000	21,092

		152,853,790

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	8,400	965,163
Asahi Group Holdings Ltd. (Japan)	4,000	125,612
Carlsberg A/S (Denmark) (Class B Stock)	1,092	117,613
Coca-Cola Co. (The)	90,100	3,816,636
Coca-Cola Enterprises, Inc.	291,100	13,908,758
Diageo PLC (United Kingdom)	22,432	714,435
Heineken NV (Netherlands)	345	24,764
Kirin Holdings Co. Ltd. (Japan)	4,000	57,755
Monster Beverage Corp.*	164,300	11,670,229
PepsiCo, Inc.	394,920	35,282,153
SABMiller PLC (United Kingdom)	260	15,068

		66,698,186

Biotechnology — 2.0%
Actelion Ltd. (Switzerland)	1,110	140,492
Alexion Pharmaceuticals, Inc.*	91,200	14,250,000
Amgen, Inc.	120,308	14,240,858
Biogen Idec, Inc.*	84,700	26,706,757
Celgene Corp.*	23,000	1,975,240
Gilead Sciences, Inc.*(a)	245,900	20,387,569

		77,700,916

Building Products — 0.1%
A.O. Smith Corp.	46,700	2,315,386
Daikin Industries Ltd. (Japan)	6,700	422,856
Geberit AG (Switzerland)	2,522	884,702
LIXIL Group Corp. (Japan)	2,600	70,371

		3,693,315

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	115,551	794,120
Affiliated Managers Group, Inc.*	9,800	2,012,920
Ameriprise Financial, Inc.	28,900	3,468,000
BlackRock, Inc.	50,100	16,011,960
Daiwa Securities Group, Inc. (Japan)	17,000	147,293
Franklin Resources, Inc.	132,000	7,634,880
Goldman Sachs Group, Inc. (The)	151,500	25,367,160

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Macquarie Group Ltd. (Australia)	5,738	$322,785
Raymond James Financial, Inc.	43,800	2,221,974
Schroders PLC (United Kingdom)	16,774	718,796
SEI Investments Co.	7,800	255,606
T. Rowe Price Group, Inc.	103,200	8,711,112
UBS AG (Switzerland)	2,112	38,723
Waddell & Reed Financial, Inc. (Class A Stock)	51,500	3,223,385

		70,928,714

Chemicals — 1.4%
Air Water, Inc. (Japan)	2,000	32,014
Asahi Kasei Corp. (Japan)	13,000	99,522
BASF SE (Germany)	10,001	1,163,353
Cytec Industries, Inc.	10,900	1,149,078
Daicel Corp. (Japan)	87,000	831,831
Dow Chemical Co. (The)	308,500	15,875,410
Eastman Chemical Co.	32,700	2,856,345
Hitachi Chemical Co. Ltd. (Japan)	12,300	203,643
International Flavors & Fragrances, Inc.	36,100	3,764,508
K+S AG (Germany)	23,727	779,157
Kaneka Corp. (Japan)	3,000	18,783
Kuraray Co. Ltd. (Japan)	3,600	45,660
LyondellBasell Industries NV (Netherlands) (Class A Stock)	151,900	14,833,035
Nippon Paint Co. Ltd. (Japan)	2,000	42,347
Nitto Denko Corp. (Japan)	1,600	74,946
PPG Industries, Inc.	9,000	1,891,350
Sika AG (Switzerland)	22	89,883
Westlake Chemical Corp.	118,600	9,933,936
Yara International ASA (Norway)	18,067	905,139

		54,589,940

Commercial Services & Supplies
Babcock International Group PLC (United Kingdom)	3,735	74,240
Dai Nippon Printing Co. Ltd. (Japan)	6,000	62,688
Toppan Printing Co. Ltd. (Japan)	6,000	46,393

		183,321

Communications Equipment — 1.6%
Cisco Systems, Inc.	953,900	23,704,415
Harris Corp.	32,700	2,477,025
QUALCOMM, Inc.	430,600	34,103,520

		60,284,960

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	20,089	919,478
Hochtief AG (Germany)	245	21,204
Leighton Holdings Ltd. (Australia)(a)	22,955	426,218
Quanta Services, Inc.*	123,400	4,267,172
Taisei Corp. (Japan)	11,000	60,964
Vinci SA (France)	14,597	1,091,254

		6,786,290

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials
Taiheiyo Cement Corp. (Japan)	12,000	$48,384

Consumer Finance — 0.5%
Capital One Financial Corp.(a)	60,100	4,964,260
Discover Financial Services	251,100	15,563,178

		20,527,438

Containers & Packaging
Toyo Seikan Group Holdings Ltd. (Japan)	10,100	155,268

Diversified Consumer Services
Apollo Education Group, Inc.*	32,200	1,006,250

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	177,100	22,413,776
CBOE Holdings, Inc.	49,600	2,440,816
Industrivarden AB (Sweden) (Class C Stock)	36,939	729,188
Interactive Brokers Group, Inc. (Class A Stock)	20,500	477,445
Investor AB (Sweden) (Class B Stock)	25,544	957,164
McGraw-Hill Financial, Inc.	19,800	1,643,994
ORIX Corp. (Japan)	13,200	218,867

		28,881,250

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(a)	476,047	16,833,022
BT Group PLC (United Kingdom)	188,261	1,237,069
Nippon Telegraph & Telephone Corp. (Japan)	16,900	1,053,341
Orange SA (France)	19,779	312,950
Portugal Telecom SGPS SA (Portugal)	6,591	24,177
Telecom Italia SpA (Italy)	791,216	782,658
Telefonica SA (Spain)	43,540	747,488
Telekom Austria AG (Austria)	7,232	70,738
Telstra Corp. Ltd. (Australia)	45,244	222,274
Verizon Communications, Inc.	499,088	24,420,376

		45,704,093

Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,500	2,425,995
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,000	41,449
Chubu Electric Power Co., Inc. (Japan)*	6,300	78,243
Chugoku Electric Power Co., Inc. (The) (Japan)	3,000	40,880
Contact Energy Ltd. (New Zealand)	3,837	17,821
Duke Energy Corp.(a)	268,500	19,920,015
EDP-Energias de Portugal SA (Portugal)	116,565	584,878
Electricite de France (France)	2,447	77,051
Enel SpA (Italy)	48,368	281,339
Entergy Corp.	89,200	7,322,428
Exelon Corp.	109,100	3,979,968

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Fortum OYJ (Finland)	34,195	$918,203
Hokuriku Electric Power Co. (Japan)	1,700	22,537
Iberdrola SA (Spain)	15,485	118,453
Kansai Electric Power Co., Inc. (The) (Japan)*	7,000	65,983
Kyushu Electric Power Co., Inc. (Japan)*	4,400	49,535
PPL Corp.	75,700	2,689,621
Red Electrica Corp. SA (Spain)	1,128	103,113
Shikoku Electric Power Co., Inc. (Japan)*	1,800	25,099
SSE PLC (United Kingdom)	10,001	267,916
Tohoku Electric Power Co., Inc. (Japan)	4,600	53,835
Tokyo Electric Power Co., Inc. (Japan)*	14,900	61,933

		39,146,295

Electrical Equipment — 0.6%
AMETEK, Inc.	103,600	5,416,208
Emerson Electric Co.	240,300	15,946,308
EnerSys, Inc.	29,900	2,056,821
Fuji Electric Co. Ltd. (Japan)	6,000	28,470
Mitsubishi Electric Corp. (Japan)	26,000	321,171
Schneider Electric SE (France)	2,746	258,930

		24,027,908

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	37,200	2,247,252
Citizen Holdings Co. Ltd. (Japan)	2,700	21,203
FUJIFILM Holdings Corp. (Japan)	32,600	909,886
Hirose Electric Co. Ltd. (Japan)	300	44,599
Hitachi High-Technologies Corp. (Japan)	600	14,286
Hoya Corp. (Japan)	4,400	146,290
Ibiden Co. Ltd. (Japan)	1,200	24,210
Ingram Micro, Inc. (Class A Stock)*	119,300	3,484,753
Murata Manufacturing Co. Ltd. (Japan)	2,000	187,561
Nippon Electric Glass Co. Ltd. (Japan)	4,000	23,311
Omron Corp. (Japan)	2,100	88,556

		7,191,907

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	258,600	19,252,770
Helmerich & Payne, Inc.	68,400	7,941,924
RPC, Inc.	84,600	1,987,254
Schlumberger Ltd.	185,700	21,903,315
Transocean Ltd.	3,652	164,078

		51,249,341

Food & Staples Retailing — 1.4%
Carrefour SA (France)	6,394	235,774
Casino Guichard Perrachon SA (France)	6,608	876,090

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
CVS Caremark Corp.	87,800	$6,617,486
Delhaize Group SA (Belgium)	1,068	72,269
Distribuidora Internacional de Alimentacion SA (Spain)	6,445	59,321
J. Sainsbury PLC (United Kingdom)	143,819	776,324
Koninklijke Ahold NV (Netherlands)	45,084	845,375
Kroger Co. (The)	356,700	17,631,681
Lawson, Inc. (Japan)	700	52,540
Wal-Mart Stores, Inc.	349,200	26,214,444
Wesfarmers Ltd. (Australia)	4,957	195,610
WM Morrison Supermarkets PLC (United Kingdom)	38,870	121,906
Woolworths Ltd. (Australia)	12,973	430,789

		54,129,609

Food Products — 0.9%
Archer-Daniels-Midland Co.	138,100	6,091,591
Bunge Ltd.	31,700	2,397,788
Cal-Maine Foods, Inc.	5,900	438,488
Golden Agri-Resources Ltd. (Singapore)	1,513,000	674,780
Kellogg Co.	18,800	1,235,160
Lindt & Spruengli AG (Switzerland)	1	61,773
Nestle SA (Switzerland)	26,358	2,042,401
Nippon Meat Packers, Inc. (Japan)	32,000	624,774
Sanderson Farms, Inc.(a)	29,200	2,838,240
Tyson Foods, Inc. (Class A Stock)	357,400	13,416,796
Unilever NV (Netherlands)	31,748	1,389,708
Unilever PLC (United Kingdom)	30,328	1,374,746
Wilmar International Ltd. (Singapore)	294,000	752,598

		33,338,843

Gas Utilities — 0.3%
AGL Resources, Inc.	184,300	10,142,029
Enagas SA (Spain)	1,942	62,511
Gas Natural SDG SA (Spain)	3,625	114,525
Snam SpA (Italy)	20,358	122,615

		10,441,680

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	578,500	23,660,650
Becton, Dickinson and Co.	65,400	7,736,820
Boston Scientific Corp.*	282,900	3,612,633
C.R. Bard, Inc.(a)	37,200	5,319,972
Coloplast A/S (Denmark) (Class B Stock)	10,149	918,334
Smith & Nephew PLC (United Kingdom)	9,198	162,785
St. Jude Medical, Inc.	30,400	2,105,200

		43,516,394

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 1.2%
Aetna, Inc.	79,700	$6,462,076
Alfresa Holdings Corp. (Japan)	2,000	128,945
Cigna Corp.	140,500	12,921,785
Express Scripts Holding Co.*	223,800	15,516,054
Fresenius Medical Care AG & Co. KGaA (Germany)	941	63,312
Fresenius SE & Co. KGaA (Germany)	2,806	418,474
Health Net, Inc.*	17,300	718,642
Medipal Holdings Corp. (Japan)	50,700	718,815
Ramsay Health Care Ltd. (Australia)	1,336	57,383
Sonic Healthcare Ltd. (Australia)	3,921	64,141
Suzuken Co. Ltd. (Japan)	700	26,076
WellPoint, Inc.	100,200	10,782,522

		47,878,225

Health Care Technology — 0.2%
Cerner Corp.*(a)	125,700	6,483,606

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	1,643	85,396
DineEquity, Inc.	5,000	397,450
Jack in the Box, Inc.	34,600	2,070,464
Marriott Vacations Worldwide Corp.*	38,500	2,257,255
McDonald’s Corp.	226,100	22,777,314
Oriental Land Co. Ltd. (Japan)	500	85,693
Sands China Ltd. (Hong Kong)	26,000	196,240
TUI Travel PLC (United Kingdom)	96,749	658,611
Whitbread PLC (United Kingdom)	1,821	137,377
Wyndham Worldwide Corp.	183,200	13,871,904
Yum! Brands, Inc.	154,700	12,561,640

		55,099,344

Household Durables — 0.1%
Electrolux AB (Sweden)	2,490	62,839
Iida Group Holdings Co. Ltd. (Japan)	1,500	22,798
Panasonic Corp. (Japan)	91,800	1,112,805
Persimmon PLC (United Kingdom)	16,344	355,965
Persimmon PLC – B/C Share (United Kingdom)*	16,344	19,580
Sekisui Chemical Co. Ltd. (Japan)	55,000	637,649
Sekisui House Ltd. (Japan)	5,100	69,985
Sony Corp. (Japan)	11,000	183,815

		2,465,436

Household Products — 1.0%
Colgate-Palmolive Co.	7,600	518,168
Henkel AG & Co. KGaA (Germany)	8,280	832,684
Kimberly-Clark Corp.	156,900	17,450,418
Procter & Gamble Co. (The)	258,305	20,300,190
Reckitt Benckiser Group PLC (United Kingdom)	1,613	140,645

		39,242,105

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	792,900	$12,329,595
Electric Power Development Co. Ltd. (Japan)	1,200	38,941

		12,368,536

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	33,300	2,884,446
General Electric Co.	2,046,700	53,787,276
Hopewell Holdings Ltd. (Hong Kong)	84,000	292,655
Hutchison Whampoa Ltd. (Hong Kong)	75,000	1,025,742
NWS Holdings Ltd. (Bermuda)	236,000	437,872
Siemens AG (Germany)	1,997	263,672

		58,691,663

Insurance — 1.7%
Aegon NV (Netherlands)	18,817	164,149
Aflac, Inc.	289,000	17,990,250
Ageas (Belgium)	2,315	92,325
Allianz SE (Germany)	1,830	305,452
American Financial Group, Inc.	89,000	5,300,840
AXA SA (France)	25,333	605,290
Baloise Holding AG (Switzerland)	1,508	177,563
Genworth Financial, Inc. (Class A Stock)*	144,200	2,509,080
Insurance Australia Group Ltd. (Australia)	152,103	837,777
Legal & General Group PLC (United Kingdom)	61,395	236,523
Muenchener Rueckversicherungs AG (Germany)	5,020	1,111,671
PartnerRe Ltd.	124,100	13,552,961
Prudential PLC (United Kingdom)	55,863	1,279,896
Sampo OYJ (Finland) (Class A Stock)	18,392	929,760
Swiss Life Holding AG (Switzerland)	3,295	781,053
Swiss Re AG (Switzerland)	11,684	1,038,909
Travelers Cos., Inc. (The)	156,500	14,721,955
UnipolSai SpA (Italy)	228,241	733,203
Unum Group	121,600	4,226,816
Zurich Insurance Group AG (Switzerland)	433	130,414

		66,725,887

Internet & Catalog Retail — 0.4%
HSN, Inc.	7,100	420,604
Liberty Ventures*	27,400	2,022,120
Priceline Group, Inc. (The)*	6,800	8,180,400
TripAdvisor, Inc.*(a)	35,400	3,846,564

		14,469,688

Internet Software & Services — 2.5%
eBay, Inc.*	73,200	3,664,392
Facebook, Inc. (Class A Stock)*	475,400	31,989,666
Google, Inc. (Class A Stock)*	54,500	31,864,515
Google, Inc. (Class C Stock)*	48,700	28,016,136

		95,534,709

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 1.7%
Amadeus IT Holding SA (Spain) (Class A Stock)	18,616	$767,413
Broadridge Financial Solutions, Inc.	49,200	2,048,688
Cap Gemini SA (France)	1,075	76,716
Cognizant Technology Solutions Corp. (Class A Stock)*	343,800	16,815,258
Computershare Ltd. (Australia)	4,865	57,262
DST Systems, Inc.	79,500	7,327,515
Fiserv, Inc.*	142,400	8,589,568
Fujitsu Ltd. (Japan)	20,000	149,857
iGATE Corp.*	73,400	2,671,026
International Business Machines Corp.	86,600	15,697,982
Syntel, Inc.*	25,100	2,157,596
Total System Services, Inc.	79,200	2,487,672
Visa, Inc. (Class A Stock)(a)	25,200	5,309,892

		64,156,445

Leisure Products
Namco Bandai Holdings, Inc. (Japan)	1,800	42,202
Shimano, Inc. (Japan)	800	88,773
Yamaha Corp. (Japan)	1,500	23,716

		154,691

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	6,400	342,528

Machinery — 1.2%
Alfa Laval AB (Sweden)	15,047	387,461
Amada Co. Ltd. (Japan)	20,000	203,718
Atlas Copco AB (Sweden) (Class B Stock)	4,073	108,690
Caterpillar, Inc.	29,600	3,216,632
Cummins, Inc.	12,000	1,851,480
FANUC Corp. (Japan)	2,100	362,645
Harsco Corp.	25,600	681,728
Hitachi Construction Machinery Co. Ltd. (Japan)	1,100	21,956
IDEX Corp.	21,100	1,703,614
IHI Corp. (Japan)	10,000	46,614
Illinois Tool Works, Inc.	213,600	18,702,816
Komatsu Ltd. (Japan)	9,800	227,490
Kone Oyj (Class B Stock) (Finland)(a)	619	25,810
Kubota Corp. (Japan)	12,000	170,283
Makita Corp. (Japan)	1,200	74,165
Mitsubishi Heavy Industries Ltd. (Japan)	31,000	193,623
Mueller Industries, Inc.	6,800	199,988
NSK Ltd. (Japan)	12,000	156,160
Oshkosh Corp.	159,300	8,845,929
Parker Hannifin Corp.	84,800	10,661,904
THK Co. Ltd. (Japan)	1,200	28,291
Wartsila OYJ Abp (Finland)	1,807	89,558
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	35,000	30,322

		47,990,877

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	30	$70,607
A.P. Moeller – Maersk A/S (Denmark) (Class B Stock)	360	895,063
Mitsui OSK Lines Ltd. (Japan)	11,000	40,980
Nippon Yusen K.K. (Japan)	17,000	49,038

		1,055,688

Media — 2.1%
Comcast Corp. (Class A Stock)(a)	379,873	20,391,583
Dentsu, Inc. (Japan)	2,300	93,667
DIRECTV*	187,800	15,964,878
ITV PLC (United Kingdom)	282,650	861,358
JCDecaux SA (France)	1,199	44,781
Morningstar, Inc.	10,800	775,548
REA Group Ltd. (Australia)	16,238	654,233
RTL Group SA (Germany)	397	44,065
Time Warner, Inc.	261,000	18,335,250
Walt Disney Co. (The)	303,400	26,013,516

		83,178,879

Metals & Mining — 0.6%
Alcoa, Inc.	356,200	5,303,818
Anglo American PLC (United Kingdom)	1,747	42,816
ArcelorMittal (Luxembourg)	50,287	749,687
BHP Billiton Ltd. (Australia)	54,974	1,874,873
BHP Billiton PLC (United Kingdom)	44,156	1,435,460
Compass Minerals International, Inc.	42,700	4,088,098
Fortescue Metals Group Ltd. (Australia)	16,028	66,198
Globe Specialty Metals, Inc.	30,200	627,556
JFE Holdings, Inc. (Japan)	5,000	103,421
Kobe Steel Ltd. (Japan)	25,000	37,599
Maruichi Steel Tube Ltd. (Japan)	600	16,115
Mitsubishi Materials Corp. (Japan)	11,000	38,590
Nippon Steel & Sumitomo Metal Corp. (Japan)	80,000	256,281
Rio Tinto PLC (United Kingdom)	1,407	75,969
Southern Copper Corp. (British Virgin Islands)	168,100	5,105,197
Sumitomo Metal Mining Co. Ltd. (Japan)	58,000	946,674
Voestalpine AG (Austria)	15,095	719,626
Worthington Industries, Inc.	29,300	1,261,072

		22,749,050

Multi-Utilities — 0.8%
Centrica PLC (United Kingdom)	51,880	277,226
Dominion Resources, Inc.	181,600	12,988,032
GDF Suez (France)	38,112	1,050,045
MDU Resources Group, Inc.	30,400	1,067,040
National Grid PLC (United Kingdom)	88,696	1,276,933

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	258,000	$10,523,820
SCANA Corp.	71,700	3,858,177

		31,041,273

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	51,100	5,958,771
Kohl’s Corp.	51,600	2,718,288
Macy’s, Inc.	316,200	18,345,924
Next PLC (United Kingdom)	8,218	909,753
Takashimaya Co. Ltd. (Japan)	76,000	738,153

		28,670,889

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	23,200	2,539,704
Apache Corp.	7,900	794,898
BG Group PLC (United Kingdom)	983	20,742
BP PLC (United Kingdom)	289,331	2,547,814
Chesapeake Energy Corp.(a)	28,800	895,104
Chevron Corp.	180,956	23,623,806
ConocoPhillips	321,234	27,539,391
CONSOL Energy, Inc.	52,100	2,400,247
Delek Group Ltd. (Israel)	446	184,488
Eni SpA (Italy)	22,763	622,561
EOG Resources, Inc.	190,800	22,296,888
EQT Corp.	59,600	6,371,240
Exxon Mobil Corp.	670,716	67,527,687
Hess Corp.	76,900	7,604,641
Idemitsu Kosan Co. Ltd. (Japan)	800	17,372
Kinder Morgan, Inc.	108,800	3,945,088
Marathon Petroleum Corp.	160,600	12,538,042
Neste Oil OYJ (Finland)(a)	21,587	421,217
Occidental Petroleum Corp.	102,300	10,499,049
OMV AG (Austria)	15,458	698,315
ONEOK, Inc.(a)	17,600	1,198,208
Phillips 66	256,100	20,598,123
Repsol SA (Spain)	9,167	241,703
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	33,293	1,375,751
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	25,327	1,100,708
Showa Shell Sekiyu KK (Japan)	7,400	84,116
SM Energy Co.	12,100	1,017,610
Statoil ASA (Norway)	19,803	608,721
Total SA (France)	33,527	2,425,669
Valero Energy Corp.	267,100	13,381,710
Woodside Petroleum Ltd. (Australia)	5,977	231,737

		235,352,350

Paper & Forest Products
Oji Holdings Corp. (Japan)	8,000	32,920
UPM-Kymmene OYJ (Finland)	9,245	157,919

		190,839

Personal Products — 0.1%
Avon Products, Inc.	279,400	4,082,034

Pharmaceuticals — 4.6%
AbbVie, Inc.	246,000	13,884,240
Actavis PLC*(a)	26,300	5,866,215

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Allergan, Inc.	122,700	$20,763,294
AstraZeneca PLC (United Kingdom)	12,907	960,246
Bayer AG (Germany)	4,133	583,056
Bristol-Myers Squibb Co.	399,400	19,374,894
Daiichi Sankyo Co. Ltd. (Japan)	7,000	130,842
Eli Lilly & Co.	141,900	8,821,923
GlaxoSmithKline PLC (United Kingdom)	53,927	1,435,809
Johnson & Johnson	481,098	50,332,473
Merck & Co., Inc.	156,200	9,036,170
Merck KGaA (Germany)	2,282	197,888
Novartis AG (Switzerland)	32,251	2,920,599
Novo Nordisk A/S (Denmark) (Class B Stock)	4,080	188,304
Orion OYJ (Finland) (Class B Stock)	902	33,620
Otsuka Holdings Co. Ltd. (Japan)	28,100	871,385
Pfizer, Inc.	1,290,997	38,316,791
Roche Holding AG (Switzerland)	9,623	2,867,239
Sanofi (France)	8,009	851,273
Shionogi & Co. Ltd. (Japan)	3,100	64,748
Shire PLC (Ireland)	13,635	1,069,566
Teva Pharmaceutical Industries Ltd. (Israel)	12,387	650,726

		179,221,301

Professional Services
Adecco SA (Switzerland)	1,756	144,508
Capita PLC (United Kingdom)	45,020	881,995
Seek Ltd. (Australia)	3,268	48,870

		1,075,373

Real Estate Investment Trusts (REITs) — 1.2%
American Campus Communities, Inc.	26,600	1,017,184
American Capital Mortgage Investment Corp.	39,000	780,780
American Tower Corp.	98,300	8,845,034
Annaly Capital Management, Inc.	165,200	1,888,236
Apollo Residential Mortgage, Inc.	29,100	486,552
British Land Co. PLC (United Kingdom)	5,637	67,732
CapitaCommercial Trust (Singapore)	21,000	28,682
Chambers Street Properties(a)	252,000	2,026,080
Dexus Property Group (Australia)	567,244	593,691
Federation Centres Ltd. (Australia)	63,331	148,625
Franklin Street Properties Corp.	75,100	944,758
General Growth Properties, Inc.	140,300	3,305,468
GPT Group (Australia)	17,850	64,645
Hammerson PLC, REIT (United Kingdom)	17,713	175,761
Hospitality Properties Trust	213,900	6,502,560
Intu Properties PLC (United Kingdom)	66,235	353,301
Land Securities Group PLC (United Kingdom)	8,020	142,110

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Link REIT (The) (Hong Kong)	161,000	$866,787
Prologis, Inc.	183,400	7,535,906
Resource Capital Corp.	180,400	1,015,652
RLJ Lodging Trust	35,000	1,011,150
SEGRO PLC, REIT (United Kingdom)	96,215	567,988
Strategic Hotels & Resorts, Inc.*	76,000	889,960
Unibail-Rodamco SE (France)	447	130,082
Ventas, Inc.	82,900	5,313,890

		44,702,614

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	349,100	11,185,164
Cheung Kong Holdings Ltd. (Hong Kong)	39,000	691,924
Daiwa House Industry Co. Ltd. (Japan)	6,000	124,384
Deutsche Wohnen AG (Germany)	35,068	755,387
Henderson Land Development Co. Ltd. (Hong Kong)	12,100	70,816
Hysan Development Co. Ltd. (Hong Kong)	118,000	552,669
Jones Lang LaSalle, Inc.	67,100	8,480,769
Sino Land Co. Ltd. (Hong Kong)	30,000	49,384
Wheelock & Co. Ltd. (Hong Kong)	10,000	41,746

		21,952,243

Road & Rail — 1.1%
Aurizon Holdings Ltd. (Australia)	20,678	97,100
ComfortDelGro Corp. Ltd. (Singapore)	21,000	42,112
CSX Corp.	428,900	13,214,409
MTR Corp. Ltd. (Hong Kong)	14,500	55,841
Norfolk Southern Corp.	32,200	3,317,566
Union Pacific Corp.	249,900	24,927,525

		41,654,553

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	12,100	654,247
Avago Technologies Ltd. (Singapore)	55,900	4,028,713
Infineon Technologies AG (Germany)	68,556	855,795
Integrated Device Technology, Inc.*	181,900	2,812,174
Intel Corp.	1,242,100	38,380,890
Rohm Co. Ltd. (Japan)	2,900	166,329
Skyworks Solutions, Inc.	98,600	4,630,256
Texas Instruments, Inc.	337,200	16,114,788

		67,643,192

Software — 2.3%
ANSYS, Inc.*	12,000	909,840
CA, Inc.	100,800	2,896,992
Manhattan Associates, Inc.*	38,400	1,322,112
Microsoft Corp.	1,022,800	42,650,760

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Oracle Corp.	771,600	$31,272,948
SAP AG (Germany)	342	26,353
Symantec Corp.	507,600	11,624,040

		90,703,045

Specialty Retail — 1.5%
Aaron’s, Inc.	56,900	2,027,916
Bed Bath & Beyond, Inc.*(a)	181,900	10,437,422
Best Buy Co., Inc.	572,900	17,765,629
Express, Inc.*	113,000	1,924,390
Gap, Inc. (The)	288,000	11,972,160
Home Depot, Inc. (The)	79,750	6,456,560
Ross Stores, Inc.	122,100	8,074,473
TJX Cos., Inc. (The)	18,400	977,960
USS Co. Ltd. (Japan)	2,300	39,257
Yamada Denki Co. Ltd. (Japan)	9,200	32,796

		59,708,563

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	758,600	70,496,698
Brother Industries Ltd. (Japan)	32,000	554,801
Canon, Inc. (Japan)	11,700	382,380
Hewlett-Packard Co.	741,900	24,987,192
Konica Minolta, Inc. (Japan)	4,900	48,432
NEC Corp. (Japan)	26,000	82,979
Ricoh Co. Ltd. (Japan)	33,000	393,315
Seiko Epson Corp. (Japan)	23,200	987,025

		97,932,822

Textiles, Apparel & Luxury Goods — 0.5%
Christian Dior SA (France)	462	91,983
Michael Kors Holdings Ltd.*	189,100	16,763,715
Pandora A/S (Denmark)	10,759	825,686
Steven Madden Ltd.*	78,000	2,675,400
Swatch Group AG (The) (Switzerland)	438	48,592
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	7,500	25,095

		20,430,471

Tobacco — 1.0%
Altria Group, Inc.(a)	167,000	7,003,980
British American Tobacco PLC (United Kingdom)	19,617	1,167,250
Japan Tobacco, Inc. (Japan)	32,100	1,170,434
Lorillard, Inc.	50,300	3,066,791
Philip Morris International, Inc.	296,700	25,014,777

		37,423,232

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	15,800	$202,837
Marubeni Corp. (Japan)	17,000	124,423
Mitsubishi Corp. (Japan)	39,900	830,495
Mitsui & Co. Ltd. (Japan)	18,300	293,379
Sojitz Corp. (Japan)	361,100	638,581
Sumitomo Corp. (Japan)	59,300	800,144
Travis Perkins PLC (United Kingdom)	7,789	218,132

		3,107,991

Transportation Infrastructure
Groupe Eurotunnel SA (France)	3,174	42,941

Water Utilities
Severn Trent PLC (United Kingdom)	2,351	77,718

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	18,600	1,134,853
Millicom International Cellular SA, (Luxembourg), SDR	681	62,337
SoftBank Corp. (Japan)	1,200	89,427
Vodafone Group PLC (United Kingdom)	280,345	936,987

		2,223,604

TOTAL COMMON STOCKS (cost $1,872,735,875)		2,560,179,785

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund(a) (cost $1,676,882)	28,000	1,914,360

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	548	52,467
Volkswagen AG (Germany) (PRFC)	721	188,842

		241,309

Banks
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	609,400

TOTAL PREFERRED STOCKS (cost $781,838)		850,709

ASSET-BACKED SECURITIES — 1.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%(b)	04/25/19	484	478,523

Collateralized Loan Obligations — 1.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%(b)	04/20/25	2,550	2,518,603
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%	04/20/25	500	481,861
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.952%(b)	05/15/20	3,900	3,927,043

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417%(b)	07/13/25	2,700	$2,666,770
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%(b)	04/28/26	1,500	1,500,705
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%(b)	07/15/24	1,200	1,185,508
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%(b)	04/17/25	2,100	2,071,724
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755%(b)	04/20/26	2,200	2,199,705
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.005%(b)	04/20/26	700	683,995
Chatham Light CLO Ltd. (Cayman Islands), Series 2005-2A, Class A1, 144A	0.473%(b)	08/03/19	70	69,569
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.698%(b)	01/20/26	2,300	2,297,872
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478%(b)	07/22/20	511	507,304
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%(b)	03/15/20	1,000	984,610
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002%(b)	06/15/18	5,500	5,509,306
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%(b)	04/15/24	1,850	1,822,412
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.823%(b)	05/15/26	300	299,769
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.377%(b)	04/15/26	750	742,875
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630%(b)	09/06/22	52	51,539
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	—%(b)	07/25/26	3,750	3,748,088
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708%(b)	04/15/26	2,300	2,299,265
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696%(b)	05/18/23	1,350	1,349,320
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478%(b)	02/22/20	64	63,937
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%(b)	11/22/23	1,200	1,199,841
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%(b)	04/20/21	1,506	1,498,802
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378%(b)	07/22/25	1,200	1,182,885
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704%(b)	07/17/26	800	799,673
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%	07/17/26	500	501,938
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%(b)	04/15/25	3,200	3,140,917
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876%(b)	08/17/22	500	501,647
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928%(b)	10/20/23	1,100	1,092,679
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	1,346	1,350,326
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.347%(b)	07/15/25	2,700	2,658,368
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726%(b)	04/20/26	1,850	1,850,705
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%	04/20/26	500	501,969

				53,261,530

Non-Residential Mortgage-Backed Security — 0.1%
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%	11/15/25	2,000	2,017,932

Residential Mortgage-Backed Securities — 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.802%(b)	03/25/33	282	265,971
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.279%(b)	07/25/35	302	287,952
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%(b)	07/25/34	374	355,918
GSAMP Trust, Series 2004-HE2, Class A3C	1.310%(b)	09/25/34	674	654,795
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.945%(b)	06/25/34	713	674,417
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.352%(b)	05/25/33	436	407,346
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.097%(b)	06/25/34	932	872,325
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.202%(b)	12/25/33	810	779,841
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.052%(b)	07/25/32	414	394,352
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.427%(b)	09/25/32	490	481,891
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.917%(b)	02/25/34	842	789,526

				5,964,334

TOTAL ASSET-BACKED SECURITIES (cost $61,380,744)				61,722,319

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(b) — 0.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive
Schaeffler AG (Germany)	3.750%		05/31/20	750	$751,875

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	1,000	996,000

Foods — 0.1%
ARAMARK Corp.	3.250%		09/09/19	549	544,596
Big Heart Pet Brands, Inc.	3.500%		03/09/20	856	857,715

					1,402,311

Healthcare & Pharmaceutical
Grifols SA	3.234%		02/26/21	250	249,563
RPI Finance Trust	3.250%		11/09/18	1,043	1,043,547

					1,293,110

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21	1,100	1,103,528
First Data Corp.	4.231%		03/26/18	1,134	1,135,436
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21	499	498,501

					2,737,465

TOTAL BANK LOANS (cost $7,120,669)					7,180,761

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	331	337,403
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	2,058	1,648,476
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.753%	(b)	02/25/35	426	428,632
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.601%	(b)	03/25/35	366	338,032
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.602%	(b)	02/25/37	929	928,915
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.634%	(b)	07/25/35	544	551,472
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	102	104,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(b)	02/25/34	406	411,917
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	151	153,452

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,133,330)					4,902,516

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,900	3,990,921
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(b)	04/10/49	5,337	5,824,580
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.754%	(b)	04/10/49	1,500	1,533,317
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	116	116,317
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(b)	12/10/49	1,000	1,104,678
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,069,503
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,806,790
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,180	1,260,272
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	3,100	3,117,633
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	959,137
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,676,492
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,400	1,490,658
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	1,300	1,354,152
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,803,537
Commercial Mortgage Trust, Series 2005-GG3, Class A3	4.569%		08/10/42	8	8,253
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(b)	04/10/37	8,050	8,339,840
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,829	1,858,887
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,852,012
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,367,914
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%	(b)	02/15/39	2,700	2,850,795

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(b)	02/15/39	640	$681,488
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	1,900	1,940,951
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,515	2,649,867
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,596,152
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	1,974,586
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(b)	05/25/22	25,577	2,347,312
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(b)	06/25/22	7,235	690,590
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	5,800	6,051,552
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	2,400	2,535,031
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863%	(b)	08/25/16	7,450	187,106
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(b)	05/25/19	19,775	1,459,801
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831%	(b)	07/25/19	20,870	1,505,633
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.489%	(b)	11/10/45	2,585	2,706,896
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.456%	(b)	03/10/44	2,027	2,137,121
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587%	(b)	04/10/38	1,872	1,904,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class ASB	4.853%	(b)	03/15/46	144	143,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	184	185,246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,031,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	549	552,020
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,270	1,326,157
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	1,566	1,619,288
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A3A	6.057%	(b)	04/15/45	13	13,468
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,100	2,184,271
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,633,370
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,839,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,700	2,817,418
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,343,849
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,510	1,594,080
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(b)	05/12/39	930	998,897
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%	(b)	02/12/39	530	564,521
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(b)	06/12/46	1,789	1,925,688
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	2,005	2,010,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,465,971
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%	(b)	10/15/42	2,195	2,316,130
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	268	269,556
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	2,303	2,345,867

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831%	(b)	06/11/42	316	$317,412
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,662,901
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,835,857
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,773,826
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.904%	(b)	05/15/43	656	695,830
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	4,500	4,871,795
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	1,326	1,460,369

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $124,442,960)					124,553,840

CORPORATE BONDS — 7.3%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 1998-1, Class A	6.648%		09/15/17	114	120,840
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2009-2, Class A	7.250%		11/10/19	633	740,077
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-1, Class A	4.750%		01/12/21	736	796,428
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2012-2, Class A	4.000%		10/29/24	685	698,705
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2007-1 Class A(a)	6.821%		08/10/22	338	399,212
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-2, Class A(a)	4.950%		05/23/19	555	604,626
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2011-1, Class A	5.300%		04/15/19	1,072	1,181,701

					4,541,589

Automotive — 0.1%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	90	98,649
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,205,794
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,395	1,600,763
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	450	465,406
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	245	262,097

					4,632,709

Banking — 2.3%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	2,213	2,158,005
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	645	648,918
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	780	768,812
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	915,204
Bank of America Corp., Sr. Unsec’d. Notes,	4.000%		04/01/24	975	995,018
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	3,938,393
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	595	612,748
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	630	703,200
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,770	2,053,878
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,214,466
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,200	2,434,861
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,936,658
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	1,022,847
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	497,262
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	1,535	1,559,698
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	515	545,899
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	380,467
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,398,338
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	1,560	1,549,462
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,590	2,628,814
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,900	1,946,094
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,065,627

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	2,450	$2,663,155
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	24	31,908
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39	710	1,065,695
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,895	2,422,172
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	454	458,020
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	570	652,763
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	1,007,511
Discover Bank, Sub. Notes	7.000%		04/15/20	570	684,662
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	916,321
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	2,000	2,084,554
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,307,627
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,189,006
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	329,374
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	104	125,116
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,309,643
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,143,482
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,164,686
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	206,179
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,395	1,433,926
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,235,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,178,561
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	490	553,887
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21	1,400	1,690,524
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,170,885
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	22,846
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	840	855,322
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,481,645
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	2,360	2,711,232
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,627,546
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%		01/25/21	1,400	1,626,275
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	780	989,697
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	105	122,742
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346%	(b)	07/29/49	800	868,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	990	1,028,875
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	466,839
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,458,488
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	279,650
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	440	532,242
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	455	464,384
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	955	980,915
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	1,210	1,237,368
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,102,950
Westpac Banking Corp. (Australia), Covered Notes, 144A(a)	2.000%		05/21/19	6,135	6,132,307

					89,988,649

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	617,724
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		02/06/12	1,715	338,713
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		05/02/18	700	140,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	820	833,382

					1,929,819

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	460,688
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%		06/27/29	740	736,670
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	795,800

					1,993,158

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	1,000	$1,163,750
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	255	370,642
Comcast Corp., Gtd. Notes	6.400%	05/15/38	530	675,485
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	920	960,016
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	165	168,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	860	903,114
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,710	1,923,184
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,040	1,068,600

				7,233,331

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,205	1,265,250
Case New Holland Industrial, Inc., Gtd. Notes, Gtd. Notes	7.875%	12/01/17	1,255	1,462,075
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(e)	6.375%	10/15/17	1,302	1,497,493
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(d)(e)	6.700%	06/01/34	420	525,680
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(e)	7.000%	10/15/37	380	497,933
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	190	187,654
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	280	291,743
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $384,850; purchased 07/10/12)(d)(e)	2.500%	07/11/14	385	385,171
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(d)(e)	2.500%	03/15/16	1,890	1,942,778
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(d)(e)	3.125%	05/11/15	500	510,877
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	1,445	1,513,441
Xylem, Inc., Sr. Unsec’d. Notes, Sr. Unsec’d. Notes	4.875%	10/01/21	1,260	1,370,288

				11,450,383

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	764,625
Celanese US Holdings LLC, Gtd. Notes, Gtd. Notes	6.625%	10/15/18	1,275	1,332,375
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	627,262
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	432	707,882
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,127,976
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24	140	140,925
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	195	196,809
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	235	235,516
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	386,585
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,293,356
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	1,300	1,388,400
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	585,436

				8,787,147

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,700	1,931,511

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	194,467
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	709,480
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	290	373,967
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	871	945,035
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	590	805,266
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	220	260,951
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%	04/15/38	550	706,502
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	554,927
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	787,974
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,295	1,386,670

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	155	$161,129
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%		10/01/39	1,425	1,671,933
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	359,684
Florida Power & Light Co., First Mtge. Bonds	5.950%		10/01/33	295	371,694
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	165,754
Nevada Power Co., Gen. Ref. Mtge.(a)	6.500%		05/15/18	1,260	1,478,313
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	682,182
Northeast Utilities, Sr. Unsec’d. Notes	4.500%		11/15/19	615	676,115
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%		01/15/15	345	355,487
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	168,085
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	664,415
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	516,649
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	199	220,346

					14,217,025

Energy – Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	460	479,550
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	800	863,807

					1,343,357

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	1,195	1,375,851
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	414,455
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	305,962
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.020%	(f)	10/10/36	2,000	773,404
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,378,512
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	1,070	1,159,009
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	513,535
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,772,583
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	920	939,497
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	810	907,228

					10,540,036

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,937,686
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	382,547
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	985	1,237,774
Constellation Brands, Inc., Gtd. Notes(a)	4.250%		05/01/23	1,400	1,405,250
Delhaize Group SA (Belgium), Gtd. Notes	6.500%		06/15/17	480	541,259
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	735	805,095

					6,309,611

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(a)	4.375%		11/01/18	1,000	1,032,500

Healthcare & Pharmaceutical — 0.2%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	545	550,150
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	445	522,760
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,640	1,759,776
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	1,100	1,153,625
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	185	218,004
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	180	182,136
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	580	619,993
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	165	205,312
Mylan, Inc., Gtd. Notes(a)	1.800%		06/24/16	425	431,019
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	1,325	1,379,069
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%		02/01/24	1,215	1,270,588
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	74,208
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	120	121,882

					8,488,522

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	$670,063
Aetna, Inc., Sr. Unsec’d. Notes	6.500%		09/15/18	1,570	1,856,180
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	790,372
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	827,027
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	260	243,570
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	221,551
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	420	549,545
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	557,048
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	397,073
WellPoint, Inc., Sr. Unsec’d. Notes(a)	4.650%		01/15/43	995	1,011,639

					7,124,068

Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	593,104
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	155,833
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	2,425	2,927,572
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	990	1,229,985
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	2,655	2,763,908
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	1,030	1,182,752
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(b)	03/29/67	1,300	1,444,625
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	858,520
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	6.500%		05/01/42	365	457,747
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,070,114
Lincoln National Corp., Jr. Sub. Notes	6.050%	(b)	04/20/67	260	262,925
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	492	618,072
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	966,513
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	784,415
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	207,790
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	1,005,115
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	514,844
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	885,715
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	458,934
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	680	791,577
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,399,879
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	131,745
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	735	817,688
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,933,726
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	401,524
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	555	577,597
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	519,889
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	85	85,839

					25,047,947

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,073,260
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	599,672
Marriott International, Inc., Sr. Unsec’d. Notes, Sr. Unsec’d. Notes	3.250%		09/15/22	980	969,109
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	2,800	3,295,096
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	497,482
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	1,055	1,084,309

					7,518,928

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	620	745,482
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%		02/15/41	1,315	1,593,731
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	117,728
CBS Corp., Gtd. Notes (original cost $417,944; purchased 07/16/12)(a)(d)(e)	4.850%		07/01/42	400	396,987
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	699,553

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	1,300	$1,430,000
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	210	249,648
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,465	1,762,908
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	180	247,321
Viacom, Inc., Sr. Unsec’d. Notes (original cost $188,796; purchased 02/11/14)(d)(e)	4.875%	06/15/43	200	201,233
Viacom, Inc., Sr. Unsec’d. Notes (original cost $44,077; purchased 7/25/13)(d)(e)	4.500%	02/27/42	50	47,716
Viacom, Inc., Sr. Unsec’d. Notes (original cost $422,250; purchased 08/12/13)(d)(e)	5.850%	09/01/43	425	488,252

				7,980,559

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	920	1,016,770
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	35	36,785
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	425	494,753
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	1,110	1,122,574
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	1,220	1,252,285
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	1,185	1,191,791

				5,114,958

Non-Captive Finance — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	775	780,813
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,040	1,261,733
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	920	1,089,784
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	2,270	3,049,241
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	375	401,719
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	283,800

				6,867,090

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,100	1,071,400

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(e)	5.400%	11/01/20	290	334,731
International Paper Co., Sr. Unsec’d. Notes(a)	6.000%	11/15/41	1,595	1,879,524
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	623,688
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	800	873,197

				3,711,140

Pipelines & Other — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	65	69,148
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	727,104
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	510	581,911
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	245	273,094
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	400,617
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	178,458

				2,230,332

Railroads
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	826,739
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	883,391
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	113,657

				1,823,787

Real Estate Investment Trusts (REITs) — 0.1%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	385	392,238
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	911,012
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	86,507
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	307,502

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	$236,867
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,583,426

				5,517,552

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	254,355
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41	100	119,903
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	515	641,265
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	766,477
Limited Brands, Inc., Gtd. Notes, Gtd. Notes	5.625%	02/15/22	1,450	1,569,625
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	483,496
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	375,779
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	595	601,713

				4,812,613

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	400	412,794
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	1,300	1,381,250
Fidelity National Information Services, Inc., Gtd. Notes	7.875%	07/15/20	1,100	1,164,966
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	2,410	2,503,573
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	919,632
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	605	618,613

				7,000,828

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	480	565,354
AT&T Corp., Gtd. Notes	8.000%	11/15/31	7	10,278
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,305	1,332,221
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	886,492
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	400	637,101
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(e)	7.082%	06/01/16	325	361,618
Embarq Corp., Sr. Unsec’d. Notes (original cost $895,029; purchased 05/12/06-06/01/06)(d)(e)	7.995%	06/01/36	895	977,788
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	1,440	1,464,372
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,075	1,170,406
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,742,954
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,705	2,088,519
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	5,580	7,022,101

				20,259,204

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,500	1,541,295
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	46	76,628
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	254	431,205
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,062,111
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	465	486,459
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	325	405,195

				5,002,893

TOTAL CORPORATE BONDS (cost $262,212,461)				285,502,646

FOREIGN AGENCIES — 0.8%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	688,538
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	452,446
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,128,787
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.945%	06/23/19	465	467,465
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%	10/30/20	2,705	2,739,559
KFW (Germany), Gov’t. Gtd. Notes	1.875%	04/01/19	4,615	4,662,230

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%	05/23/18	3,158	$3,122,390
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,912,260
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	8.625%	12/01/23	350	445,900
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%	05/20/16	1,665	1,667,404
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	970	947,205
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	546,975
Petroleos Mexicanos (Mexico), Gtd. Notes, Gtd. Notes	5.500%	01/21/21	2,730	3,064,425
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,086,650
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,620,739
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	670,408
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%	05/16/19	6,075	6,068,147

TOTAL FOREIGN AGENCIES (cost $30,882,712)				31,291,528

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,781,065
State of California, GO, BABs	7.300%	10/01/39	1,270	1,788,579
State of California, GO, BABs	7.500%	04/01/34	475	676,695
State of California, GO, BABs(a)	7.550%	04/01/39	245	364,563
State of California, GO, BABs	7.625%	03/01/40	215	316,213

				4,927,115

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	872,086

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,316,474
State of Illinois, GO, Taxable Series	4.421%	01/01/15	740	754,548

				2,071,022

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,541,924

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,380,193

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	515,056
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	332,103

				847,159

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	556,535

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	646,129

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,283,570

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	335	390,288

TOTAL MUNICIPAL BONDS (cost $11,426,687)				14,516,021

SOVEREIGN BONDS — 0.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	1,275	1,292,212
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24	1,475	1,520,725
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	597,456
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	1,120	1,281,000

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	1,135	$1,259,850
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	700	726,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,026,120
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	691,920
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,620	1,536,444
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	202,112
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%		02/18/19	200	210,690
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	810	943,407

TOTAL SOVEREIGN BONDS (cost $10,910,351)					11,288,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Federal Home Loan Bank(a)	0.375%		08/28/15	460	460,996
Federal Home Loan Bank	5.500%		07/15/36	1,080	1,381,842
Federal Home Loan Mortgage Corp.(g)	0.750%		01/12/18	685	674,751
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,930	1,937,245
Federal Home Loan Mortgage Corp.	2.213%	(b)	06/01/36	467	496,473
Federal Home Loan Mortgage Corp.	2.348%	(b)	12/01/35	331	351,553
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	6,020	6,008,153
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-01/01/43	5,392	5,500,270
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,500	1,585,547
Federal Home Loan Mortgage Corp.	3.500%		TBA	6,500	6,681,292
Federal Home Loan Mortgage Corp.	4.000%		TBA	6,500	6,885,938
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	6,052	6,449,618
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	16,363	17,716,271
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-06/01/39	5,457	5,995,225
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	5,826	6,510,068
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	2,628	2,965,155
Federal Home Loan Mortgage Corp.	6.500%		12/01/14	1	1,135
Federal Home Loan Mortgage Corp.	7.000%		01/01/31-10/01/32	404	459,603
Federal National Mortgage Assoc.(g)	1.750%		06/20/19	5,405	5,417,464
Federal National Mortgage Assoc.	1.832%	(b)	07/01/33	362	382,362
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	2,350	2,381,387
Federal National Mortgage Assoc.	1.927%	(b)	06/01/37	139	139,122
Federal National Mortgage Assoc.	2.500%		TBA	4,500	4,571,015
Federal National Mortgage Assoc.	2.500%		01/01/28	2,783	2,830,974
Federal National Mortgage Assoc.	3.000%		TBA	3,000	3,116,250
Federal National Mortgage Assoc.	3.000%		TBA	19,500	19,215,125
Federal National Mortgage Assoc.	3.000%		12/01/42	2,376	2,349,596
Federal National Mortgage Assoc.	3.500%		TBA	1,000	1,059,844
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,171,563
Federal National Mortgage Assoc.	3.500%		TBA	8,500	8,749,688
Federal National Mortgage Assoc.	3.500%		TBA	15,500	15,906,875
Federal National Mortgage Assoc.	3.500%		06/01/39-03/01/43	21,202	21,861,285
Federal National Mortgage Assoc.	4.000%		TBA	11,500	12,167,989
Federal National Mortgage Assoc.	4.500%		11/01/18-07/01/42	12,919	14,059,607
Federal National Mortgage Assoc.	5.000%		TBA	2,000	2,220,938
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36	5,251	5,833,486
Federal National Mortgage Assoc.	5.500%		03/01/16-08/01/37	7,420	8,308,617
Federal National Mortgage Assoc.	6.000%		09/01/17-05/01/38	6,410	7,237,220
Federal National Mortgage Assoc.	6.500%		07/01/17-09/01/37	2,359	2,660,528
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	251	283,205
Federal National Mortgage Assoc.	7.500%		05/01/32	60	68,246
Financing Corp., Strips Principal, Series A-P	1.270%	(f)	10/06/17	1,570	1,506,553
Financing Corp., Strips Principal, Series B-P	1.270%	(f)	10/06/17	2,140	2,053,518
Government National Mortgage Assoc.	3.000%		TBA	2,500	2,518,750
Government National Mortgage Assoc.	3.000%		TBA	3,000	3,028,125

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	3.500%		TBA	12,000	$12,479,064
Government National Mortgage Assoc.	4.000%		TBA	4,000	4,280,625
Government National Mortgage Assoc.	4.000%		TBA	9,500	10,138,281
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	2,733	2,926,099
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,173,437
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,183,828
Government National Mortgage Assoc.	4.500%		01/20/41-02/20/41	5,703	6,247,844
Government National Mortgage Assoc.	5.500%		11/15/32-02/15/36	3,065	3,444,569
Government National Mortgage Assoc.	6.000%		02/15/33-10/15/34	1,423	1,637,276
Government National Mortgage Assoc.	6.500%		10/15/23-07/15/35	1,712	1,960,069
Government National Mortgage Assoc.	8.000%		01/15/24-04/15/25	57	65,186

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $265,440,087)					272,696,745

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	6,095	6,685,252
U.S. Treasury Notes	0.625%		04/30/18	130	126,933
U.S. Treasury Notes(h)	0.875%		07/31/19	4,145	3,985,675
U.S. Treasury Notes	1.000%		06/30/19-09/30/19	21,670	20,928,509
U.S. Treasury Notes	1.250%		11/30/18	3,230	3,200,730
U.S. Treasury Notes	1.500%		12/31/18-01/31/19	30,875	30,866,819
U.S. Treasury Notes(a)	1.500%		05/31/19	11,660	11,601,700
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	22,980	23,006,944
U.S. Treasury Notes	2.125%		06/30/21	4,305	4,304,328
U.S. Treasury Notes	2.500%		05/15/24	135	134,810
U.S. Treasury Notes	3.625%		02/15/44	1,530	1,614,627
U.S. Treasury Strips Principal	6.060%	(f)	02/15/44	9,930	3,519,142
U.S. Treasury Strips Principal(a)	6.100%	(f)	05/15/44	4,615	1,620,677

TOTAL U.S. TREASURY OBLIGATIONS (cost $110,375,869)					111,596,146

TOTAL LONG-TERM INVESTMENTS (cost $2,764,520,465)					3,488,195,562

SHORT-TERM INVESTMENTS — 16.8%

				Shares
AFFILIATED MUTUAL FUNDS — 16.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $132,580,933)(Note 4)(i)				13,477,540	126,149,772
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $525,620,068; includes $134,304,006 of cash collateral for securities on loan)(Note 4)(i)(j)				525,620,068	525,620,068

TOTAL AFFILIATED MUTUAL FUNDS (cost $658,201,001)					651,769,840

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Received a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $398,792)			Citigroup Global Markets	31,420	395,471

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATION — 0.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bill (cost $2,099,886)(g)	0.020%	(f)	09/18/14	2,100	$2,099,908

TOTAL SHORT-TERM INVESTMENTS (cost $660,699,679)					654,265,219

TOTAL INVESTMENTS — 106.4% (cost $3,425,220,144)					4,142,460,781
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (6.4)%					(249,281,793)

NET ASSETS 100.0%					$3,893,178,988

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,355,852; cash collateral of $134,304,006 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.

(d)	Indicates a security or securities that have been deemed illiquid.

(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $7,573,312. The aggregate value, $8,168,257, is approximately 0.2% of net assets.

(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
280	2 Year U.S. Treasury Notes	Sep. 2014	$61,421,616	$61,486,250	$64,634
334	5 Year U.S. Treasury Notes	Sep. 2014	39,710,751	39,899,953	189,202
112	10 Year U.S. Treasury Notes	Sep. 2014	14,017,222	14,019,250	2,028
13	MSCI EAFE Mini Futures	Sep. 2014	1,272,587	1,279,785	7,198
430	S&P 500 E-Mini Futures	Sep. 2014	41,459,288	41,976,600	517,312

					780,374

Short Position:
15	U.S. Ultra Bond	Sep. 2014	2,247,166	2,249,062	(1,896)

					$778,478

(1)	A U.S. Treasury obligation with a market value of $1,994,920 has been segregated with Goldman Sachs & Co. and U.S. Government Agency obligations with a combined market value of $686,678 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
3,158	05/17/18	0.989%	3 month LIBOR(1)	$38,712	$—	$38,712	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded swap agreements:
34,845	11/30/18	1.625%	3 month LIBOR(1)	$(32,637)	$(35,179)	$(2,542)
22,700	05/15/21	2.375%	3 month LIBOR(1)	(151,745)	(221,352)	(69,607)

				$(184,382)	$(256,531)	$(72,149)

(1)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	40,000	$(611,363)	$(792,994)	$(181,631)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,425	$109,923	$59,771	$50,152	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,800	293,127	164,139	128,988	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	5,225	403,050	228,956	174,094	Deutsche Bank

				$806,100	$452,866	$353,234

A U.S. Treasury obligation with a market value of $1,370,598 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,420,273,297	$139,906,488	$—
Exchange Traded Fund	1,914,360	—	—
Preferred Stocks	609,400	241,309	—
Asset-Backed Securities
Collateralized Debt Obligations	—	478,523	—
Collateralized Loan Obligations	—	48,770,567	4,490,963
Non-Residential Mortgage-Backed Security	—	2,017,932	—
Residential Mortgage-Backed Securities	—	5,964,334	—
Bank Loans	—	7,180,761	—
Collateralized Mortgage Obligations	—	4,902,516	—
Commercial Mortgage-Backed Securities	—	124,553,840	—
Corporate Bonds	—	280,961,057	4,541,589
Foreign Agencies	—	31,291,528	—
Municipal Bonds	—	14,516,021	—
Sovereign Bonds	—	11,288,186	—
U.S. Government Agency Obligations	—	272,696,745	—
U.S. Treasury Obligations	—	113,696,054	—
Affiliated Mutual Funds	651,769,840	—	—
Option Purchased	—	395,471	—
Other Financial Instruments*
Futures Contracts	778,478	—	—
Interest Rate Swap Agreements	—	(33,437)	—
Credit Default Swap Agreements	—	171,603	—

Total	$3,075,345,375	$1,058,999,498	$9,032,552

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (includes 3.4% of collateral received for securities on loan)	16.7%
U.S. Government Agency Obligations	7.0
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	4.6
Banks	3.9
Commercial Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	3.0
Internet Software & Services	2.5
Technology Hardware, Storage & Peripherals	2.5
Insurance	2.3
Software	2.3
Banking	2.3
Media	2.1
Biotechnology	2.0
Aerospace & Defense	1.9
Capital Markets	1.8
Beverages	1.7
IT Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Chemicals	1.6
Communications Equipment	1.6
Industrial Conglomerates	1.5
Specialty Retail	1.5
Collateralized Loan Obligations	1.4
Food & Staples Retailing	1.4
Hotels, Restaurants & Leisure	1.4
Energy Equipment & Services	1.3
Real Estate Investment Trusts (REITs)	1.3
Diversified Telecommunication Services	1.2
Health Care Providers & Services	1.2
Machinery	1.2
Health Care Equipment & Supplies	1.1
Road & Rail	1.1
Tobacco	1.1
Electric Utilities	1.0
Household Products	1.0
Food Products	0.9
Multi-Utilities	0.8
Foreign Agencies	0.8
Diversified Financial Services	0.7
Multiline Retail	0.7
Electrical Equipment	0.6
Metals & Mining	0.6
Real Estate Management & Development	0.6
Consumer Finance	0.5

Telecommunications	0.5%
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.4
Electric	0.4
Internet & Catalog Retail	0.4
Municipal Bonds	0.4
Air Freight & Logistics	0.3
Auto Components	0.3
Automobiles	0.3
Capital Goods	0.3
Energy – Other	0.3
Foods	0.3
Gas Utilities	0.3
Independent Power & Renewable Electricity Producers	0.3
Sovereign Bonds	0.3
Technology	0.3
Cable	0.2
Construction & Engineering	0.2
Electronic Equipment, Instruments & Components	0.2
Health Care Technology	0.2
Healthcare & Pharmaceutical	0.2
Healthcare Insurance	0.2
Lodging	0.2
Media & Entertainment	0.2
Non-Captive Finance	0.2
Automotive	0.1
Brokerage	0.1
Building Materials & Construction	0.1
Building Products	0.1
Collateralized Mortgage Obligations	0.1
Consumer	0.1
Household Durables	0.1
Metals	0.1
Non-Residential Mortgage-Backed Securities	0.1
Paper	0.1
Personal Products	0.1
Pipelines & Other	0.1
Residential Mortgage-Backed Securities	0.1
Retailers	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

106.4
Liabilities in excess of other assets	(6.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$452,866		—	$—
Credit contracts	Unrealized appreciation on swap agreements	353,234		—	—
Credit contracts	—	—		Due to broker-variation margin	181,631	*
Equity contracts	Due from broker — variation margin	524,510	*	—	—
Interest rate contracts	Due to broker — variation margin	255,864	*	Due to broker-variation margin	74,045	*
Interest rate contracts	Unaffiliated Investments	395,471		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	38,712		—	—

Total		$2,020,657			$255,676

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(402,726)	$(402,726)
Equity contracts	10,490	—	—	3,499,618	—	3,510,108
Interest rate contracts	—	(117,464)	146,781	(318,203)	(263,968)	(552,854)

Total	$10,490	$(117,464)	$146,781	$3,181,415	$(666,694)	$2,554,528

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted as hedging instruments, carried at fair value	Option Purchased**	Futures	Swaps	Total
Credit contracts	$—	$—	$81,363	$81,363
Equity Contracts	—	(781,353)	—	(781,353)
Interest rate contracts	104,422	998,401	177,415	1,280,238

Total	$104,422	$217,048	$258,778	$580,248

**	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$399,087	$77,996	$180,018,320	$32,702,658

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$79,218	$43,267	$10,523

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$395,471	$—	$(534,070)	$—
Credit Suisse First Boston Corp.	148,635	—	(488,257)	—
Deutsche Bank AG	696,177	—	(602,302)	93,875

	$1,240,283

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $131,355,852:
Unaffiliated investments (cost $2,767,019,143)	$3,490,690,941
Affiliated investments (cost $658,201,001)	651,769,840
Foreign currency, at value (cost $610,372)	614,722
Receivable for investments sold	95,007,320
Dividends and interest receivable	8,969,520
Premium paid for swap agreements	452,866
Unrealized appreciation on over-the-counter swap agreements	391,946
Tax reclaim receivable	293,669
Receivable for Series shares sold	68,441
Due from broker—variation margin	15,041
Prepaid expenses	4,722

Total Assets	4,248,279,028

LIABILITIES
Payable for investments purchased	217,554,665
Payable to broker for collateral for securities on loan	134,304,006
Management fee payable	1,913,274
Payable to custodian	588,028
Payable for Series shares repurchased	406,173
Accrued expenses	332,968
Affiliated transfer agent fee payable	926

Total Liabilities	355,100,040

NET ASSETS	$3,893,178,988

Net assets were comprised of:
Paid-in capital	$2,543,700,449
Retained earnings	1,349,478,539

Net assets, June 30, 2014	$3,893,178,988

Net asset value and redemption price per share $3,893,178,988 / 170,356,344 outstanding shares of beneficial interest	$22.85

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $362,620)	$29,939,551
Interest income (net of foreign withholding taxes of $5,763)	14,871,055
Affiliated dividend income	916,386
Affiliated income from securities loaned, net	99,509

Total income	45,826,501

EXPENSES
Management fee	11,211,528
Custodian’s fees and expenses	271,000
Shareholders’ reports	120,000
Insurance expenses	28,000
Trustees’ fees	21,000
Audit fee	19,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	25,955

Total expenses	11,714,483

NET INVESTMENT INCOME	34,112,018

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	215,913,552
Futures transactions	3,181,415
Swap agreements transactions	(666,694)
Foreign currency transactions	3,256
Options written transactions	146,781

218,578,310

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $671,426)	5,806,788
Futures	217,048
Short sales	13,321
Swap agreements	258,778
Foreign currencies	2,291

6,298,226

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	224,876,536

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$258,988,554

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$34,112,018	$65,087,964
Net realized gain on investment and foreign currency transactions	218,578,310	322,966,584
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,298,226	253,490,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	258,988,554	641,545,151

SERIES SHARE TRANSACTIONS
Series shares sold [311,774 and 651,459 shares, respectively]	6,813,793	12,747,246
Series shares repurchased [4,728,600 and 9,694,842 shares, respectively]	(103,249,140)	(189,432,596)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(96,435,347)	(176,685,350)

TOTAL INCREASE	162,553,207	464,859,801
NET ASSETS:
Beginning of period	3,730,625,781	3,265,765,980

End of period	$3,893,178,988	$3,730,625,781

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 1.7%
Arrium Ltd.	447,200	$336,395
Ausdrill Ltd.	123,200	99,299
Bendigo & Adelaide Bank Ltd.	103,400	1,189,610
Bradken Ltd.	98,900	354,125
Challenger Ltd.	204,200	1,432,398
CSL Ltd.	51,284	3,219,256
Downer EDI Ltd.	182,200	777,582
Fortescue Metals Group Ltd.	99,300	410,124
GrainCorp Ltd., Series A	42,400	335,678
Leighton Holdings Ltd.	9,550	177,320
Lend Lease Group	114,600	1,416,742
Metcash Ltd.	206,000	512,815
Mineral Resources Ltd.	49,900	451,648
National Australia Bank Ltd.	31,100	961,264
Pacific Brands Ltd.	460,600	236,896
Primary Health Care Ltd.	61,000	260,866
Rio Tinto Ltd.	23,400	1,312,741

		13,484,759

Austria — 0.3%
OMV AG	30,300	1,368,802
Voestalpine AG	14,500	691,261

		2,060,063

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	252,181
Delhaize Group SA	21,500	1,454,845

		1,707,026

Brazil — 0.4%
Cielo SA	81,000	1,669,857
Kroton Educacional SA	56,300	1,582,108

		3,251,965

Canada — 2.3%
Alimentation Couche Tard, Inc., Series B	92,500	2,533,878
Brookfield Asset Management, Inc. (Class A Stock)	80,406	3,539,472
Canadian Pacific Railway Ltd.	35,825	6,489,509
CI Financial Corp.	71,859	2,360,394
Suncor Energy, Inc.	64,100	2,733,283

		17,656,536

China — 1.0%
Baidu, Inc., ADR*	10,518	1,964,868
CIMC Enric Holdings Ltd.	528,000	695,480
Poly Property Group Co. Ltd.	846,000	352,722
Shougang Fushan Resources Group Ltd.	1,160,000	237,975
SouFun Holdings Ltd., ADR(a)	76,000	744,040
Tencent Holdings Ltd.	222,100	3,378,818

		7,373,903

Denmark — 0.7%
A.P. Moeller – Maersk A/S (Class B Stock)	350	870,199
Coloplast A/S (Class B Stock)	34,560	3,127,167
Novo Nordisk A/S (Class B Stock)	22,351	1,031,565

		5,028,931

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland — 0.6%
Sampo OYJ (Class A Stock)	63,357	$3,202,849
Tieto OYJ	41,300	1,221,483

		4,424,332

France — 4.3%
Alstom SA	32,100	1,165,788
Arkema SA	7,200	699,598
AXA SA	40,200	960,512
BNP Paribas SA	44,608	3,031,505
Cap Gemini SA	49,446	3,528,654
Cie Generale des Etablissements Michelin	12,000	1,432,827
CNP Assurances	34,000	705,667
Credit Agricole SA	62,500	882,429
Electricite de France SA	24,600	774,602
Renault SA	12,300	1,111,855
Sanofi	8,900	945,977
SCOR SE	22,000	757,526
Societe Generale SA	16,000	839,083
Thales SA	27,900	1,686,957
Total SA	87,075	6,299,851
Valeo SA	25,807	3,462,646
Vinci SA	55,830	4,173,783
Vivendi SA*	24,400	597,106

		33,056,366

Germany — 3.1%
Allianz SE	10,300	1,719,213
Aurubis AG	6,200	315,723
BASF SE	8,700	1,012,016
Bayerische Motoren Werke AG	24,973	3,162,325
Brenntag AG	12,234	2,185,662
Continental AG	12,105	2,798,807
Daimler AG	23,700	2,213,926
Deutsche Bank AG	13,700	481,486
E.ON SE	46,000	948,316
Freenet AG	37,500	1,190,897
Hannover Rueck SE	10,900	981,562
Muenchener Rueckversicherungs AG	5,700	1,262,256
Rational AG	3,650	1,178,009
Rheinmetall AG	13,300	940,487
RWE AG	18,800	806,297
Stada Arzneimittel AG	14,500	688,763
Volkswagen AG	7,400	1,908,524

		23,794,269

Hong Kong — 0.9%
AIA Group Ltd.	519,800	2,611,794
Cheung Kong Holdings Ltd.	46,000	816,116
First Pacific Co. Ltd.	528,000	589,390
Huabao International Holdings Ltd.	1,286,000	761,571
Kingboard Chemical Holdings Ltd.	216,000	445,332
Singamas Container Holdings Ltd.	2,676,000	545,465
Skyworth Digital Holdings Ltd.	1,072,000	511,799
Yue Yuen Industrial Holdings Ltd.	220,500	737,780

		7,019,247

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
India — 0.6%
HDFC Bank Ltd., ADR	36,811	$1,723,491
Tata Motors Ltd., ADR	82,878	3,237,215

		4,960,706

Indonesia — 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	3,361,800	2,929,174

Ireland — 0.4%
Permanent TSB Group Holdings PLC*	51,300	5,409
Smurfit Kappa Group PLC	43,000	984,183
XL Group PLC	63,002	2,062,055

		3,051,647

Israel — 0.3%
Bank Hapoalim BM	128,000	739,326
Elbit Systems Ltd.	11,400	701,280
Teva Pharmaceutical Industries Ltd.	16,300	856,287

		2,296,893

Italy — 1.0%
Enel SpA	242,800	1,412,280
Eni SpA	70,800	1,936,357
Intesa Sanpaolo SpA	1,186,031	3,659,296
Telecom Italia SpA*	482,400	610,575

		7,618,508

Japan — 8.8%
Alfresa Holdings Corp.	2,600	167,629
Alpine Electronics, Inc.	22,700	320,141
Aoyama Trading Co. Ltd.	39,100	1,070,764
Aozora Bank Ltd.	278,000	914,008
Asahi Kasei Corp.	76,000	581,820
Astellas Pharma, Inc.	232,600	3,058,822
Autobacs Seven Co. Ltd.	42,000	704,798
Bank of Yokohama Ltd. (The)	96,000	552,864
Calsonic Kansei Corp.	105,000	700,682
Daihatsu Motor Co. Ltd.	54,600	971,678
Daikin Industries Ltd.	42,300	2,669,670
Daito Trust Construction Co. Ltd.	13,100	1,540,417
FANUC Corp.	12,900	2,227,674
Fuji Heavy Industries Ltd.	61,974	1,718,462
Fukuoka Financial Group, Inc.	129,000	623,078
Heiwa Corp.	24,700	548,797
Hogy Medical Co. Ltd	11,400	618,165
Hoya Corp.	54,300	1,805,357
ITOCHU Corp.	76,300	979,523
JX Holdings, Inc.	101,400	542,614
Kao Corp.	51,900	2,044,017
KDDI Corp.	17,200	1,049,434
Keihin Corp.	37,200	591,528
Keyence Corp.	5,700	2,492,540
KYORIN Holdings, Inc.	37,400	769,577
Kyowa Exeo Corp.	81,900	1,167,373
Marubeni Corp.	146,000	1,068,570
Mitsubishi Corp.	50,200	1,044,884
Mitsubishi UFJ Financial Group, Inc.	243,500	1,494,778

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Mitsui & Co. Ltd.	99,700	$1,598,354
Mizuho Financial Group, Inc.	703,200	1,445,431
Nichii Gakkan Co.	26,400	237,501
Nichirei Corp.	93,600	449,625
Nippon Telegraph & Telephone Corp.	37,000	2,306,131
Nishi-Nippon City Bank Ltd. (The)	167,000	410,612
Nissan Motor Co. Ltd.	71,300	675,172
NTT DOCOMO, Inc.	90,000	1,536,373
ORIX Corp.	207,700	3,443,832
Otsuka Holdings Co. Ltd.	20,400	632,607
Resona Holdings, Inc.	276,500	1,611,258
Sankyu, Inc.	210,000	1,063,775
Secom Co. Ltd.	45,300	2,765,359
Seino Holdings Co. Ltd.	65,000	738,249
Shimachu Co. Ltd.	30,700	733,651
SKY Perfect JSAT Holdings, Inc.	67,500	395,810
SMC Corp.	8,600	2,304,471
Start Today Co. Ltd.	23,200	610,125
Sumitomo Corp.	88,900	1,199,541
Sumitomo Metal Mining Co. Ltd.	38,000	620,235
Sumitomo Mitsui Financial Group, Inc.	112,386	4,715,371
Toagosei Co. Ltd.	147,000	661,871
Toho Holdings Co. Ltd.	53,300	1,075,183
Tsumura & Co.	22,900	540,349
UNY Group Holdings Co. Ltd.	75,200	471,513
West Japan Railway Co.	19,300	850,174
Yokohama Rubber Co. Ltd. (The)	100,000	865,663

		67,997,900

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	188,143

Macau — 0.3%
MGM China Holdings Ltd.	712,800	2,472,080

Netherlands — 1.7%
Aegon NV	104,300	909,856
ING Groep NV, CVA*	83,900	1,177,326
Koninklijke Ahold NV	78,461	1,471,230
NXP Semiconductors NV*	33,228	2,199,029
Royal Dutch Shell PLC, ADR	30,100	2,479,337
Royal Dutch Shell PLC (Class B Stock)	106,900	4,645,862

		12,882,640

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,343,571

Norway — 0.9%
DNB ASA	54,100	988,477
Fred Olsen Energy ASA	17,100	484,917
Marine Harvest ASA	58,200	794,174
Statoil ASA	50,100	1,540,017
Telenor ASA	92,372	2,103,167
Yara International ASA	23,200	1,162,298

		7,073,050

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,600,514

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa — 0.6%
Bidvest Group Ltd.	79,539	$2,113,866
Discovery Ltd.	278,152	2,541,363

		4,655,229

South Korea — 0.3%
Samsung Electronics Co. Ltd.	1,841	2,404,253

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	11,500	526,358
Amadeus IT Holding SA (Class A Stock)	58,167	2,397,836
Banco Santander SA	94,600	988,500
Gas Natural SDG SA	51,600	1,630,211
Mapfre SA	271,567	1,082,057
Repsol SA	57,200	1,508,175
Telefonica SA	25,100	430,913

		8,564,050

Sweden — 0.8%
Boliden AB	45,100	654,297
NCC AB (Class B Stock)	7,900	271,911
Nordea Bank AB	86,400	1,218,063
Oriflame Cosmetics SA, SDR	13,600	316,920
Securitas AB (Class B Stock)	46,500	551,361
Swedbank AB (Class A Stock)	40,800	1,080,675
Telefonaktiebolaget LM Ericsson (Class B Stock)	56,700	684,979
TeliaSonera AB	154,700	1,129,617

		5,907,823

Switzerland — 4.2%
Actelion Ltd.*	25,487	3,225,883
Adecco SA	20,626	1,697,395
Baloise Holding AG	11,400	1,342,316
Cie Financiere Richemont SA	19,334	2,025,996
Credit Suisse Group AG*	50,297	1,430,420
Geberit AG	9,118	3,198,537
Georg Fischer AG*	2,000	1,431,473
Helvetia Holding AG	1,400	642,767
Novartis AG	18,000	1,630,051
Partners Group Holding AG	10,015	2,736,048
Roche Holding AG	14,534	4,330,505
Sika AG	412	1,683,270
Swiss Life Holding AG*	7,800	1,848,926
Swiss Re AG*	23,900	2,125,121
TE Connectivity Ltd.	28,400	1,756,256
Zurich Insurance Group AG*	5,800	1,746,881

		32,851,845

Taiwan — 0.4%
MediaTek, Inc.	176,000	2,977,091

United Kingdom — 7.6%
3i Group PLC	51,900	356,681
Alent PLC	46,600	292,048
AMEC PLC	24,800	514,966
Anglo American PLC	47,800	1,171,494
ARM Holdings PLC	53,376	802,604
AstraZeneca PLC	51,200	3,809,141
Aviva PLC	144,400	1,259,852

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Babcock International Group PLC	154,351	$3,068,006
BAE Systems PLC	256,400	1,899,077
Barclays PLC	287,100	1,045,836
Beazley PLC	175,100	757,762
Bellway PLC	25,400	680,416
Berkeley Group Holdings PLC	45,133	1,865,432
BG Group PLC	106,573	2,248,825
BP PLC	395,000	3,478,322
BT Group PLC	228,300	1,500,166
Capita PLC	162,228	3,178,237
Carillion PLC	145,900	826,796
Centrica PLC	160,065	855,323
Compass Group PLC	287,260	4,994,402
Debenhams PLC	301,400	352,962
GlaxoSmithKline PLC	23,400	623,026
Home Retail Group PLC	107,200	323,911
HSBC Holdings PLC	167,100	1,695,234
IMI PLC	73,009	1,856,418
InterContinental Hotels Group PLC	61,150	2,529,846
Intermediate Capital Group PLC	108,800	726,209
J. Sainsbury PLC	259,000	1,398,063
Johnson Matthey PLC	49,444	2,621,777
Jupiter Fund Management PLC	249,566	1,704,531
Legal & General Group PLC	142,600	549,363
Mondi PLC	39,100	709,853
Old Mutual PLC	277,900	939,149
Petrofac Ltd.	16,200	333,229
Premier Foods PLC*	357,756	324,498
RSA Insurance Group PLC	10,140	82,394
St. James’s Place PLC	198,867	2,590,763
Tesco PLC	272,000	1,321,964
Tullow Oil PLC	131,860	1,923,663
Vesuvius PLC	81,100	635,889
Wm Morrison Supermarkets PLC	380,500	1,193,342

		59,041,470

United States — 51.5%
3M Co.	29,125	4,171,865
Accenture PLC (Class A Stock)	59,998	4,850,238
AES Corp.	179,500	2,791,225
Allstate Corp. (The)	47,000	2,759,840
American Express Co.	31,400	2,978,918
Ameriprise Financial, Inc.	16,450	1,974,000
Amgen, Inc.	18,750	2,219,437
Amphenol Corp. (Class A Stock)	66,689	6,424,818
Anadarko Petroleum Corp.	10,750	1,176,803
ANSYS, Inc.*	39,660	3,007,021
Apache Corp.	45,050	4,532,931
Apple, Inc.	78,813	7,324,092
AT&T, Inc.	84,200	2,977,312
Avon Products, Inc.	85,500	1,249,155
Baker Hughes, Inc.	30,050	2,237,222
Bank of America Corp.	318,000	4,887,660
Boeing Co. (The)	15,500	1,972,065
Carnival Corp.	60,550	2,279,707
Celanese Corp., Series A	80,650	5,184,182
Charles Schwab Corp. (The)(a)	390,239	10,509,136
Chevron Corp.	33,250	4,340,787

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Cisco Systems, Inc.	67,750	$1,683,588
Cognizant Technology Solutions Corp. (Class A Stock)*	75,764	3,705,617
Comcast Corp. (Class A Stock)	10,400	558,272
Comcast Corp. (Special Class A Stock)	16,700	890,611
CONSOL Energy, Inc.	23,050	1,061,914
Core Laboratories NV	39,017	6,518,180
Costco Wholesale Corp.	37,668	4,337,847
Covance, Inc.*	51,489	4,406,429
Covidien PLC	30,050	2,709,909
Danaher Corp.	90,464	7,122,231
DaVita HealthCare Partners, Inc.*	82,521	5,967,919
Discovery Communications, Inc. (Class A Stock)*	57,943	4,304,006
Ecolab, Inc.	60,327	6,716,808
Emerson Electric Co.	18,300	1,214,388
Entergy Corp.	32,300	2,651,507
EQT Corp.	20,850	2,228,865
Estee Lauder Cos., Inc. (The) (Class A Stock)	89,002	6,609,289
Exelon Corp.	65,950	2,405,856
Express Scripts Holding Co.*	120,429	8,349,343
Exxon Mobil Corp.	40,100	4,037,268
Fastenal Co.(a)	86,960	4,303,650
Fifth Third Bancorp	65,700	1,402,695
Fluor Corp.	73,240	5,632,156
FMC Technologies, Inc.*	118,585	7,241,986
Fossil Group, Inc.*	31,547	3,297,292
General Electric Co.	203,200	5,340,096
General Motors Co.	92,350	3,352,305
Genpact Ltd.*	240,779	4,220,856
Gilead Sciences, Inc.*	88,264	7,317,968
Goldman Sachs Group, Inc. (The)	1,925	322,322
Google, Inc. (Class A Stock)*	7,759	4,536,455
Google, Inc. (Class C Stock)*	7,759	4,463,598
Hess Corp.	28,900	2,857,921
Honeywell International, Inc.	24,550	2,281,922
Illinois Tool Works, Inc.	20,550	1,799,358
Ingersoll-Rand PLC	20,500	1,281,455
International Paper Co.	81,250	4,100,687
Intuitive Surgical, Inc.*	16,307	6,715,223
Invesco Ltd.	47,600	1,796,900
Johnson & Johnson	39,850	4,169,107
JPMorgan Chase & Co.	122,250	7,044,045
Kellogg Co.	20,650	1,356,705
Kohl’s Corp.	48,850	2,573,418
Lockheed Martin Corp.	7,250	1,165,293
Lowe’s Cos., Inc.	75,650	3,630,443
Marsh & McLennan Cos., Inc.	76,300	3,953,866
Mead Johnson Nutrition Co.	78,417	7,306,112
Merck & Co., Inc.	86,900	5,027,165
MetLife, Inc.	47,000	2,611,320
Microsoft Corp.	100,100	4,174,170
Morgan Stanley	125,600	4,060,648
National Instruments Corp.	107,337	3,476,645
Navient Corp.	61,950	1,097,135
NRG Energy, Inc.	115,250	4,287,300

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
PepsiCo, Inc.	34,700	$3,100,098
Pfizer, Inc.	167,750	4,978,820
PG&E Corp.	81,650	3,920,833
Philip Morris International, Inc.	26,050	2,196,275
PNC Financial Services Group, Inc.	23,250	2,070,412
Procter & Gamble Co. (The)	42,900	3,371,511
QUALCOMM, Inc.	106,125	8,405,100
Raytheon Co.	21,250	1,960,313
Republic Services, Inc.	28,100	1,066,957
salesforce.com, inc.*	102,437	5,949,541
Schlumberger Ltd.	77,841	9,181,346
SLM Corp.	61,250	508,988
Southwest Airlines Co.	183,950	4,940,897
Spectra Energy Corp.	43,250	1,837,260
St. Joe Co. (The)*	9,300	236,499
Starbucks Corp.	96,997	7,505,628
Stericycle, Inc.*	50,185	5,942,908
Texas Instruments, Inc.	45,250	2,162,497
Thermo Fisher Scientific, Inc.	31,600	3,728,800
Time Warner Cable, Inc.	23,000	3,387,900
Time Warner, Inc.	44,350	3,115,587
Union Pacific Corp.	22,300	2,224,425
United Technologies Corp.	32,300	3,729,035
U.S. Bancorp	79,250	3,433,110
Visa, Inc. (Class A Stock)(a)	36,846	7,763,821
Vulcan Materials Co.	20,950	1,335,563
Wal-Mart Stores, Inc.	4,200	315,294
Wells Fargo & Co.	70,100	3,684,456
Western Union Co. (The)(a)	101,150	1,753,941
Weyerhaeuser Co.(a)	89,950	2,976,445
Whole Foods Market, Inc.	156,628	6,050,540

		398,361,278

TOTAL LONG-TERM INVESTMENTS (cost $577,516,540)		748,035,262

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,871,356; includes $17,870,541 of cash collateral for securities on loan) (Note 4)(b)(c)	33,871,356	33,871,356

TOTAL INVESTMENTS — 101.2% (cost $611,387,896)		781,906,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(8,994,286)

NET ASSETS — 100.0%		$772,912,332

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
SDR	Swedish Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,574,739; cash collateral of $17,870,541 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$512,815	$12,971,944	$—
Austria	—	2,060,063	—
Belgium	252,181	1,454,845	—
Brazil	3,251,965	—	—
Canada	17,656,536	—	—
China	2,946,883	4,427,020	—
Denmark	—	5,028,931	—
Finland	—	4,424,332	—
France	—	33,056,366	—
Germany	—	23,794,269	—
Hong Kong	—	7,019,247	—
India	4,960,706	—	—
Indonesia	—	2,929,174	—
Ireland	2,067,464	984,183	—
Israel	—	2,296,893	—
Italy	—	7,618,508	—
Japan	—	67,997,900	—
Liechtenstein	188,143	—	—
Macau	—	2,472,080	—
Netherlands	4,678,366	8,204,274	—
New Zealand	—	1,343,571	—
Norway	1,162,298	5,910,752	—
Singapore	—	1,600,514	—
South Africa	—	4,655,229	—
South Korea	—	2,404,253	—
Spain	—	8,564,050	—
Sweden	316,920	5,590,903	—
Switzerland	1,756,256	31,095,589	—
Taiwan	—	2,977,091	—
United Kingdom	698,940	58,342,530	—
United States	398,361,278	—	—
Affiliated Money Market Mutual Fund	33,871,356	—	—

Total	$472,682,107	$309,224,511	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Banks	7.6%
Oil, Gas & Consumable Fuels	6.9
Insurance	5.2
Affiliated Money Market Mutual Fund (including 2.3% of collateral for securities on loan)	4.4
Pharmaceuticals	4.3
IT Services	4.0
Capital Markets	3.7
Energy Equipment & Services	3.4
Food & Staples Retailing	2.9
Chemicals	2.7
Hotels, Restaurants & Leisure	2.6
Industrial Conglomerates	2.5
Automobiles	2.2
Aerospace & Defense	2.1
Biotechnology	2.0

Commercial Services & Supplies	2.0%
Electronic Equipment, Instruments & Components	2.0
Health Care Providers & Services	2.0
Internet Software & Services	2.0
Machinery	1.9
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.7
Media	1.7
Software	1.7
Trading Companies & Distributors	1.6
Construction & Engineering	1.5
Road & Rail	1.5
Auto Components	1.4
Communications Equipment	1.4
Personal Products	1.4
Semiconductors & Semiconductor Equipment	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Food Products	1.3%
Life Sciences Tools & Services	1.1
Real Estate Management & Development	1.1
Independent Power & Renewable Electricity Producers	1.0
Diversified Financial Services	0.9
Electric Utilities	0.9
Technology Hardware, Storage & Peripherals	0.9
Airlines	0.8
Metals & Mining	0.8
Multi-Utilities	0.8
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	0.8
Building Products	0.7
Consumer Finance	0.6
Paper & Forest Products	0.6
Professional Services	0.6
Wireless Telecommunication Services	0.5
Beverages	0.4

Electrical Equipment	0.4%
Household Durables	0.4
Household Products	0.4
Real Estate Investment Trusts (REITs)	0.4
Multiline Retail	0.3
Tobacco	0.3
Construction Materials	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Containers & Packaging	0.1
Internet & Catalog Retail	0.1
Leisure Products	0.1
Marine	0.1

101.2
Liabilities in excess of other assets	(1.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Operations is presented in the summary below:

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights*	Forward Currency Contracts**	Total
Equity contracts	$22,194	$—	$22,194
Foreign exchange contracts	—	54,467	54,467

Total	$22,194	$54,467	$76,661

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights*
Equity contracts	$(1,657)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $17,574,739:
Unaffiliated investments (cost $577,516,540)	$748,035,262
Affiliated investments (cost $33,871,356)	33,871,356
Cash	150,830
Foreign currency, at value (cost $5,377,593)	5,434,276
Receivable for investments sold	4,098,280
Tax reclaim receivable	1,456,487
Dividends and interest receivable	699,680
Receivable for Series shares sold	5,241
Prepaid expenses	892

Total Assets	793,752,304

LIABILITIES
Payable to broker for collateral for securities on loan	17,870,541
Payable for investments purchased	2,190,202
Management fee payable	468,082
Accrued expenses	194,004
Payable for Series shares repurchased	116,217
Affiliated transfer agent fee payable	926

Total Liabilities	20,839,972

NET ASSETS	$772,912,332

Net assets were comprised of:
Paid-in capital	$582,279,620
Retained earnings	190,632,712

Net assets, June 30, 2014	$772,912,332

Net asset value and redemption price per share, $772,912,332 / 29,670,720 outstanding shares of beneficial interest	$26.05

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $695,142)	$10,430,407
Affiliated dividend income	11,862
Affiliated income from securities loaned, net	7,531

Total income	10,449,800

EXPENSES
Management fee	2,765,796
Custodian’s fees and expenses	159,000
Shareholders’ reports	51,000
Audit fee	13,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Miscellaneous	23,908

Total expenses	3,036,704
Less: Management fee waiver	(36,877)

Net expenses	2,999,827

NET INVESTMENT INCOME	7,449,973

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	19,583,090
Foreign currency transactions	(2,422)

19,580,668

Net change in unrealized appreciation (depreciation) on:
Investments	6,689,081
Foreign currencies	18,974

6,708,055

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	26,288,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,738,696

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,449,973	$8,723,957
Net realized gain on investment and foreign currency transactions	19,580,668	65,395,026
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,708,055	88,778,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,738,696	162,897,734

SERIES SHARE TRANSACTIONS:
Series shares sold [760,676 and 782,060 shares, respectively]	19,058,408	17,649,736
Series shares repurchased [976,030 and 2,132,268 shares, respectively]	(24,428,500)	(47,193,527)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(5,370,092)	(29,543,791)

TOTAL INCREASE	28,368,604	133,353,943
NET ASSETS:
Beginning of period	744,543,728	611,189,785

End of period	$772,912,332	$744,543,728

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.2% ASSET-BACKED SECURITIES — 2.4%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations — 1.0%
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.708%	(b)	04/15/26	260		$259,917
Magnetite VIII Ltd., Series 2014-9A, Class A1, 144A	1.700%	(b)	07/25/26	3,000		2,998,470

						3,258,387

Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	410		433,457
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	136		143,215
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	814		855,161
Federal National Mortgage Assoc., REMICS, Series 2002-18, Class PC	5.500%		04/25/17	—	(a)	5
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	161		168,573
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.772%	(b)	10/25/28	60		59,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(b)	02/25/34	233		236,853

						1,896,583

Non-Residential Mortgage-Backed Securities — 0.8%
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500		1,703,667
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	331		344,018
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	300		312,251
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	136		141,729
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	364		383,573

						2,885,238

TOTAL ASSET-BACKED SECURITIES (cost $7,690,820)						8,040,208

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	1,441		1,467,356
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,919		2,049,222
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000		959,137
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,105		1,122,303
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(b)	02/15/39	200		212,965
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850		1,814,314
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200		201,920
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,650		2,792,106
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250		284,601
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825		5,329,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100		1,223,522
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(b)	05/25/22	9,345		857,672
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(b)	06/25/22	9,911		946,014
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000		1,987,924
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.027%	(b)	10/25/22	27,760		1,661,441
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600		3,555,299
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	3,600		3,756,136

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%	(b)	07/25/23	3,600	$3,676,133
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	3,200	3,380,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.942%	(b)	10/25/23	28,060	1,665,853
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863%	(b)	08/25/16	4,055	101,843
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(b)	05/25/19	8,404	620,415
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831%	(b)	07/25/19	7,950	573,575
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.991%	(b)	06/15/49	1,000	1,021,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,631,816
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,000	2,152,266
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	177	176,752
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284%	(b)	09/15/42	800	837,194
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	2,600	2,698,342
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,271,630
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(b)	07/15/42	1,800	1,878,516
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(b)	01/15/45	1,500	1,597,080
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(b)	05/15/43	2,000	2,159,340
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(b)	07/15/45	2,482	2,644,528

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $58,361,973)					58,307,897

CORPORATE BONDS — 1.2%
KFW, Gov’t. Gtd. Notes	1.875%		04/01/19	1,730	1,747,705
Province of British Columbia, Sr Unsec’d	2.000%		10/23/22	2,405	2,280,955

TOTAL CORPORATE BONDS (cost $3,954,672)					4,028,660

MUNICIPAL BONDS — 1.2%
New York — 0.4%
New York City Transitional Finance Authority, Series A1, Sub-Future Tax Secured Revenue	5.000%		11/01/42	620	686,724
Utility Debt Securitization Authority, Restructuring Bonds, Series TE	5.000%		12/15/41	650	732,388

					1,419,112

Ohio — 0.3%
Ohio State Turnpike Commission, Series A-1, Revenue Bonds(c)	5.000%		02/15/48	825	891,181

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, Series C, Revenue Bonds	5.000%		12/01/43	1,055	1,151,807

Utah — 0.2%
State of Utah, BABs, Series D	4.554%		07/01/24	630	705,386

TOTAL MUNICIPAL BONDS (cost $3,811,945)					4,167,486

U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.6%
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	1,380	1,359,352
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	980	983,679
Federal Home Loan Mortgage Corp.	2.354%	(b)	05/01/34	464	493,424
Federal Home Loan Mortgage Corp.(d)	3.000%		TBA	2,000	1,972,968
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	995	1,032,751
Federal Home Loan Mortgage Corp.(d)	3.500%		TBA	1,000	1,057,031

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.(d)	3.500%		TBA	4,000	$4,111,564
Federal Home Loan Mortgage Corp.(d)	4.000%		TBA	2,500	2,648,438
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	3,987	4,238,930
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,983	4,313,041
Federal Home Loan Mortgage Corp.	5.000%		06/01/33-05/01/34	1,888	2,103,118
Federal Home Loan Mortgage Corp.	5.500%		05/01/37-05/01/38	1,270	1,415,485
Federal Home Loan Mortgage Corp.	6.000%		09/01/34-08/01/39	878	987,848
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	110	124,389
Federal National Mortgage Assoc.	0.875%		05/21/18	580	570,265
Federal National Mortgage Assoc.	1.750%		06/20/19	2,710	2,716,249
Federal National Mortgage Assoc.(c)	1.875%		02/19/19	925	937,354
Federal National Mortgage Assoc.	2.011%	(b)	04/01/34	194	205,131
Federal National Mortgage Assoc.	2.175%	(b)	07/01/33	1,306	1,379,831
Federal National Mortgage Assoc.	2.226%	(b)	06/01/34	323	342,531
Federal National Mortgage Assoc.	2.240%	(b)	04/01/34	341	361,659
Federal National Mortgage Assoc.	2.393%	(b)	08/01/33	853	898,995
Federal National Mortgage Assoc.(d)	3.000%		TBA	11,000	10,839,301
Federal National Mortgage Assoc.(d)	3.000%		TBA	4,000	4,155,000
Federal National Mortgage Assoc.(d)	3.500%		TBA	1,000	1,057,188
Federal National Mortgage Assoc.(d)	3.500%		TBA	4,000	4,105,000
Federal National Mortgage Assoc.(d)	3.500%		TBA	500	529,922
Federal National Mortgage Assoc.(d)	3.500%		TBA	19,000	19,558,125
Federal National Mortgage Assoc.	3.500%		06/01/39	586	604,447
Federal National Mortgage Assoc.(d)	4.000%		TBA	1,000	1,058,086
Federal National Mortgage Assoc.	4.000%		09/01/40	3,944	4,191,385
Federal National Mortgage Assoc.(d)	4.500%		TBA	4,500	4,873,361
Federal National Mortgage Assoc.	4.500%		05/01/40	4,567	4,985,751
Federal National Mortgage Assoc.(d)	5.000%		TBA	3,500	3,886,641
Federal National Mortgage Assoc.	5.000%		07/01/18-05/01/36	3,342	3,660,934
Federal National Mortgage Assoc.	5.500%		01/01/17-11/01/35	7,879	8,882,089
Federal National Mortgage Assoc.	6.000%		11/01/14-05/01/38	1,654	1,864,916
Federal National Mortgage Assoc.	6.500%		01/01/15-10/01/37	1,766	2,021,251
Federal National Mortgage Assoc.	7.000%		12/01/31-01/01/36	249	273,436
Federal National Mortgage Assoc.	8.000%		03/01/22-02/01/26	13	12,555
Federal National Mortgage Assoc.	9.000%		02/01/25-04/01/25	36	41,959
Financing Corp. Strips Principal, Series 4-P	1.270%	(e)	10/06/17	2,700	2,590,888
Financing Corp. Strips Principal, Series D-P	2.000%	(e)	09/26/19	1,370	1,235,074
Government National Mortgage Assoc.(d)	3.000%		TBA	3,000	3,022,500
Government National Mortgage Assoc.(d)	3.500%		TBA	5,000	5,208,204
Government National Mortgage Assoc.(d)	3.500%		TBA	3,500	3,639,727
Government National Mortgage Assoc.(d)	4.000%		TBA	5,000	5,335,937
Government National Mortgage Assoc.(d)	4.000%		TBA	4,000	4,280,625
Government National Mortgage Assoc.	4.000%		06/15/40	680	727,754
Government National Mortgage Assoc.(d)	4.500%		TBA	2,000	2,173,437
Government National Mortgage Assoc.(d)	4.500%		TBA	500	545,957
Government National Mortgage Assoc.	4.500%		02/20/41-03/20/41	3,234	3,542,635
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	957	1,060,457
Government National Mortgage Assoc.	5.500%		03/15/34-03/15/36	818	923,722
Government National Mortgage Assoc.	6.500%		07/15/32-08/15/32	268	310,718
Government National Mortgage Assoc.	7.000%		03/15/23-08/15/28	580	642,643
Government National Mortgage Assoc.	7.500%		12/15/25-02/15/26	94	104,462
Government National Mortgage Assoc.	8.500%		09/15/24-04/15/25	180	205,141
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%		06/23/19	590	593,127
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,840	1,863,508
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	2,150	2,147,575
Westpac Banking Corp., 144A(c)	2.000%		05/21/19	810	809,644

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $147,948,691)					151,819,115

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — 32.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.000%		06/30/19-09/30/19	12,170	$11,765,105
U.S. Treasury Notes	1.250%		11/30/18	14,515	14,383,465
U.S. Treasury Notes(f)	1.500%		12/31/18	22,635	22,647,381
U.S. Treasury Notes	1.500%		01/31/19	1,870	1,868,831
U.S. Treasury Notes(c)	1.500%		05/31/19	9,205	9,158,975
U.S. Treasury Notes	1.625%		04/30/19	7,725	7,739,485
U.S. Treasury Notes(c)	2.000%		02/28/21	4,260	4,242,696
U.S. Treasury Notes	2.000%		05/31/21	10,650	10,570,125
U.S. Treasury Notes(c)	2.250%		03/31/21	10,070	10,178,565
U.S. Treasury Notes	3.375%		05/15/44	1,000	1,006,719
U.S. Treasury Strips Coupon(g)	0.000%	(e)	08/15/21	3,370	2,870,913
U.S. Treasury Strips Coupon	2.550%	(e)	02/15/22	2,280	1,904,395
U.S. Treasury Strips Coupon	2.600%	(e)	05/15/22	8,820	7,301,531
U.S. Treasury Strips Coupon	5.830%	(e)	02/15/42	5,000	1,898,970
U.S. Treasury Strips Principal(c)	6.060%	(e)	02/15/44	7,565	2,680,998
U.S. Treasury Strips Principal(c)	6.100%	(e)	05/15/44	3,515	1,234,384

TOTAL U.S. TREASURY OBLIGATIONS (cost $110,705,559)					111,452,538

TOTAL LONG-TERM INVESTMENTS (cost $332,473,660)					337,815,904

				Shares
SHORT-TERM INVESTMENTS — 31.8%
AFFILIATED MUTUAL FUNDS — 31.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $54,912,366) (Note 4)(h)				5,577,944	52,209,557
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $55,715,637; includes $19,396,368 of cash collateral for securities on loan) (Note 4)(h) (i)				55,715,637	55,715,637

TOTAL AFFILIATED MUTUAL FUNDS (cost $110,628,003)					107,925,194

			Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $299,538)			Citigroup Global Markets	23,600	297,043

TOTAL SHORT-TERM INVESTMENTS (cost $110,927,541)					108,222,237

TOTAL INVESTMENTS — 131.0% (cost $443,401,201)					446,038,141
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (31.0)%					(105,543,421)

NET ASSETS — 100.0%					$340,494,720

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CMBS	Collateralized Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

(a)	Less than $500 par.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,106,237; cash collateral of $19,396,368 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(d)	All or a partial principal amount of $81,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.

(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
80	2 Year U.S. Treasury Notes	Sep. 2014	$17,567,504	$17,567,500	$(4)
222	5 Year U.S. Treasury Notes	Sep. 2014	26,399,497	26,520,328	120,831
140	10 Year U.S. Treasury Notes	Sep. 2014	17,521,202	17,524,063	2,861
10	U.S. Long Bond	Sep. 2014	1,357,202	1,371,875	14,673
3	U.S. Ultra Bond	Sep. 2014	449,067	449,813	746

					$139,107

(1)	A U.S. Treasury Security with a market value of $506,028 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,360	11/30/16	0.945%	3 month LIBOR(1)	$(7,282)	$—	$(7,282)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 month LIBOR(1)	(42,702)	—	(42,702)	Citigroup Global Markets
4,700	02/15/19	1.794%	3 month LIBOR(2)	74,356	—	74,356	JPMorgan Chase

				$24,372	$—	$24,372

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(2)	$150	$—	$(150)
100	02/21/16	0.429%	3 month LIBOR(1)	150	40	(110)
34,570	11/30/18	1.625%	3 month LIBOR(1)	(112,438)	(34,902)	77,536
34,300	05/15/21	2.375%	3 month LIBOR(1)	(263,053)	(334,466)	(71,413)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
5,100	01/13/22	2.351%	3 month LIBOR(1)	$181	$(29,314)	$(29,495)
4,850	01/13/22	2.480%	3 month LIBOR(1)	179	(72,378)	(72,557)
1,710	01/22/22	2.467%	3 month LIBOR(1)	160	(23,402)	(23,562)
8,720	12/20/23	2.932%	3 month LIBOR(1)	220	(286,996)	(287,216)

				$(374,451)	$(781,418)	$(406,967)

U.S. Treasury obligations with a combined market value of $1,500,886 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and interest rate swap contracts at June 30, 2014.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$259,917	$2,998,470
Collateralized Mortgage Obligations	—	1,896,583	—
Non-Residential Mortgage-Backed Securities	—	2,885,238	—
Commercial Mortgage-Backed Securities	—	58,307,897	—
Corporate Bonds	—	4,028,660	—
Municipal Bonds	—	4,167,486	—
U.S. Government Agency Obligations	—	151,819,115	—
U.S. Treasury Obligations	—	111,452,538	—
Affiliated Mutual Funds	107,925,194	—	—
Option Purchased	—	297,043	—
Other Financial Instruments*
Futures Contracts	139,107	—	—
Interest Rate Swap Agreements	—	(382,595)	—

Total	$108,064,301	$334,731,882	$2,998,470

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Collateralized Loan Obligations
Balance as of 12/31/13	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	2,998,470
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/14	$2,998,470

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

U.S. Government Agency Obligations	44.6%
U.S. Treasury Obligations	32.7
Affiliated Mutual Funds (including 5.7% of collateral received for securities on loan)	31.7
Commercial Mortgage-Backed Securities	17.1
Corporate Bonds	1.2
Municipal Bonds	1.2
Collateralized Loan Obligations	1.0

Non-Residential Mortgage-Backed Securities	0.8%
Collateralized Mortgage Obligations	0.6
Option Purchased	0.1

131.0
Liabilities in excess of other assets	(31.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$216,647	*	Due from broker — variation margin	$484,507	*
Interest rate contracts	Unrealized appreciation on swap agreements	74,356		Unrealized depreciation on swap agreements	49,984
Interest rate contracts	Unaffiliated investments	297,043		—	—

Total		$588,046			$534,491

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(88,948)	$109,221	$38,120	$(728,578)	$(670,185)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$81,598	$974,143	$(1,698,597)	$(642,856)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premium Received)	Futures Long Position (Value at Trade Date)
$301,840	$58,132	$92,691,143

Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$21,654,456	$128,297

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$297,043	$(49,984)	$(295,469)	$—
JPMorgan Chase	74,356	—	—	74,356

	$371,399

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(49,984)	$49,984	$—	$—
JPMorgan Chase	—	—	—	—

	$(49,984)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $19,106,237:
Unaffiliated investments (cost $332,773,198)	$338,112,947
Affiliated investments (cost $110,628,003)	107,925,194
Receivable for investments sold	99,076,727
Dividends and interest receivable	975,364
Unrealized appreciation on over-the-counter swap agreements	74,356
Prepaid expenses	492
Receivable for Series shares sold	379

Total Assets	546,165,459

LIABILITIES
Payable for investments purchased	185,816,606
Payable to broker for collateral for securities on loan	19,396,368
Accrued expenses	133,873
Management fee payable	111,851
Payable for Series shares repurchased	94,264
Due to broker—variation margin	50,942
Unrealized depreciation on over-the-counter swap agreements	49,984
Payable to custodian	15,925
Affiliated transfer agent fee payable	926

Total Liabilities	205,670,739

NET ASSETS	$340,494,720

Net assets were comprised of:
Paid-in capital	$334,191,487
Retained earnings	6,303,233

Net assets, June 30, 2014	$340,494,720

Net asset value and redemption price per share $340,494,720 / 29,124,331 outstanding shares of beneficial interest	$11.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Interest income	$3,596,169
Affiliated dividend income	354,570
Affiliated income from securities loaned, net	27,729

Total income	3,978,468

EXPENSES
Management fee	678,052
Shareholders’ reports	51,000
Custodian’s fees and expenses	44,000
Audit fee	15,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,155

Total expenses	816,207

NET INVESTMENT INCOME	3,162,261

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	4,540,452
Futures transactions	38,120
Options written transactions	109,221
Swap agreements transactions	(728,578)

3,959,215

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $277,884)	6,385,178
Futures	974,143
Swap agreements	(1,698,597)

5,660,724

NET GAIN ON INVESTMENT TRANSACTIONS	9,619,939

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,782,200

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,162,261	$6,413,372
Net realized gain (loss) on investment transactions	3,959,215	(2,399,719)
Net change in unrealized appreciation (depreciation) on investments	5,660,724	(12,420,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,782,200	(8,407,189)

DISTRIBUTIONS	(1,210,720)	(17,437,795)

SERIES SHARE TRANSACTIONS
Series shares sold [170,622 and 353,311 shares, respectively]	1,968,572	4,141,803
Series shares issued in reinvestment of distributions [105,280 and 1,506,594 shares, respectively]	1,210,720	17,437,795
Series shares repurchased [1,330,710 and 3,202,620 shares, respectively]	(15,335,160)	(37,560,842)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(12,155,868)	(15,981,244)

TOTAL DECREASE	(584,388)	(41,826,228)
NET ASSETS:
Beginning of period	341,079,108	382,905,336

End of period	$340,494,720	$341,079,108

SEE NOTES TO FINANCIAL STATEMENTS.

A108

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.5%
Boeing Co. (The)	115,436	$14,686,922
General Dynamics Corp.	55,600	6,480,180
Honeywell International, Inc.	133,750	12,432,062
L-3 Communications Holdings, Inc.	14,700	1,775,025
Lockheed Martin Corp.	45,998	7,393,259
Northrop Grumman Corp.	37,926	4,537,087
Precision Castparts Corp.	25,000	6,310,000
Raytheon Co.	53,818	4,964,711
Rockwell Collins, Inc.	23,300	1,820,662
Textron, Inc.	44,900	1,719,221
United Technologies Corp.	144,000	16,624,800

		78,743,929

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	26,100	1,664,919
Expeditors International of Washington, Inc.	35,600	1,572,096
FedEx Corp.	47,540	7,196,605
United Parcel Service, Inc. (Class B Stock)	121,600	12,483,456

		22,917,076

Airlines — 0.3%
Delta Air Lines, Inc.	145,300	5,626,016
Southwest Airlines Co.	120,037	3,224,194

		8,850,210

Auto Components — 0.4%
BorgWarner, Inc.	37,400	2,438,106
Delphi Automotive PLC (United Kingdom)	48,100	3,306,394
Goodyear Tire & Rubber Co. (The)	41,000	1,138,980
Johnson Controls, Inc.	113,400	5,662,062

		12,545,542

Automobiles — 0.7%
Ford Motor Co.	674,359	11,625,949
General Motors Co.	217,600	7,898,880
Harley-Davidson, Inc.(a)	36,000	2,514,600

		22,039,429

Banks — 5.6%
Bank of America Corp.	1,799,082	27,651,890
BB&T Corp.	121,500	4,790,745
Citigroup, Inc.	517,622	24,379,996
Comerica, Inc.	28,550	1,432,068
Fifth Third Bancorp	145,649	3,109,606
Huntington Bancshares, Inc.	144,675	1,380,200
JPMorgan Chase & Co.	644,845	37,155,969
KeyCorp	152,900	2,191,057
M&T Bank Corp.(a)	21,600	2,679,480
PNC Financial Services Group, Inc. (The)	90,293	8,040,592
Regions Financial Corp.	241,312	2,562,733
SunTrust Banks, Inc.	91,600	3,669,496
U.S. Bancorp	310,481	13,450,037
Wells Fargo & Co.	816,136	42,896,108

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Zions Bancorporation(a)	30,000	$884,100

		176,274,077

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)	26,350	2,481,379
Coca-Cola Co. (The)	644,350	27,294,666
Coca-Cola Enterprises, Inc.	40,700	1,944,646
Constellation Brands Inc. (Class A Stock)*	28,600	2,520,518
Dr. Pepper Snapple Group, Inc.	33,800	1,980,004
Molson Coors Brewing Co. (Class B Stock)	27,500	2,039,400
Monster Beverage Corp.*	23,600	1,676,308
PepsiCo, Inc.	260,614	23,283,255

		63,220,176

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	33,900	5,296,875
Amgen, Inc.	129,094	15,280,857
Biogen Idec, Inc.*	40,775	12,856,765
Celgene Corp.*	139,000	11,937,320
Gilead Sciences, Inc.*	263,600	21,855,076
Regeneron Pharmaceuticals, Inc.*(a)	12,900	3,643,863
Vertex Pharmaceuticals, Inc.*	40,200	3,806,136

		74,676,892

Building Products — 0.1%
Allegion PLC	15,433	874,742
Masco Corp.	57,800	1,283,160

		2,157,902

Capital Markets — 2.0%
Ameriprise Financial, Inc.	32,700	3,924,000
Bank of New York Mellon Corp. (The)	194,089	7,274,456
BlackRock, Inc.	21,700	6,935,320
Charles Schwab Corp. (The)	195,000	5,251,350
E*TRADE Financial Corp.*	51,810	1,101,481
Franklin Resources, Inc.	69,500	4,019,880
Goldman Sachs Group, Inc. (The)	72,200	12,089,168
Invesco Ltd.	74,100	2,797,275
Legg Mason, Inc.	18,000	923,580
Morgan Stanley	240,210	7,765,989
Northern Trust Corp.	38,600	2,478,506
State Street Corp.	73,825	4,965,469
T. Rowe Price Group, Inc.	44,200	3,730,922

		63,257,396

Chemicals — 2.5%
Air Products & Chemicals, Inc.	36,300	4,668,906
Airgas, Inc.(a)	10,300	1,121,773
CF Industries Holdings, Inc.	9,000	2,164,770
Dow Chemical Co. (The)	207,011	10,652,786
E.I. du Pont de Nemours & Co.(a)	157,991	10,338,931
Eastman Chemical Co.	26,100	2,279,835
Ecolab, Inc.	46,300	5,155,042
FMC Corp.	23,000	1,637,370

SEE NOTES TO FINANCIAL STATEMENTS.

A109

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
International Flavors & Fragrances, Inc.	14,200	$1,480,776
LyondellBasell Industries NV (Class A Stock)	73,900	7,216,335
Monsanto Co.	89,296	11,138,783
Mosaic Co. (The)	55,200	2,729,640
PPG Industries, Inc.	23,700	4,980,555
Praxair, Inc.	50,300	6,681,852
Sherwin-Williams Co. (The)	14,800	3,062,268
Sigma-Aldrich Corp.(a)	20,700	2,100,636

		77,410,258

Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	31,400	1,097,116
Cintas Corp.	17,200	1,092,888
Iron Mountain, Inc.	29,217	1,035,743
Pitney Bowes, Inc.(a)	34,700	958,414
Republic Services, Inc.	42,635	1,618,851
Stericycle, Inc.*	13,100	1,551,302
Tyco International Ltd.	78,800	3,593,280
Waste Management, Inc.	73,930	3,306,889

		14,254,483

Communications Equipment — 1.6%
Cisco Systems, Inc.	880,775	21,887,259
F5 Networks, Inc.*	12,600	1,404,144
Harris Corp.	18,300	1,386,225
Juniper Networks, Inc.*	81,000	1,987,740
Motorola Solutions, Inc.	36,327	2,418,288
QUALCOMM, Inc.	289,150	22,900,680

		51,984,336

Construction & Engineering — 0.1%
Fluor Corp.	27,500	2,114,750
Jacobs Engineering Group, Inc.*(a)	22,200	1,182,816
Quanta Services, Inc.*	33,000	1,141,140

		4,438,706

Construction Materials
Vulcan Materials Co.	22,300	1,421,625

Consumer Finance — 0.9%
American Express Co.	155,700	14,771,259
Capital One Financial Corp.	97,969	8,092,239
Discover Financial Services	80,605	4,995,898
Navient Corp.	77,000	1,363,670

		29,223,066

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,900	866,125
Ball Corp.	24,300	1,523,124
Bemis Co., Inc.	17,900	727,814
MeadWestvaco Corp.	29,889	1,322,887
Owens-Illinois, Inc.*	28,200	976,848
Sealed Air Corp.	31,620	1,080,456

		6,497,254

Distributors — 0.1%
Genuine Parts Co.(a)	26,225	2,302,555

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	700	$502,677
H&R Block, Inc.	47,600	1,595,552

		2,098,229

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	306,200	38,752,672
CME Group, Inc.	54,000	3,831,300
IntercontinentalExchange, Inc.	19,398	3,664,282
Leucadia National Corp.	53,600	1,405,392
McGraw-Hill Financial, Inc.	46,200	3,835,986
Moody’s Corp.	30,020	2,631,553
NASDAQ OMX Group, Inc. (The)	20,000	772,400

		54,893,585

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	886,211	31,336,421
CenturyLink, Inc.(a)	98,885	3,579,637
Frontier Communications Corp.	164,916	963,110
Verizon Communications, Inc.	704,938	34,492,616
Windstream Holdings, Inc.	93,065	926,927

		71,298,711

Electric Utilities — 1.7%
American Electric Power Co., Inc.	83,040	4,631,141
Duke Energy Corp.	120,848	8,965,713
Edison International	54,900	3,190,239
Entergy Corp.	31,400	2,577,626
Exelon Corp.	146,673	5,350,631
FirstEnergy Corp.	71,680	2,488,729
NextEra Energy, Inc.	74,075	7,591,206
Northeast Utilities	54,000	2,552,580
Pepco Holdings, Inc.	36,700	1,008,516
Pinnacle West Capital Corp.	18,500	1,070,040
PPL Corp.	105,100	3,734,203
Southern Co. (The)(a)	152,100	6,902,298
Xcel Energy, Inc.	86,495	2,787,734

		52,850,656

Electrical Equipment — 0.6%
AMETEK, Inc.	42,100	2,200,988
Eaton Corp. PLC	79,761	6,155,954
Emerson Electric Co.	120,600	8,003,016
Rockwell Automation, Inc.	23,800	2,978,808

		19,338,766

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	27,100	2,610,814
Corning, Inc.	224,800	4,934,360
FLIR Systems, Inc.	23,500	816,155
Jabil Circuit, Inc.	34,100	712,690
TE Connectivity Ltd. (Switzerland)	70,500	4,359,720

		13,433,739

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	74,748	5,564,989
Cameron International Corp.*	35,400	2,396,934
Diamond Offshore Drilling, Inc.(a)	11,900	590,597
Ensco PLC (Class A Stock)(a)	39,700	2,206,129

SEE NOTES TO FINANCIAL STATEMENTS.

A110

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
FMC Technologies, Inc.*	38,300	$2,338,981
Halliburton Co.	143,700	10,204,137
Helmerich & Payne, Inc.	18,400	2,136,424
Nabors Industries Ltd.	45,700	1,342,209
National Oilwell Varco, Inc.(a)	73,300	6,036,255
Noble Corp. PLC(a)	43,500	1,459,860
Rowan Cos. PLC (Class A Stock)	20,500	654,565
Schlumberger Ltd.	222,772	26,275,957
Transocean Ltd.(a)	57,900	2,607,237

		63,814,274

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	74,422	8,570,438
CVS Caremark Corp.	201,738	15,204,993
Kroger Co. (The)	89,400	4,419,042
Safeway, Inc.	40,200	1,380,468
Sysco Corp.	100,100	3,748,745
Wal-Mart Stores, Inc.	276,300	20,741,841
Walgreen Co.	149,000	11,045,370
Whole Foods Market, Inc.	63,600	2,456,868

		67,567,765

Food Products — 1.5%
Archer-Daniels-Midland Co.	112,138	4,946,407
Campbell Soup Co.(a)	30,100	1,378,881
ConAgra Foods, Inc.	70,300	2,086,504
General Mills, Inc.	106,800	5,611,272
Hershey Co. (The)	25,700	2,502,409
Hormel Foods Corp.	23,600	1,164,660
J.M. Smucker Co. (The)	18,200	1,939,574
Kellogg Co.	42,900	2,818,530
Keurig Green Mountain, Inc.	20,400	2,542,044
Kraft Foods Group, Inc.	102,037	6,117,118
McCormick & Co., Inc.	22,300	1,596,457
Mead Johnson Nutrition Co.	34,993	3,260,298
Mondelez International, Inc. (Class A Stock)	290,911	10,941,163
Tyson Foods, Inc. (Class A Stock)	45,600	1,711,824

		48,617,141

Gas Utilities
AGL Resources, Inc.	19,837	1,091,630

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	263,350	10,771,015
Baxter International, Inc.	93,200	6,738,360
Becton, Dickinson and Co.	33,800	3,998,540
Boston Scientific Corp.*	225,299	2,877,068
C.R. Bard, Inc.	13,000	1,859,130
CareFusion Corp.*	35,837	1,589,371
Covidien PLC	77,100	6,952,878
DENTSPLY International, Inc.	22,500	1,065,375
Edwards Lifesciences Corp.*	18,200	1,562,288
Intuitive Surgical, Inc.*	6,550	2,697,290
Medtronic, Inc.	170,600	10,877,456
St. Jude Medical, Inc.	49,600	3,434,800
Stryker Corp.	49,600	4,182,272
Varian Medical Systems, Inc.*	17,300	1,438,322
Zimmer Holdings, Inc.	29,086	3,020,872

		63,065,037

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 2.0%
Aetna, Inc.	62,257	$5,047,798
AmerisourceBergen Corp.	39,900	2,899,134
Cardinal Health, Inc.	58,975	4,043,326
Cigna Corp.	47,900	4,405,363
DaVita HealthCare Partners, Inc.*	30,600	2,212,992
Express Scripts Holding Co.*	132,526	9,188,028
Humana, Inc.	26,300	3,359,036
Laboratory Corp. of America Holdings*	14,600	1,495,040
McKesson Corp.	39,407	7,337,977
Patterson Cos., Inc.(a)	11,000	434,610
Quest Diagnostics, Inc.(a)	24,700	1,449,643
Tenet Healthcare Corp.*	16,800	788,592
UnitedHealth Group, Inc.	169,200	13,832,100
WellPoint, Inc.	48,300	5,197,563

		61,691,202

Health Care Technology — 0.1%
Cerner Corp.*	49,800	2,568,684

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	74,400	2,801,160
Chipotle Mexican Grill, Inc.*	5,300	3,140,303
Darden Restaurants, Inc.(a)	21,950	1,015,627
Marriott International, Inc. (Class A Stock)(a)	37,903	2,429,582
McDonald’s Corp.	168,800	17,004,912
Starbucks Corp.	128,800	9,966,544
Starwood Hotels & Resorts Worldwide, Inc.	32,800	2,650,896
Wyndham Worldwide Corp.	22,863	1,731,186
Wynn Resorts Ltd.	13,900	2,885,084
Yum! Brands, Inc.	74,600	6,057,520

		49,682,814

Household Durables — 0.4%
D.R. Horton, Inc.(a)	45,200	1,111,016
Garmin Ltd.(a)	19,000	1,157,100
Harman International Industries, Inc.	11,600	1,246,188
Leggett & Platt, Inc.	23,800	815,864
Lennar Corp. (Class A Stock)(a)	27,000	1,133,460
Mohawk Industries, Inc.*	10,500	1,452,570
Newell Rubbermaid, Inc.	47,749	1,479,741
PulteGroup, Inc.	50,385	1,015,762
Whirlpool Corp.	13,307	1,852,601

		11,264,302

Household Products — 1.8%
Clorox Co. (The)(a)	22,500	2,056,500
Colgate-Palmolive Co.	149,300	10,179,274
Kimberly-Clark Corp.	64,888	7,216,843
Procter & Gamble Co. (The)	462,006	36,309,052

		55,761,669

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	111,800	1,738,490
NRG Energy, Inc.	56,200	2,090,640

		3,829,130

SEE NOTES TO FINANCIAL STATEMENTS.

A111

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 2.2%
3M Co.	107,100	$15,341,004
Danaher Corp.	102,200	8,046,206
General Electric Co.	1,712,575	45,006,471
Roper Industries, Inc.	17,100	2,496,771

		70,890,452

Insurance — 2.5%
ACE Ltd.	57,600	5,973,120
Aflac, Inc.	79,700	4,961,325
Allstate Corp. (The)	74,088	4,350,447
American International Group, Inc.	250,329	13,662,957
Aon PLC	51,525	4,641,887
Assurant, Inc.	12,300	806,265
Chubb Corp. (The)	42,000	3,871,140
Cincinnati Financial Corp.	25,228	1,211,953
Genworth Financial, Inc. (Class A Stock)*	84,700	1,473,780
Hartford Financial Services Group, Inc. (The)	76,400	2,735,884
Lincoln National Corp.	45,163	2,323,185
Loews Corp.	52,026	2,289,664
Marsh & McLennan Cos., Inc.	93,800	4,860,716
MetLife, Inc.	191,100	10,617,516
Principal Financial Group, Inc.	47,500	2,397,800
Progressive Corp. (The)	93,700	2,376,232
Torchmark Corp.	15,150	1,241,088
Travelers Cos., Inc. (The)	60,298	5,672,233
Unum Group	47,456	1,649,571
XL Group PLC (Ireland)	47,200	1,544,856

		78,661,619

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	63,400	20,591,052
Expedia, Inc.	16,700	1,315,292
Netflix, Inc.*	10,100	4,450,060
Priceline Group, Inc. (The)*	8,950	10,766,850
TripAdvisor, Inc.*(a)	19,100	2,075,406

		39,198,660

Internet Software & Services — 3.0%
Akamai Technologies, Inc.*	30,400	1,856,224
eBay, Inc.*	197,800	9,901,868
Facebook, Inc. (Class A Stock)*	293,400	19,742,886
Google, Inc. (Class C Stock)*	48,285	27,777,395
Google, Inc. (Class A Stock)*	48,385	28,289,258
VeriSign, Inc.*(a)	21,500	1,049,415
Yahoo!, Inc.*	160,600	5,641,878

		94,258,924

IT Services — 3.1%
Accenture PLC (Class A Stock)	108,500	8,771,140
Alliance Data Systems Corp.*(a)	8,400	2,362,500
Automatic Data Processing, Inc.	82,400	6,532,672
Cognizant Technology Solutions Corp. (Class A Stock)*	103,600	5,067,076
Computer Sciences Corp.	25,000	1,580,000
Fidelity National Information Services, Inc.	47,100	2,578,254
Fiserv, Inc.*	43,600	2,629,952

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
International Business Machines Corp.	163,725	$29,678,431
MasterCard, Inc. (Class A Stock)	173,400	12,739,698
Paychex, Inc.	54,850	2,279,566
Teradata Corp.*(a)	27,500	1,105,500
Total System Services, Inc.	28,293	888,683
Visa, Inc. (Class A Stock)(a)	86,500	18,226,415
Western Union Co. (The)(a)	93,704	1,624,827
Xerox Corp.	190,511	2,369,957

		98,434,671

Leisure Products — 0.1%
Hasbro, Inc.	19,050	1,010,602
Mattel, Inc.	57,681	2,247,829

		3,258,431

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	56,482	3,244,326
PerkinElmer, Inc.	20,000	936,800
Thermo Fisher Scientific, Inc.	67,000	7,906,000
Waters Corp.*	14,500	1,514,380

		13,601,506

Machinery — 1.6%
Caterpillar, Inc.	107,900	11,725,493
Cummins, Inc.	29,700	4,582,413
Deere & Co.	63,250	5,727,287
Dover Corp.	28,500	2,592,075
Flowserve Corp.	23,600	1,754,660
Illinois Tool Works, Inc.	65,675	5,750,503
Ingersoll-Rand PLC	45,300	2,831,703
Joy Global, Inc.(a)	16,600	1,022,228
PACCAR, Inc.	61,128	3,840,672
Pall Corp.	18,800	1,605,332
Parker Hannifin Corp.	25,587	3,217,054
Pentair PLC (United Kingdom)	34,107	2,459,797
Snap-on, Inc.	9,500	1,125,940
Stanley Black & Decker, Inc.	26,835	2,356,650
Xylem, Inc.	31,600	1,234,928

		51,826,735

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	596,570
CBS Corp. (Class B Stock)	93,268	5,795,674
Comcast Corp. (Class A Stock)	445,346	23,906,173
DIRECTV*	81,025	6,887,935
Discovery Communications, Inc. (Class A Stock)*	37,100	2,755,788
Gannett Co., Inc.	39,200	1,227,352
Interpublic Group of Cos., Inc. (The)	72,562	1,415,685
News Corp. (Class A Stock)*	85,125	1,527,142
Omnicom Group, Inc.	44,200	3,147,924
Scripps Networks Interactive, Inc. (Class A Stock)	18,800	1,525,432
Time Warner Cable, Inc.	47,526	7,000,580
Time Warner, Inc.	152,715	10,728,229
Twenty-First Century Fox, Inc. (Class A Stock)	328,800	11,557,320

SEE NOTES TO FINANCIAL STATEMENTS.

A112

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Viacom, Inc. (Class B Stock)	68,143	$5,910,042
Walt Disney Co. (The)	278,576	23,885,106

		107,866,952

Metals & Mining — 0.5%
Alcoa, Inc.	191,876	2,857,034
Allegheny Technologies, Inc.(a)	14,240	642,224
Freeport-McMoRan Copper & Gold, Inc.(a)	175,412	6,402,538
Newmont Mining Corp.	84,903	2,159,932
Nucor Corp.	54,500	2,684,125
United States Steel Corp.(a)	19,740	514,030

		15,259,883

Multiline Retail — 0.6%
Dollar General Corp.*	48,700	2,793,432
Dollar Tree, Inc.*	35,600	1,938,776
Family Dollar Stores, Inc.	15,900	1,051,626
Kohl’s Corp.	34,500	1,817,460
Macy’s, Inc.	64,520	3,743,450
Nordstrom, Inc.	24,300	1,650,699
Target Corp.(a)	108,468	6,285,721

		19,281,164

Multi-Utilities — 1.1%
Ameren Corp.	42,000	1,716,960
CenterPoint Energy, Inc.	73,110	1,867,229
CMS Energy Corp.	45,800	1,426,670
Consolidated Edison, Inc.(a)	49,400	2,852,356
Dominion Resources, Inc.	99,184	7,093,640
DTE Energy Co.	29,600	2,304,952
Integrys Energy Group, Inc.	12,050	857,117
NiSource, Inc.	49,600	1,951,264
PG&E Corp.	76,900	3,692,738
Public Service Enterprise Group, Inc.	86,600	3,532,414
SCANA Corp.	22,200	1,194,582
Sempra Energy	38,954	4,078,873
TECO Energy, Inc.(a)	34,200	632,016
Wisconsin Energy Corp.(a)	39,600	1,858,032

		35,058,843

Oil, Gas & Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	86,426	9,461,054
Apache Corp.	66,250	6,666,075
Cabot Oil & Gas Corp.	72,200	2,464,908
Chesapeake Energy Corp.(a)	86,600	2,691,528
Chevron Corp.	325,242	42,460,343
Cimarex Energy Co.	12,900	1,850,634
ConocoPhillips	209,229	17,937,202
CONSOL Energy, Inc.	38,100	1,755,267
Denbury Resources, Inc.(a)	60,900	1,124,214
Devon Energy Corp.	65,500	5,200,700
EOG Resources, Inc.	93,800	10,961,468
EQT Corp.	26,400	2,822,160
Exxon Mobil Corp.	735,704	74,070,679
Hess Corp.	47,875	4,734,359
Kinder Morgan, Inc.	114,543	4,153,329
Marathon Oil Corp.	119,194	4,758,225

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	50,447	$3,938,397
Murphy Oil Corp.	29,500	1,961,160
Newfield Exploration Co.*	23,700	1,047,540
Noble Energy, Inc.	61,600	4,771,536
Occidental Petroleum Corp.	135,900	13,947,417
ONEOK, Inc.	36,240	2,467,219
Peabody Energy Corp.(a)	47,100	770,085
Phillips 66	100,164	8,056,191
Pioneer Natural Resources Co.	24,500	5,630,345
QEP Resources, Inc.	28,200	972,900
Range Resources Corp.	27,900	2,425,905
Southwestern Energy Co.*	59,700	2,715,753
Spectra Energy Corp.	114,642	4,869,992
Tesoro Corp.	22,600	1,325,942
Valero Energy Corp.	91,600	4,589,160
Williams Cos., Inc. (The)	116,500	6,781,465

		259,383,152

Paper & Forest Products — 0.1%
International Paper Co.	75,567	3,813,867

Personal Products — 0.1%
Avon Products, Inc.	76,700	1,120,587
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,800	3,104,068

		4,224,655

Pharmaceuticals — 5.8%
AbbVie, Inc.	271,900	15,346,036
Actavis PLC*(a)	29,900	6,669,195
Allergan, Inc.	50,650	8,570,993
Bristol-Myers Squibb Co.	281,640	13,662,356
Eli Lilly & Co.	168,500	10,475,645
Forest Laboratories, Inc.*	40,900	4,049,100
Hospira, Inc.*	28,920	1,485,620
Johnson & Johnson	482,996	50,531,042
Merck & Co., Inc.	501,803	29,029,304
Mylan, Inc.*(a)	63,600	3,279,216
Perrigo Co. PLC	22,900	3,337,904
Pfizer, Inc.	1,091,123	32,384,531
Zoetis, Inc.	85,500	2,759,085

		181,580,027

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,500	716,300
Equifax, Inc.	21,500	1,559,610
Nielsen Holdings NV	47,300	2,289,793
Robert Half International, Inc.	23,100	1,102,794

		5,668,497

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	67,600	6,082,648
Apartment Investment & Management Co. (Class A Stock)	24,074	776,868
AvalonBay Communities, Inc.	19,418	2,761,045
Boston Properties, Inc.	26,200	3,096,316
Crown Castle International Corp.	57,500	4,269,950
Equity Residential(a)	55,600	3,502,800
Essex Property Trust, Inc.	9,600	1,775,136

SEE NOTES TO FINANCIAL STATEMENTS.

A113

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
General Growth Properties, Inc.	89,200	$2,101,552
HCP, Inc.	78,700	3,256,606
Health Care REIT, Inc.	49,500	3,102,165
Host Hotels & Resorts, Inc.(a)	123,726	2,723,209
Kimco Realty Corp.	70,100	1,610,898
Macerich Co. (The)	21,300	1,421,775
Plum Creek Timber Co., Inc.	26,400	1,190,640
Prologis, Inc.	82,828	3,403,403
Public Storage	24,800	4,249,480
Simon Property Group, Inc.	53,801	8,946,030
Ventas, Inc.	50,404	3,230,896
Vornado Realty Trust	29,857	3,186,638
Weyerhaeuser Co.(a)	99,310	3,286,168

		63,974,223

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	47,700	1,528,308

Road & Rail — 0.9%
CSX Corp.	172,372	5,310,781
Kansas City Southern	19,200	2,064,192
Norfolk Southern Corp.	53,000	5,460,590
Ryder System, Inc.	9,100	801,619
Union Pacific Corp.	155,500	15,511,125

		29,148,307

Semiconductors & Semiconductor Equipment — 2.2%
Altera Corp.	52,500	1,824,900
Analog Devices, Inc.	52,900	2,860,303
Applied Materials, Inc.	204,900	4,620,495
Avago Technologies Ltd. (Singapore)	40,500	2,918,835
Broadcom Corp. (Class A Stock)	96,150	3,569,088
First Solar, Inc.*(a)	12,200	866,932
Intel Corp.	850,200	26,271,180
KLA-Tencor Corp.	28,700	2,084,768
Lam Research Corp.	28,050	1,895,619
Linear Technology Corp.	40,400	1,901,628
Microchip Technology, Inc.(a)	31,900	1,557,039
Micron Technology, Inc.*	179,000	5,898,050
NVIDIA Corp.	96,450	1,788,183
Texas Instruments, Inc.	187,400	8,955,846
Xilinx, Inc.	44,000	2,081,640

		69,094,506

Software — 3.3%
Adobe Systems, Inc.*	79,475	5,750,811
Autodesk, Inc.*	36,900	2,080,422
CA, Inc.	55,173	1,585,672
Citrix Systems, Inc.*	28,900	1,807,695
Electronic Arts, Inc.*(a)	52,800	1,893,936
Intuit, Inc.	49,000	3,945,970
Microsoft Corp.	1,287,000	53,667,900
Oracle Corp.	592,995	24,034,087
Red Hat, Inc.*	33,300	1,840,491
salesforce.com, inc.*(a)	94,800	5,505,984
Symantec Corp.	118,311	2,709,322

		104,822,290

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 1.9%
AutoNation, Inc.*	11,089	$661,792
AutoZone, Inc.*(a)	5,600	3,002,944
Bed Bath & Beyond, Inc.*(a)	36,400	2,088,632
Best Buy Co., Inc.	48,025	1,489,255
CarMax, Inc.*(a)	38,200	1,986,782
GameStop Corp. (Class A Stock)(a)	19,800	801,306
Gap, Inc. (The)	46,387	1,928,308
Home Depot, Inc. (The)	234,969	19,023,090
L. Brands, Inc.	42,496	2,492,815
Lowe’s Cos., Inc.	171,025	8,207,490
O’Reilly Automotive, Inc.*(a)	18,500	2,786,100
PetSmart, Inc.(a)	17,800	1,064,440
Ross Stores, Inc.	36,800	2,433,584
Staples, Inc.	110,800	1,201,072
Tiffany & Co.	18,300	1,834,575
TJX Cos., Inc. (The)	121,600	6,463,040
Tractor Supply Co.	23,900	1,443,560
Urban Outfitters, Inc.*	19,000	643,340

		59,552,125

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,031,905	95,894,932
EMC Corp.	346,374	9,123,491
Hewlett-Packard Co.	324,066	10,914,543
NetApp, Inc.	56,400	2,059,728
SanDisk Corp.(a)	38,600	4,030,998
Seagate Technology PLC(a)	54,800	3,113,736
Western Digital Corp.	35,300	3,258,190

		128,395,618

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	47,500	1,624,025
Fossil Group, Inc.*	8,300	867,516
Michael Kors Holdings Ltd.*	31,300	2,774,745
NIKE, Inc. (Class B Stock)	127,200	9,864,360
PVH Corp.	13,700	1,597,420
Ralph Lauren Corp.	10,200	1,639,038
Under Armour, Inc. (Class A Stock)*(a)	24,000	1,427,760
VF Corp.	60,244	3,795,372

		23,590,236

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	81,400	800,162
People’s United Financial, Inc.(a)	56,100	851,037

		1,651,199

Tobacco — 1.4%
Altria Group, Inc.(a)	339,300	14,230,242
Lorillard, Inc.	62,493	3,810,198
Philip Morris International, Inc.	271,700	22,907,027
Reynolds American, Inc.	53,800	3,246,830

		44,194,297

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	47,600	2,355,724
W.W. Grainger, Inc.(a)	10,700	2,720,702

		5,076,426

TOTAL LONG-TERM INVESTMENTS (cost $1,064,205,775)		2,968,377,819

SEE NOTES TO FINANCIAL STATEMENTS.

A114

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 8.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 8.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $254,158,975; includes $164,688,265 of cash collateral for securities on loan)(Note 4)(b)(c)	254,158,975	$254,158,975

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.020%, 09/18/14 (cost $5,199,771)(d)(e)	5,200	5,199,771

TOTAL SHORT-TERM INVESTMENTS (cost $259,358,746)		259,358,746

TOTAL INVESTMENTS — 102.2% (cost $1,323,564,521)		3,227,736,565
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (2.2)%		(68,200,407)

NET ASSETS 100.0%		$3,159,536,158

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $161,384,780; cash collateral of $164,688,265 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
21	S&P 500 E-mini	Sep. 2014	$2,046,608	$2,050,020	$3,412
195	S&P 500 Index	Sep. 2014	94,132,530	95,179,500	1,046,970

					$1,050,382

(1)	A U.S. Government Treasury security with a market value of $5,199,771 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$78,743,929	$—	$—
Air Freight & Logistics	22,917,076	—	—
Airlines	8,850,210	—	—
Auto Components	12,545,542	—	—
Automobiles	22,039,429	—	—
Banks	176,274,077	—	—
Beverages	63,220,176	—	—
Biotechnology	74,676,892	—	—
Building Products	2,157,902	—	—
Capital Markets	63,257,396	—	—
Chemicals	77,410,258	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A115

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$14,254,483	$—	$—
Communications Equipment	51,984,336	—	—
Construction & Engineering	4,438,706	—	—
Construction Materials	1,421,625	—	—
Consumer Finance	29,223,066	—	—
Containers & Packaging	6,497,254	—	—
Distributors	2,302,555	—	—
Diversified Consumer Services	2,098,229	—	—
Diversified Financial Services	54,893,585	—	—
Diversified Telecommunication Services	71,298,711	—	—
Electric Utilities	52,850,656	—	—
Electrical Equipment	19,338,766	—	—
Electronic Equipment, Instruments & Components	13,433,739	—	—
Energy Equipment & Services	63,814,274	—	—
Food & Staples Retailing	67,567,765	—	—
Food Products	48,617,141	—	—
Gas Utilities	1,091,630	—	—
Health Care Equipment & Supplies	63,065,037	—	—
Health Care Providers & Services	61,691,202	—	—
Health Care Technology	2,568,684	—	—
Hotels, Restaurants & Leisure	49,682,814	—	—
Household Durables	11,264,302	—	—
Household Products	55,761,669	—	—
Independent Power & Renewable Electricity Producers	3,829,130	—	—
Industrial Conglomerates	70,890,452	—	—
Insurance	78,661,619	—	—
Internet & Catalog Retail	39,198,660	—	—
Internet Software & Services	94,258,924	—	—
IT Services	98,434,671	—	—
Leisure Products	3,258,431	—	—
Life Sciences Tools & Services	13,601,506	—	—
Machinery	51,826,735	—	—
Media	107,866,952	—	—
Metals & Mining	15,259,883	—	—
Multiline Retail	19,281,164	—	—
Multi-Utilities	35,058,843	—	—
Oil, Gas & Consumable Fuels	259,383,152	—	—
Paper & Forest Products	3,813,867	—	—
Personal Products	4,224,655	—	—
Pharmaceuticals	181,580,027	—	—
Professional Services	5,668,497	—	—
Real Estate Investment Trusts (REITs)	63,974,223	—	—
Real Estate Management & Development	1,528,308	—	—
Road & Rail	29,148,307	—	—
Semiconductors & Semiconductor Equipment	69,094,506	—	—
Software	104,822,290	—	—
Specialty Retail	59,552,125	—	—
Technology Hardware, Storage & Peripherals	128,395,618	—	—
Textiles, Apparel & Luxury Goods	23,590,236	—	—
Thrifts & Mortgage Finance	1,651,199	—	—
Tobacco	44,194,297	—	—
Trading Companies & Distributors	5,076,426	—	—
Affiliated Money Market Mutual Fund	254,158,975	—	—
U.S. Treasury Obligation	—	5,199,771	—
Other Financial Instruments*
Futures Contracts	1,050,382	—	—

Total	$3,223,587,176	$5,199,771	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	8.2%
Affiliated Money Market Mutual Fund (including 5.2% of collateral for securities on loan)	8.0
Pharmaceuticals	5.8
Banks	5.6
Technology Hardware, Storage & Peripherals	4.1
Media	3.4
Software	3.3
IT Services	3.1
Internet Software & Services	3.0
Aerospace & Defense	2.5
Chemicals	2.5
Insurance	2.5
Biotechnology	2.4
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.2
Semiconductors & Semiconductor Equipment	2.2
Food & Staples Retailing	2.1
Beverages	2.0
Capital Markets	2.0
Energy Equipment & Services	2.0
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.0
Real Estate Investment Trusts (REITs)	2.0
Specialty Retail	1.9
Household Products	1.8
Diversified Financial Services	1.7
Electric Utilities	1.7
Communications Equipment	1.6
Hotels, Restaurants & Leisure	1.6
Machinery	1.6
Food Products	1.5
Tobacco	1.4
Internet & Catalog Retail	1.2

Multi-Utilities	1.1%
Consumer Finance	0.9
Road & Rail	0.9
Air Freight & Logistics	0.7
Automobiles	0.7
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Auto Components	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.4
Life Sciences Tools & Services	0.4
Airlines	0.3
Containers & Packaging	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
U.S. Treasury Obligation	0.2
Building Products	0.1
Construction & Engineering	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$1,050,382	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$9,412,740

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,627,936)

For the six months ended June 30, 2014, the Fund’s average value at trade date for futures long positions was $87,310,188.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $161,384,780:
Unaffiliated investments (cost $1,069,405,546)	$2,973,577,590
Affiliated investments (cost $254,158,975)	254,158,975
Receivable for Series shares sold	94,129,199
Dividends receivable	3,181,084
Receivable for investments sold	627,033
Due from broker—variation margin	19,920
Tax reclaim receivable	1,118
Prepaid expenses	3,542

Total Assets	3,325,698,461

LIABILITIES
Payable to broker for collateral for securities on loan	164,688,265
Management fee payable	747,080
Payable for Series shares repurchased	544,499
Accrued expenses	163,650
Payable to custodian	17,883
Affiliated transfer agent fee payable	926

Total Liabilities	166,162,303

NET ASSETS	$3,159,536,158

Net assets were comprised of:
Paid-in capital	$1,245,766,664
Retained earnings	1,913,769,494

Net assets, June 30, 2014	$3,159,536,158

Net asset value and redemption price per share $3,159,536,158 / 67,858,469 outstanding shares of beneficial interest	$46.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $2,981)	$29,217,811
Affiliated income from securities loaned, net	89,593
Affiliated dividend income	57,309
Interest income	1,299

Total income	29,366,012

EXPENSES
Management fee	5,111,156
Custodian’s fees and expenses	141,000
Shareholders’ reports	53,000
Insurance expenses	21,000
Trustees’ fees	17,000
Audit fee	10,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	9,998

Total expenses	5,378,154
Less: Management fee waiver	(730,165)

Net expenses	4,647,989

NET INVESTMENT INCOME	24,718,023

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	24,244,101
Futures transactions	9,412,740

33,656,841

Net change in unrealized appreciation (depreciation) on:
Investments	146,215,250
Futures	(1,627,936)

144,587,314

NET GAIN ON INVESTMENT TRANSACTIONS	178,244,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,962,178

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,718,023	$46,538,020
Net realized gain on investment transactions	33,656,841	77,667,845
Net change in unrealized appreciation (depreciation) on investments	144,587,314	599,872,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	202,962,178	724,078,645

Dividends from net investment income	(91,930,777)	—

Distributions from net realized gains	(133,103,580)	—

SERIES SHARE TRANSACTIONS
Series shares sold [4,207,760 and 952,181 shares, respectively]	194,797,422	39,860,195
Series shares issued in reinvestment of distributions [4,895,244 and 0 shares, respectively]	225,034,357	—
Series shares repurchased [2,715,507 and 5,120,314 shares, respectively]	(128,773,227)	(213,653,470)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	291,058,552	(173,793,275)

TOTAL INCREASE	268,986,373	550,285,370
NET ASSETS:
Beginning of period	2,890,549,785	2,340,264,415

End of period	$3,159,536,158	$2,890,549,785

SEE NOTES TO FINANCIAL STATEMENTS.

A118

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

B1

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Directors of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate

B2

the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the

B3

price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options:    Certain Portfolios of the Series Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as a purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options, and guarantees the options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into credit default swaps to provide a measure of protection against issuer defaults. Certain Portfolios in the Series Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As

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the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian, and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation

B5

risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

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For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), Brown Advisory, LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.74	*
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30	**

*	PI has contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.01% of the average daily net assets of the Portfolio.
**	PI has voluntarily agreed, through June 30, 2014, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, PI has contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

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At June 30, 2014, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Certain Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$293,730
Global Portfolio	10,892

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	Amount
Conservative Balanced Portfolio	$28,381
Diversified Bond Portfolio	13,133
Equity Portfolio	129,699
Flexible Managed Portfolio	29,723
Global Portfolio	2,250
Government Income Portfolio	8,283
Stock Index Portfolio	26,762

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

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Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2014 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,070,678,698	$1,236,092,600
Diversified Bond Portfolio	135,404,947	297,432,058
Equity Portfolio	966,694,212	1,061,416,382
Flexible Managed Portfolio	2,564,812,720	2,813,303,574
Global Portfolio	153,805,414	152,438,272
Government Income Portfolio	1,699,690,911	1,710,841,299
Stock Index Portfolio	63,901,302	86,664,283

Options written transactions, during the six months ended June 30, 2014, were as follows:

Conservative Balanced Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	23,920,426	177,186
Options terminated in closing purchase transactions	(23,920,271)	(144,359)
Options expired	(155)	(32,827)

Balance as of June 30, 2014	—	$—

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	73,420,168	138,405
Options terminated in closing purchase transactions	(73,420,000)	(128,203)
Options expired	(168)	(10,202)

Balance as of June 30, 2014	—	$—

Flexible Managed Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	31,420,561	233,988
Options terminated in closing purchase transactions	(31,420,357)	(190,693)
Options expired	(204)	(43,295)

Balance as of June 30, 2014	—	$—

Government Income Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	23,600,419	174,397
Options terminated in closing purchase transactions	(23,600,267)	(141,987)
Options expired	(152)	(32,410)

Balance as of June 30, 2014	—	$—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for

B9

the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2014, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount

Six months ended June 30, 2014:
Series shares sold	163,839	$5,895,719
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(3,574,066)	(129,111,140)

Net increase (decrease) in shares outstanding	(3,410,227)	$(123,215,421)

Year ended December 31, 2013:
Series shares sold	497,608	$15,342,872
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(7,725,116)	(238,388,587)

Net increase (decrease) in shares outstanding	(7,227,508)	$(223,045,715)

Class II
Six months ended June 30, 2014:
Series shares sold	11,289	$407,495
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(14,394)	(527,762)

Net increase (decrease) in shares outstanding	(3,105)	$(120,267)

Year ended December 31, 2013:
Series shares sold	14,609	$480,313
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(17,287)	(551,629)

Net increase (decrease) in shares outstanding	(2,678)	$(71,316)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

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The following Portfolio utilized the SCA during the six months ended June 30, 2014. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2014
Diversified Bond Portfolio	$12,017,889	9	1.40%	—

Note 9:	Ownership and Affiliates

As of June 30, 2014, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

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Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.63		$17.77	$16.32	$15.96	$14.65	$12.69

Income (Loss) From Investment Operations:
Net investment income	.19		.35	.38	.36	.37	.39
Net realized and unrealized gain on investments	.91		2.51	1.43	.37	1.31	2.08

Total from investment operations	1.10		2.86	1.81	.73	1.68	2.47

Less Distributions	—		—	(.36)	(.37)	(.37)	(.51)

Net Asset Value, end of period	$21.73		$20.63	$17.77	$16.32	$15.96	$14.65

Total Return(b)	5.33%		16.09%	11.23%	4.60%	11.74%	20.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,564.2		$2,504.4	$2,287.0	$2,191.6	$2,234.7	$2,138.7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.59	%(d)	.58%	.58%	.59%	.59%	.59%
Expenses before waivers and/or expense reimbursement	.59	%(d)	.58%	.58%	.59%	.59%	.59%
Net investment income	1.84	%(d)	1.84%	2.11%	2.12%	2.32%	2.68%
Portfolio turnover rate	64	%(e)	196%	188%	215%	185%	250%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013	2012(a)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.01		$11.88	$11.74	$11.67	$11.16	$9.89

Income (Loss) From Investment Operations:
Net investment income	.22		.48	.54	.56	.52	.50
Net realized and unrealized gain (loss) on investments	.37		(.56)	.66	.30	.63	1.46

Total from investment operations	.59		(.08)	1.20	.86	1.15	1.96

Less Distributions	(.12)		(.79)	(1.06)	(.79)	(.64)	(.69)

Net Asset Value, end of period	$11.48		$11.01	$11.88	$11.74	$11.67	$11.16

Total Return(b)	5.44%		(.71)%	10.68%	7.51%	10.57%	20.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,082.6		$1,197.5	$1,305.9	$1,556.9	$1,522.9	$1,363.5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.45	%(d)	.44%	.44%	.42%	.46%	.44%
Expenses before waivers and/or expense reimbursement	.45	%(d)	.44%	.44%	.42%	.46%	.44%
Net investment income	3.88	%(d)	4.10%	4.57%	4.76%	4.46%	4.79%
Portfolio turnover rate	35	%(e)	111%	144%	167%	191%	401%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.81		$26.81	$23.73	$24.75	$22.30	$16.40

Income (Loss) From Investment Operations:
Net investment income	.07		.27	.27	.13	.15	.16
Net realized and unrealized gain (loss) on investments	1.73		8.73	2.96	(.98)	2.48	6.04

Total from investment operations	1.80		9.00	3.23	(.85)	2.63	6.20

Less Distributions:	—		—	(.15)	(.17)	(.18)	(.30)

Net Asset Value, end of period	$37.61		$35.81	$26.81	$23.73	$24.75	$22.30

Total Return(a)	5.03%		33.57%	13.69%	(3.47)%	11.90%	38.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,042.9		$3,970.9	$3,167.0	$2,997.5	$3,324.3	$3,195.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.48%	.48%	.48%
Expenses before waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.48%	.48%	.48%
Net investment income	.37	%(d)	.86%	1.04%	.58%	.71%	.90%
Portfolio turnover rate	25	%(e)	45%	48%	49%	68%	98%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.05		$27.10	$23.99	$25.00	$22.46	$16.47

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		.13	.17	.06	.04	.09
Net realized and unrealized gain (loss) on investments	1.75		8.82	3.00	(1.03)	2.54	6.07

Total from investment operations	1.74		8.95	3.17	(.97)	2.58	6.16

Less Distributions:	—		—	(.06)	(.04)	(.04)	(.17)

Net Asset Value, end of period	$37.79		$36.05	$27.10	$23.99	$25.00	$22.46

Total Return(a)	4.83%		33.03%	13.23%	(3.87)%	11.50%	37.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.3		$2.3	$1.8	$2.0	$1.9	$.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.88%	.88%	.88%
Expenses before waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.88%	.88%	.88%
Net investment income (loss)	(.04	)%(d)	.47%	.63%	.19%	.34%	.52%
Portfolio turnover rate	25	%(e)	45%	48%	49%	68%	98%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.35		$17.77	$15.99	$15.63	$14.28	$12.34

Income (Loss) From Investment Operations:
Net investment income	.20		.36	.37	.33	.31	.34
Net realized and unrealized gain on investments	1.30		3.22	1.74	.34	1.37	2.05

Total from investment operations	1.50		3.58	2.11	.67	1.68	2.39

Less Distributions	—		—	(.33)	(.31)	(.33)	(.45)

Net Asset Value, end of period	$22.85		$21.35	$17.77	$15.99	$15.63	$14.28

Total Return(b)	7.03%		20.15%	13.37%	4.34%	12.03%	19.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,893.2		$3,730.6	$3,265.8	$3,036.8	$3,077.3	$2,906.0
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.64%	.63%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.64%	.63%
Net investment income	1.83	%(e)	1.86%	2.05%	2.01%	2.06%	2.50%
Portfolio turnover rate(d)	82	%(f)	210%	214%	246%	205%	248%

	Global Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.91		$19.57	$16.94	$18.49	$16.68	$13.07

Income (Loss) From Investment Operations:
Net investment income	.26		.31	.36	.29	.28	.28
Net realized and unrealized gain (loss) on investments	.88		5.03	2.57	(1.56)	1.79	3.75

Total from investment operations	1.14		5.34	2.93	(1.27)	2.07	4.03

Less Distributions	—		—	(.30)	(.28)	(.26)	(.42)

Net Asset Value, end of period	$26.05		$24.91	$19.57	$16.94	$18.49	$16.68

Total Return(b)	4.58%		27.29%	17.52%	(6.97)%	12.74%	31.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$772.9		$744.5	$611.2	$564.2	$648.5	$619.5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.81	%(e)	.84%	.84%	.84%	.87%	.85%
Expenses before waivers and/or expense reimbursement	.82	%(e)	.84%	.84%	.84%	.87%	.85%
Net investment income	2.02	%(e)	1.29%	1.82%	1.54%	1.60%	1.77%
Portfolio turnover rate	21	%(f)	70%	57%	69%	69%	50%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.30		$12.15	$12.37	$12.03	$11.86	$11.40

Income (Loss) From Investment Operations:
Net investment income	.11		.21	.25	.30	.35	.37
Net realized and unrealized gain (loss) on investments	.32		(.49)	.19	.60	.47	.49

Total from investment operations	.43		(.28)	.44	.90	.82	.86

Less Distributions	(.04)		(.57)	(.66)	(.56)	(.65)	(.40)

Net Asset Value, end of period	$11.69		$11.30	$12.15	$12.37	$12.03	$11.86

Total Return(a)	3.82%		(2.34)%	3.63%	7.63%	6.99%	7.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$340.5		$341.1	$382.9	$416.7	$399.2	$375.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.48	%(d)	.49%	.48%	.46%	.50%	.47%
Expenses before waivers and/or expense reimbursement	.48	%(d)	.49%	.48%	.46%	.50%	.47%
Net investment income	1.87	%(d)	1.78%	1.96%	2.48%	2.87%	3.11%
Portfolio turnover rate(c)	433	%(e)	1135%	1154%	1554%	1122%	1179%

	Stock Index Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(f)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$47.02		$35.65	$31.47	$31.37	$27.89	$22.76

Income (Loss) From Investment Operations:
Net investment income	.40		.73	.68	.54	.48	.49
Net realized and unrealized gain on investments	2.82		10.64	4.19	.07	3.51	5.32

Total from investment operations	3.22		11.37	4.87	.61	3.99	5.81

Less Distributions	(3.68)		—	(.69)	(.51)	(.51)	(.68)

Net Asset Value, end of period	$46.56		$47.02	$35.65	$31.47	$31.37	$27.89

Total Return(a)	6.95%		31.89%	15.68%	1.95%	14.59%	26.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,159.5		$2,890.5	$2,340.3	$2,162.4	$2,277.6	$2,098.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.32	%(d)	.32%	.32%	.33%	.36%	.37%
Expenses before waivers and/or expense reimbursement	.37	%(d)	.37%	.37%	.38%	.38%	.37%
Net investment income	1.69	%(d)	1.77%	1.97%	1.74%	1.70%	2.06%
Portfolio turnover rate	2	%(e)	3%	2%	2%	4%	5%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

The Prudential Variable Contract Account-10

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of thirteen individuals, eleven of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

In 2013, PI and the Committee retained an outside business consulting firm, in order to assist the Committee in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the management fee structures of VCA-10 and related funds were presented to the Committee and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Committee and PI over the following two quarters.

The Committee noted that the advisory fee schedule for VCA-10 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-10’s assets grow beyond current levels. The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-10’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-10’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as VCA-10’s securities lending agent, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-10 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-10 for the one-, three-, five- and ten-year periods ended December 31, 2013. The Committee also considered VCA-10’s actual management fee, as well as VCA-10’s net total expense ratio, for the fiscal year ended December 31, 2013. The Committee considered the management fee for VCA-10 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-10 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-10 represents the actual expense ratio incurred by VCA-10 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Committee, PI may have provided supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-10 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-10’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-10 outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.

•	The Committee noted information provided by PI indicating that the VCA-10’s performance had improved for the first quarter of 2014 with VCA-10 ranked in the second quartile.

•	The Committee concluded that it was reasonable to continue to monitor performance, and that it would be in the best interests of VCA-10 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

[1]

Although Lipper classifies VCA-10 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

The Prudential Variable Contract Account-11

Approval of Advisory Agreements

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”) (the “Committee”) consists of thirteen individuals, eleven of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of VCA-11 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and PIM. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its investors. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-11 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

In 2013, PI and the Committee retained an outside business consulting firm, in order to assist the Committee in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the management fee structures of VCA-11 and related funds were presented to the Committee and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Committee and PI over the following two quarters.

The Committee noted that the advisory fee schedule for VCA-11 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-11’s assets grow beyond current levels. The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-11’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-11’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with VCA 11. The Committee concluded that potential benefits to be derived by PI included benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-11. The Committee concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-11 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-11 for the one-, three-, five- and ten-year periods ended December 31, 2013. The Committee also considered VCA-11’s actual management fee, as well as VCA-11’s net total expense ratio, for the fiscal year ended December 31, 2013. The Committee considered the management fee for VCA-11 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-11 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-11 represents the actual expense ratio incurred by VCA-11 investors.

The mutual funds included in the Peer Universe (the Lipper VA Money Market Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed VCA-11 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-11’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-11 outperformed its benchmark index for the ten-year period and underperformed by less than three basis points for the one-, three- and five-year periods.

•	The Committee noted PI’s assertion that VCA-11’s underperformance was primarily attributable to its conservative positioning and shorter-than-peer group Weighted Average Maturity.

•	The Committee noted the challenging money market and interest rate environment since the financial crisis.

•

The Committee concluded that, in light of VCA-11’s relatively competitive performance against its benchmark index in a challenging environment, it would be in the best interests of investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-11 and its investors.

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Portfolios and the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability of the Manager included profitability information regarding PIM, Jennison and QMA, each of which are affiliates of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedules for the Portfolios generally do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee of the Stock Index Portfolio was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationships with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers unaffiliated with PI included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, although it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that the Portfolio’s relative performance had improved from calendar year 2012 to calendar year 2013.

•	The Board noted PI’s assertion that the Portfolio’s results over longer periods are more indicative of the subadviser’s abilities.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.01% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio’s outperformed its benchmark index over the three-, five- and ten-year periods, although it slightly underperformed its benchmark index over the one-year period.

•	The Board and PI agreed to retain the existing voluntary waiver of 0.05% of the management fee at the fee breakpoint level and to make the waiver contractually guaranteed through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of each Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on the Account’s website.

The Account’s Statement of Additional Information contains additional information about the Accounts’ Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

©2014 Prudential Financial, Inc. and its related entities. Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228795-00003-00    MD.RS.011

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     The Prudential Variable Contract Account-11

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 19, 2014